UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: May 31

Date of reporting period: June 1, 2012 to August 31, 2012

Item 1.                      Schedule of Investments.
                   Attached hereto.

BSCC Guggenheim BulletShares 2012 Corporate Bond ETF
Portfolio of Investments
August 31, 2012 (unaudited)

Principal					Optional Call
Amount	Description	Rating (S&P)*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 72.4%
	Aerospace & Defense - 0.9%
$894,000	Boeing Co.	A	1.88%	11/20/2012	N/A	$896,865

	Banks - 31.6%
1,150,000	American Express Bank FSB, Series BKN1	A-	5.55%	10/17/2012	N/A	1,155,810
750,000	American Express Centurion Bank, Series BKNT	A-	5.55%	10/17/2012	N/A	754,358
950,000	Bank of America Corp.	A-	5.38%	09/11/2012	N/A	950,620
1,362,000	Bank of America Corp.	A-	4.88%	09/15/2012	N/A	1,363,237
2,088,000	Bank of New York Mellon Corp., Series MTN	A+	4.95%	11/01/2012	N/A	2,102,904
2,825,000	Barclays Bank PLC (United Kingdom)	A+	5.45%	09/12/2012	N/A	2,829,421
875,000	BNP Paribas / BNP Paribas US Medium-Term Note Program, LLC, Series 2 (France)	AA-	2.13%	12/21/2012	N/A	876,699
3,331,000	Citigroup, Inc.	A-	5.30%	10/17/2012	N/A	3,350,367
2,970,000	Deutsche Bank AG (Germany)	A+	5.38%	10/12/2012	N/A	2,982,848
2,368,000	Goldman Sachs Group, Inc.	A	5.70%	09/01/2012	N/A	2,368,000
2,929,000	Goldman Sachs Group, Inc.	A-	5.45%	11/01/2012	N/A	2,950,724
2,262,000	HSBC Holdings PLC (United Kingdom)	A-	5.25%	12/12/2012	N/A	2,289,766
3,068,000	JPMorgan Chase & Co.	A	5.38%	10/01/2012	N/A	3,078,922
900,000	Morgan Stanley, Series MTN(a)	A-	5.25%	11/02/2012	N/A	906,423
217,000	SunTrust Banks, Inc.	BBB	5.25%	11/05/2012	N/A	218,790
700,000	Wells Fargo & Co.	A+	5.13%	09/01/2012	N/A	700,000
3,131,000	Wells Fargo & Co.	A+	5.25%	10/23/2012	N/A	3,151,449
						32,030,338

	Beverages - 3.2%
1,857,000	Anheuser-Busch InBev Worldwide, Inc.	A	3.00%	10/15/2012	N/A	1,862,172
1,415,000	Bottling Group LLC	A	4.63%	11/15/2012	N/A	1,426,509
						3,288,681

	Chemicals - 1.5%
1,487,000	Dow Chemical Co.	BBB	6.00%	10/01/2012	N/A	1,492,428

	Computers - 3.4%
1,550,000	IBM International Group Capital, LLC	AA-	5.05%	10/22/2012	N/A	1,560,077
1,906,000	International Business Machines Corp.	AA-	4.75%	11/29/2012	N/A	1,927,040
						3,487,117

	Diversified Financial Services - 10.5%
400,000	BlackRock, Inc.	A+	2.25%	12/10/2012	N/A	401,991
1,200,000	Caterpillar Financial Services Corp., Series MTN	A	4.85%	12/07/2012	N/A	1,214,074
4,974,000	General Electric Capital Corp., Series GMTN	AA+	5.25%	10/19/2012	N/A	5,002,635
1,935,000	HSBC Finance Corp.	A	6.38%	11/27/2012	N/A	1,961,486
1,075,000	John Deere Capital Corp., Series MTN	A	5.25%	10/01/2012	N/A	1,078,775
1,000,000	John Deere Capital Corp., Series MTN	A	4.95%	12/17/2012	N/A	1,012,507
						10,671,468

	Electric - 4.3%
867,000	Alabama Power Co., Series 07-D	A	4.85%	12/15/2012	N/A	877,634
625,000	Dominion Resources, Inc.	A-	5.70%	09/17/2012	N/A	626,022
600,000	Duke Energy Ohio, Inc.	BBB+	5.70%	09/15/2012	N/A	600,787
100,000	Georgia Power Co., Series K	A	5.13%	11/15/2012	N/A	100,924
460,000	MidAmerican Energy Holdings Co.	BBB+	5.88%	10/01/2012	N/A	461,751
360,000	Public Service Co. of Colorado, Series 10	A	7.88%	10/01/2012	N/A	361,873
1,262,000	Virginia Electric and Power Co.	A-	5.10%	11/30/2012	N/A	1,275,911
						4,304,902

	Food - 2.4%
1,089,000	General Mills, Inc.	BBB+	5.65%	09/10/2012	N/A	1,089,612
1,362,000	Kellogg Co.	BBB+	5.13%	12/03/2012	N/A	1,377,510
						2,467,122

	Insurance - 2.2%
600,000	Berkshire Hathaway Finance Corp.	AA+	5.13%	09/15/2012	N/A	600,916
998,000	Principal Life Income Funding Trusts, Series MTN	A+	5.30%	12/14/2012	N/A	1,011,075
607,000	Prudential Financial, Inc., Series MTN	A	3.63%	09/17/2012	N/A	607,625
						2,219,616

	Media - 2.2%
1,300,000	COX Communications, Inc.	BBB	7.13%	10/01/2012	N/A	1,305,788
900,000	Walt Disney Co.	A	4.70%	12/01/2012	N/A	909,329
						2,215,117

	Mining - 0.3%
260,000	Rio Tinto Alcan, Inc. (Canada)	A-	4.88%	09/15/2012	N/A	260,266

	Miscellaneous Manufacturing - 1.6%
700,000	3M Co., Series MTN	AA-	4.65%	12/15/2012	N/A	708,877
935,000	Tyco Electronics Group SA (Luxembourg)	BBB	6.00%	10/01/2012	N/A	938,669
						1,647,546

	Oil & Gas - 1.6%
1,082,000	ConocoPhillips	A	4.75%	10/15/2012	N/A	1,086,905
500,000	Petrohawk Energy Corp.	BBB+	7.88%	06/01/2015	10/09/12 @ 104	521,645
						1,608,550

	Pharmaceuticals - 3.0%
898,000	Abbott Laboratories	AA	5.15%	11/30/2012	N/A	908,033
2,079,000	AstraZeneca PLC (United Kingdom)	AA-	5.40%	09/15/2012	N/A	2,081,507
						2,989,540

	Pipelines - 1.7%
1,190,000	Kinder Morgan Energy Partners, LP	BBB	5.85%	09/15/2012	N/A	1,191,533
500,000	Plains All American Pipeline LP/PAA Finance Corp.	NR	4.25%	09/01/2012	N/A	500,000
						1,691,533

	Retail - 0.6%
650,000	Lowe's Cos., Inc.	A-	5.60%	09/15/2012	N/A	650,795

	Savings & Loans - 0.7%
700,000	Golden West Financial Corp.	A+	4.75%	10/01/2012	N/A	702,020

	Telecommunications - 0.7%
700,000	Qwest Communications International, Inc.	BB	8.00%	10/01/2015	10/09/12 @ 104	733,862

	Total Corporate Bonds - 72.4%
	(Cost $73,341,507)					73,357,766

	US Treasury Securities - 29.4%
29,800,000	US Treasury Bill (b)	NR	0.00%	11/23/2012	N/A	29,794,546
	(Cost $29,794,901)

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 0.1%
160,650	BNY Mellon Securities Lending Overnight Fund, 0.1928% (c) (d)					160,650
	(Cost $160,650)

	Total Investments - 101.9%
	(Cost $103,297,058)					103,312,962
	Liabilities in excess of Other Assets - (1.9%)					(1,974,812)
	Net Assets - 100.0%					$ 101,338,150

AG - Stock Corporation
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)	Security, or portion thereof, was on loan at August 31, 2012.
(b)	Zero coupon bond.
(c)	At August 31, 2012, the total market value of the Fund's securities on loan was $156,758 and the total market value of the collateral held by the Fund was $160,650.
(d)	Interest rate shown reflects yield as of August 31, 2012.

See previously submitted notes to financial statements for the period ended May 31, 2012.

Country Allocation***
United States	83.3%
United Kingdom	9.8%
Germany	4.1%
Luxembourg	1.3%
France	1.2%
Canada	0.3%

*** Subject to change daily. Based on total corporate bonds.

At August 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$103,297,058	$28,259	$(12,355)	$15,904

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value.  Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.  Money market Fund are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (the “Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.”  Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability.  Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii)  the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies,  (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets.  The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities.  The Fund values Level 2 equity securities using various observable market inputs.  The Fund did not have any Level 3 securities at August 31, 2012.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of
August 31, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets
Corporate Bonds	$–	$73,358	$–	$73,358
U.S. Treasury Securities	–	29,794	–	29,794
Investments of Collateral for Securities Loaned	161	–	–	161
Total	$161	$103,152	$–	$103,313

During the three months ended August 31, 2012, there were no transfers between levels.

BSCD Guggenheim BulletShares 2013 Corporate Bond ETF
Portfolio of Investments
August 31, 2012 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 98.3%
	Advertising - 0.2%
$200,000	Interpublic Group of Cos., Inc.	BB+	10.00%	07/15/2017	07/15/13 @ 105	$224,500

	Aerospace & Defense - 0.8%
500,000	Boeing Co.	A	5.13%	02/15/2013	N/A	510,298
719,000	General Dynamics Corp.	A	4.25%	05/15/2013	N/A	738,815
						1,249,113

	Agriculture - 1.7%
852,000	Altria Group, Inc.	BBB	8.50%	11/10/2013	N/A	929,341
1,425,000	Philip Morris International, Inc.	A	4.88%	05/16/2013	N/A	1,469,140
300,000	Reynolds American, Inc.	BBB-	7.25%	06/01/2013	N/A	313,932
						2,712,413

	Auto Manufacturers - 1.0%
1,409,000	Daimler Finance North America LLC	A-	6.50%	11/15/2013	N/A	1,506,266

	Banks - 29.6%
1,425,000	American Express Bank FSB, Series BKNT	A-	5.50%	04/16/2013	N/A	1,468,434
650,000	Bank of America Corp.	A-	4.88%	01/15/2013	N/A	658,908
1,240,000	Bank of America Corp., Series MTN	A-	4.90%	05/01/2013	N/A	1,270,226
339,000	Bank of America Corp.	BBB+	4.75%	08/15/2013	N/A	349,224
700,000	Bank of Montreal (Canada)	A+	2.13%	06/28/2013	N/A	710,168
275,000	Bank of New York Mellon Corp., Series MTN	A+	4.50%	04/01/2013	N/A	281,152
839,000	Bank of New York Mellon Corp.	A+	5.13%	08/27/2013	N/A	877,966
1,378,000	Bank of Nova Scotia (Canada)	AA-	2.25%	01/22/2013	N/A	1,388,729
1,100,000	Bank of Nova Scotia (Canada)	AA-	2.38%	12/17/2013	N/A	1,126,818
200,000	Bank One Corp.	A-	5.25%	01/30/2013	N/A	203,377
1,200,000	Barclays Bank PLC (United Kingdom)	A+	2.50%	01/23/2013	N/A	1,208,029
500,000	BB&T Corp., Series MTN	A-	3.38%	09/25/2013	N/A	514,250
1,102,000	Canadian Imperial Bank of Commerce (Canada)	A+	1.45%	09/13/2013	N/A	1,114,257
2,851,000	Citigroup, Inc.	A-	5.50%	04/11/2013	N/A	2,928,858
600,000	Citigroup, Inc.	A-	5.85%	07/02/2013	N/A	623,234
2,090,000	Citigroup, Inc.	A-	6.50%	08/19/2013	N/A	2,198,603
1,352,000	Citigroup, Inc.	A-	6.00%	12/13/2013	N/A	1,429,013
2,769,000	Credit Suisse, Series MTN (Switzerland)	A+	5.00%	05/15/2013	N/A	2,848,919
1,600,000	Deutsche Bank AG (Germany)	A+	2.38%	01/11/2013	N/A	1,609,154
2,064,000	Deutsche Bank AG, Series GMTN (Germany)	A+	4.88%	05/20/2013	N/A	2,121,901
600,000	Fifth Third Bancorp	BBB	6.25%	05/01/2013	N/A	621,662
600,000	Goldman Sachs Group, Inc.(a)	A-	5.25%	04/01/2013	N/A	615,329
1,518,000	Goldman Sachs Group, Inc.	A-	4.75%	07/15/2013	N/A	1,566,655
1,836,000	Goldman Sachs Group, Inc.	A-	5.25%	10/15/2013	N/A	1,917,122
1,039,000	JPMorgan Chase & Co.	A-	5.75%	01/02/2013	N/A	1,055,022
2,089,000	JPMorgan Chase & Co.	A	4.75%	05/01/2013	N/A	2,145,591
400,000	JPMorgan Chase & Co., Series 2	A	1.65%	09/30/2013	N/A	404,168
539,000	KeyCorp, Series MTN	BBB+	6.50%	05/14/2013	N/A	560,404
1,818,000	Morgan Stanley	A-	5.30%	03/01/2013	N/A	1,854,684
757,000	Royal Bank of Canada, Series MTN (Canada)	AA-	2.10%	07/29/2013	N/A	769,639
200,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	5.00%	11/12/2013	N/A	204,120
1,289,000	Royal Bank of Scotland PLC, Series 2 (United Kingdom)	A	3.40%	08/23/2013	N/A	1,310,816
1,200,000	UBS AG, Series BKNT (Switzerland)	A	2.25%	08/12/2013	N/A	1,213,985
839,000	US Bancorp	A+	2.00%	06/14/2013	N/A	849,944
650,000	US Bancorp, Series MTN	A+	1.38%	09/13/2013	08/13/13 @ 100	656,841
325,000	US Bancorp, Series MTN	A+	1.13%	10/30/2013	09/30/13 @ 100	327,502
1,970,000	Wachovia Corp., Series MTN	A+	5.50%	05/01/2013	N/A	2,034,953
600,000	Wachovia Corp., Series MTN	A+	5.70%	08/01/2013	N/A	628,279
1,988,000	Wells Fargo & Co.	A+	4.38%	01/31/2013	N/A	2,019,790
600,000	Wells Fargo & Co.	A	4.95%	10/16/2013	N/A	627,190
						46,314,916

	Beverages - 2.8%
669,000	Anheuser-Busch InBev Worldwide, Inc.	A	2.50%	03/26/2013	N/A	676,664
800,000	Coca-Cola Co.	A+	0.75%	11/15/2013	N/A	804,346
400,000	Coca-Cola HBC Finance BV (Netherlands)	BBB	5.13%	09/17/2013	N/A	412,495
779,000	Diageo Capital PLC (United Kingdom)	A-	5.20%	01/30/2013	N/A	794,046
360,000	Diageo Finance BV (Netherlands)	A-	5.50%	04/01/2013	N/A	370,500
952,000	PepsiCo, Inc.	A-	4.65%	02/15/2013	N/A	970,507
400,000	PepsiCo, Inc.	A-	0.88%	10/25/2013	N/A	401,683
						4,430,241

	Building Materials - 0.3%
400,000	CRH America, Inc.	BBB+	5.30%	10/15/2013	N/A	416,526

	Chemicals - 1.1%
539,000	EI du Pont de Nemours & Co.	A	5.00%	07/15/2013	N/A	560,221
356,000	ICI Wilmington, Inc.	BBB+	5.63%	12/01/2013	N/A	373,256
410,000	PPG Industries, Inc.	BBB+	5.75%	03/15/2013	N/A	421,068
300,000	Praxair, Inc.	A	2.13%	06/14/2013	N/A	303,661
						1,658,206

	Commercial Services - 0.3%
400,000	Block Financial, LLC	BBB	7.88%	01/15/2013	N/A	408,700

	Computers - 5.0%
500,000	Computer Sciences Corp.	BBB	5.50%	03/15/2013	N/A	509,375
420,000	Dell, Inc.	A-	4.70%	04/15/2013	N/A	430,509
300,000	Dell, Inc.	A-	1.40%	09/10/2013	N/A	302,717
1,151,000	Hewlett-Packard Co.	BBB+	4.50%	03/01/2013	N/A	1,171,319
900,000	Hewlett-Packard Co.	BBB+	1.25%	09/13/2013	N/A	902,704
789,000	HP Enterprise Services, LLC, Series B	BBB+	6.00%	08/01/2013	N/A	825,215
900,000	International Business Machines Corp.	AA-	2.10%	05/06/2013	N/A	910,519
600,000	International Business Machines Corp., Series A	AA-	7.50%	06/15/2013	N/A	634,114
900,000	International Business Machines Corp.	AA-	1.00%	08/05/2013	N/A	906,133
1,150,000	International Business Machines Corp.	AA-	6.50%	10/15/2013	N/A	1,228,163
						7,820,768

	Diversified Financial Services - 17.9%
800,000	American Express Co.	BBB+	4.88%	07/15/2013	N/A	829,110
1,100,000	American Express Credit Corp., Series MTN	A-	5.88%	05/02/2013	N/A	1,138,302
1,330,000	American Express Credit Corp., Series C	A-	7.30%	08/20/2013	N/A	1,414,986
300,000	Boeing Capital Corp.	A	5.80%	01/15/2013	N/A	305,926
300,000	Capital One Bank USA NA	BBB	6.50%	06/13/2013	N/A	313,288
339,000	Caterpillar Financial Services Corp., Series MTN	A	4.25%	02/08/2013	N/A	344,622
500,000	Caterpillar Financial Services Corp., Series MTN	A	2.00%	04/05/2013	N/A	505,068
500,000	Caterpillar Financial Services Corp., Series MTN	A	6.20%	09/30/2013	N/A	531,186
500,000	Caterpillar Financial Services Corp.	A	1.55%	12/20/2013	N/A	507,040
579,000	CME Group, Inc.	AA-	5.40%	08/01/2013	N/A	605,096
839,000	Credit Suisse USA, Inc.	A+	5.50%	08/15/2013	N/A	875,288
2,000,000	Ford Motor Credit Co., LLC	BB+	7.00%	10/01/2013	N/A	2,128,360
1,139,000	General Electric Capital Corp.	AA+	2.80%	01/08/2013	N/A	1,148,540
2,190,000	General Electric Capital Corp., Series MTNA	AA+	5.45%	01/15/2013	N/A	2,229,932
1,789,000	General Electric Capital Corp.	AA+	4.80%	05/01/2013	N/A	1,840,053
1,352,000	General Electric Capital Corp., Series MTN	AA+	1.88%	09/16/2013	N/A	1,371,313
800,000	General Electric Capital Corp., Series GMTN	AA+	5.40%	09/20/2013	N/A	840,637
839,000	HSBC Finance Corp.	A	4.75%	07/15/2013	N/A	864,939
400,000	International Lease Finance Corp.	BBB-	6.38%	03/25/2013	N/A	410,000
800,000	International Lease Finance Corp.	BBB-	5.88%	05/01/2013	N/A	821,000
1,000,000	International Lease Finance Corp., Series MTN	BBB-	5.63%	09/20/2013	N/A	1,037,500
800,000	International Lease Finance Corp., Series MTN	BBB-	6.63%	11/15/2013	N/A	840,000
600,000	John Deere Capital Corp.	A	5.10%	01/15/2013	N/A	609,517
500,000	John Deere Capital Corp., Series MTN	A	4.50%	04/03/2013	N/A	512,079
452,000	John Deere Capital Corp., Series MTN	A	4.90%	09/09/2013	N/A	472,709
350,000	MBNA Corp.	A-	6.13%	03/01/2013	N/A	357,824
1,401,000	Merrill Lynch & Co., Inc.	A-	5.45%	02/05/2013	N/A	1,426,991
1,100,000	Merrill Lynch & Co., Inc., Series MTN	A-	6.15%	04/25/2013	N/A	1,135,137
439,000	National Rural Utilities Cooperative Finance Corp.	A+	5.50%	07/01/2013	N/A	457,333
509,000	NYSE Euronext	A+	4.80%	6/30/2013	N/A	526,908
952,000	SLM Corp., Series MTNA	BBB-	5.00%	10/01/2013	N/A	985,320
700,000	Toyota Motor Credit Corp., Series MTN	AA-	1.38%	08/12/2013	N/A	707,347
						28,093,351

	Electric - 0.5%
339,000	Consolidated Edison Co. of New York, Inc., Series 02-B	A-	4.88%	02/01/2013	N/A	345,166
300,000	Georgia Power Co.	A	1.30%	09/15/2013	N/A	302,602
182,000	NiSource Finance Corp.	BBB-	6.15%	03/01/2013	N/A	186,902
						834,670

	Electronics - 0.3%
420,000	Honeywell International, Inc.	A	4.25%	03/01/2013	N/A	428,046

	Food - 2.3%
500,000	General Mills, Inc.	BBB+	5.25%	08/15/2013	N/A	522,462
500,000	HJ Heinz Co.	BBB+	5.35%	07/15/2013	N/A	520,564
450,000	Kellogg Co.	BBB+	4.25%	03/06/2013	N/A	458,410
300,000	Kraft Foods, Inc.	BBB-	6.00%	02/11/2013	N/A	306,897
900,000	Kraft Foods, Inc.	BBB-	2.63%	05/08/2013	N/A	911,942
639,000	Kraft Foods, Inc.	BBB-	5.25%	10/01/2013	N/A	669,125
200,000	Kroger Co.	BBB	5.50%	02/01/2013	N/A	203,867
						3,593,267

	Health Care Products - 0.1%
200,000	Covidien International Finance SA (Luxembourg)	A	1.88%	06/15/2013	N/A	202,093

	Health Care Services - 0.2%
280,000	UnitedHealth Group, Inc.	A-	4.88%	02/15/2013	N/A	285,355

	Home Furnishings - 0.1%
200,000	Whirlpool Corp., Series MTN	BBB-	5.50%	03/01/2013	N/A	204,083

	Household Products & Housewares - 0.4%
250,000	Clorox Co.	BBB+	5.00%	03/01/2013	N/A	255,541
350,000	Kimberly-Clark Corp.	A	5.00%	08/15/2013	N/A	365,558
						621,099

	Housewares - 0.1%
200,000	Newell Rubbermaid, Inc.	BBB-	5.50%	04/15/2013	N/A	205,501

	Insurance - 5.6%
627,000	Aegon NV (Netherlands)	A-	4.75%	06/01/2013	N/A	645,081
1,039,000	Allstate Life Global Funding Trusts, Series MTN	A+	5.38%	04/30/2013	N/A	1,072,827
900,000	American International Group, Inc.	A-	4.25%	05/15/2013	N/A	919,818
400,000	Berkshire Hathaway Finance Corp.	AA+	4.50%	01/15/2013	N/A	406,300
652,000	Berkshire Hathaway Finance Corp.	AA+	4.60%	05/15/2013	N/A	670,928
839,000	Berkshire Hathaway Finance Corp.	AA+	5.00%	08/15/2013	N/A	875,704
700,000	Berkshire Hathaway Finance Corp.	AA+	4.63%	10/15/2013	N/A	733,127
800,000	Berkshire Hathaway, Inc., Series 0001	AA+	2.13%	02/11/2013	N/A	806,397
400,000	MetLife, Inc.	A-	5.00%	11/24/2013	N/A	421,285
400,000	Principal Life Income Funding Trusts, Series MTN	A+	5.30%	04/24/2013	N/A	412,282
439,000	Prudential Financial, Inc., Series MTN	A	2.75%	01/14/2013	N/A	442,413
300,000	Prudential Financial, Inc., Series MTN	A	5.15%	01/15/2013	N/A	304,884
500,000	Prudential Financial, Inc., Series MTNB	A	4.50%	07/15/2013	N/A	516,219
600,000	Travelers Property Casualty Corp.	A	5.00%	03/15/2013	N/A	614,486
						8,841,751

	Iron & Steel - 0.7%
1,094,000	ArcelorMittal (Luxembourg)	BB+	5.38%	06/01/2013	N/A	1,118,753

	Lodging - 0.4%
600,000	Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp.	BBB-	7.88%	11/01/2017	11/01/13 @ 104	660,000

	Machinery-Diversified - 0.3%
400,000	Roper Industries, Inc.	BBB	6.63%	08/15/2013	N/A	421,851

	Media - 2.9%
1,179,000	Comcast Cable Communications Holdings, Inc.	BBB+	8.38%	03/15/2013	N/A	1,228,563
600,000	COX Communications, Inc.	BBB	4.63%	06/01/2013	N/A	618,018
610,000	Thomson Reuters Corp. (Canada)	A-	5.95%	07/15/2013	N/A	636,866
1,152,000	Time Warner Cable, Inc.	BBB	6.20%	07/01/2013	N/A	1,205,102
839,000	Walt Disney Co., Series MTN	A	4.50%	12/15/2013	N/A	883,551
						4,572,100

	Mining - 0.9%
375,000	Alcoa, Inc.	BBB-	6.00%	07/15/2013	N/A	390,826
519,000	Barrick Gold Financeco, LLC	BBB+	6.13%	09/15/2013	N/A	547,342
500,000	Rio Tinto Alcan, Inc. (Canada)	A-	4.50%	05/15/2013	N/A	512,100
						1,450,268

	Miscellaneous Manufacturing - 2.7%
552,000	3M Co., Series MTN	AA-	4.38%	08/15/2013	N/A	573,805
3,389,000	General Electric Co.	AA+	5.00%	02/01/2013	N/A	3,451,693
150,000	Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)	BBB+	6.00%	08/15/2013	N/A	157,240
						4,182,738

	Oil & Gas - 3.6%
560,000	Apache Corp.	A-	5.25%	04/15/2013	N/A	576,403
2,255,000	BP Capital Markets PLC (United Kingdom)	A	5.25%	11/07/2013	N/A	2,379,370
350,000	ConocoPhillips Australia Funding Co.	A	5.50%	04/15/2013	N/A	360,608
380,000	EnCana Corp. (Canada)	BBB	4.75%	10/15/2013	N/A	395,005
300,000	Occidental Petroleum Corp.	A	1.45%	12/13/2013	N/A	303,788
1,389,000	Shell International Finance BV (Netherlands)	AA	1.88%	03/25/2013	N/A	1,401,139
279,000	Transocean, Inc. (Cayman Islands)	BBB-	5.25%	03/15/2013	N/A	285,186
						5,701,499

	Pharmaceuticals - 4.4%
600,000	Bristol-Myers Squibb Co.	A+	5.25%	08/15/2013	N/A	627,947
1,901,000	GlaxoSmithKline Capital, Inc.	A+	4.85%	05/15/2013	N/A	1,960,940
400,000	Johnson & Johnson	AAA	3.80%	05/15/2013	N/A	409,939
240,000	McKesson Corp.	A-	5.25%	03/01/2013	N/A	245,524
500,000	Merck & Co., Inc.(a)	AA	4.38%	02/15/2013	N/A	508,983
600,000	Merck & Co., Inc.	AA	5.30%	12/01/2013	N/A	635,957
1,326,000	Novartis Capital Corp.	AA-	1.90%	04/24/2013	N/A	1,339,207
1,100,000	Wyeth, LLC	AA	5.50%	03/15/2013	N/A	1,130,333
						6,858,830

	Pipelines - 0.6%
350,000	CenterPoint Energy Resources Corp., Series B	BBB+	7.88%	04/01/2013	N/A	363,957
200,000	Kinder Morgan Energy Partners, LP	BBB	5.00%	12/15/2013	N/A	210,204
400,000	Spectra Energy Capital, LLC	BBB	6.25%	02/15/2013	N/A	409,702
						983,863

	Retail - 3.5%
200,000	Best Buy Co., Inc.	BB+	7.00%	07/15/2013	N/A	205,444
789,000	Home Depot, Inc.	A-	5.25%	12/16/2013	N/A	838,001
500,000	McDonald's Corp., Series MTN	A	4.30%	03/01/2013	N/A	509,576
550,000	Target Corp.	A+	4.00%	06/15/2013	N/A	564,638
939,000	Walgreen Co.	BBB	4.88%	08/01/2013	N/A	975,435
632,000	Wal-Mart Stores, Inc.	AA	4.25%	04/15/2013	N/A	647,423
1,112,000	Wal-Mart Stores, Inc.	AA	4.55%	05/01/2013	N/A	1,143,217
600,000	Wal-Mart Stores, Inc.	AA	0.75%	10/25/2013	N/A	603,039
						5,486,773

	Semiconductors - 0.4%
600,000	Texas Instruments, Inc.	A+	0.88%	05/15/2013	N/A	602,635

	Software - 1.0%
650,000	Microsoft Corp.	AAA	0.88%	09/27/2013	N/A	654,867
879,000	Oracle Corp.	A+	4.95%	04/15/2013	N/A	904,299
						1,559,166

	Telecommunications - 5.7%
600,000	British Telecommunications PLC (United Kingdom)	BBB	5.15%	01/15/2013	N/A	609,895
900,000	Cellco Partnership / Verizon Wireless Capital, LLC	A-	7.38%	11/15/2013	N/A	971,684
952,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	5.25%	07/22/2013	N/A	989,402
400,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	5.88%	08/20/2013	N/A	419,284
400,000	Qwest Communications International, Inc.	BB	7.13%	04/01/2018	04/01/13 @ 104	426,900
577,000	Telecom Italia Capital SA (Luxembourg)	BBB	5.25%	11/15/2013	N/A	592,146
500,000	Telefonica Emisiones SAU (Spain)	BBB	5.86%	02/04/2013	N/A	507,500
900,000	Telefonica Emisiones SAU (Spain)	BBB	2.58%	04/26/2013	N/A	903,150
500,000	Verizon Communications, Inc.	A-	4.35%	02/15/2013	N/A	508,726
957,000	Verizon Communications, Inc.	A-	5.25%	04/15/2013	N/A	985,234
400,000	Verizon Global Funding Corp.	A-	4.38%	06/01/2013	N/A	411,703
900,000	Verizon Virginia, Inc., Series A	A-	4.63%	03/15/2013	N/A	919,492
700,000	Vodafone Group PLC (United Kingdom)	A-	5.00%	12/16/2013	N/A	740,039
						8,985,155

	Transportation - 0.8%
1,292,000	United Parcel Service, Inc.	AA-	4.50%	01/15/2013	N/A	1,312,110

	Water - 0.1%
150,000	Veolia Environnement SA (France)	BBB+	5.25%	06/03/2013	N/A	154,105

	Total Corporate Bonds - 98.3%
	(Cost $153,191,474)					154,100,711

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 0.7%
1,060,000	BNY Mellon Securities Lending Overnight Fund, 0.1928%(b) (c)					1,060,000
	(Cost $1,060,000)

	Total Investments - 99.0%
	(Cost $154,251,474)					155,160,711
	Other Assets in excess of Liabilities - 1.0%					1,525,916
	Net Assets - 100.0%					$ 156,686,627

AG - Stock Corporation
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a) Security, or portion thereof, was on loan at August 31, 2012.
(b) At August 31, 2012, the total market value of the Fund's securities on loan was $1,033,595 and the total market value of the collateral held by the Fund was $1,060,000.
(c) Interest rate shown reflects yield as of August 31, 2012.

BSCD | Guggenheim BulletShares 2013 Corporate Bond ETF

Country Allocation***
United States	80.7%
Canada	4.3%
United Kingdom	4.7%
Netherlands	2.8%
Switzerland	2.6%
Germany	2.4%
Luxembourg	1.2%
Spain	0.9%
Cayman Islands	0.2%
Bermuda	0.1%
France	0.1%
*** Subject to change daily. Based on corporate bonds.

At August 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$154,251,474	$915,085	$(5,848)	$909,237

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at August 31, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	154,101	$-	$154,101
Money Market Fund	1,060	-	-	1,060
Total	$1,060	$154,101	$-	$155,161
During the three months ended August 31, 2012, there were no transfers between levels.

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF
Portfolio of Investments
August 31, 2012 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 98.5%
	Advertising - 0.7%
$600,000	WPP Finance (United Kingdom)	BBB	8.00%	09/15/2014	N/A	$673,605
333,000	WPP Finance 2010 (United Kingdom)	BBB	4.75%	11/21/2021	N/A	363,946
						1,037,551

	Aerospace & Defense - 1.0%
500,000	Boeing Co.	A	5.00%	03/15/2014	N/A	534,115
733,000	General Dynamics Corp.	A	5.25%	02/01/2014	N/A	782,110
300,000	Raytheon Co.	A-	1.40%	12/15/2014	N/A	305,188
						1,621,413

	Agriculture - 0.8%
350,000	Altria Group, Inc.	BBB	7.75%	02/06/2014	N/A	383,183
827,000	Philip Morris International, Inc.	A	6.88%	03/17/2014	N/A	906,706
						1,289,889

	Auto Manufacturers - 0.3%
500,000	PACCAR, Inc.	A+	6.88%	02/15/2014	N/A	544,565

	Banks - 30.3%
700,000	Abbey National Treasury Services PLC (United Kingdom)	A	2.88%	04/25/2014	N/A	701,049
2,040,000	Bank of America Corp.	A-	7.38%	05/15/2014	N/A	2,227,035
500,000	Bank of America Corp.	A-	5.38%	06/15/2014	N/A	529,962
700,000	Bank of America Corp.	A-	5.13%	11/15/2014	N/A	745,057
500,000	Bank of Montreal, Series MTN (Canada)	A+	1.75%	04/29/2014	N/A	511,295
550,000	Bank of New York Mellon Corp.	A+	4.30%	05/15/2014	N/A	585,323
500,000	Bank of New York Mellon Corp., Series MTN	A+	1.70%	11/24/2014	10/25/14 @ 100	512,269
1,100,000	Barclays Bank PLC (United Kingdom)	A+	2.38%	01/13/2014	N/A	1,113,528
1,500,000	Barclays Bank PLC (United Kingdom)	A+	5.20%	07/10/2014	N/A	1,590,585
580,000	BB&T Corp.	A-	2.05%	04/28/2014	03/28/14 @ 100	593,021
300,000	BB&T Corp.	A-	5.70%	04/30/2014	N/A	324,391
775,000	BBVA US Senior SAU (Spain)	BBB+	3.25%	05/16/2014	N/A	768,505
1,114,000	Capital One Financial Corp.	BBB	7.38%	05/23/2014	N/A	1,230,460
150,000	Capital One Financial Corp.	BBB	2.13%	07/15/2014	N/A	152,672
987,000	Citigroup, Inc.	A-	5.13%	05/05/2014	N/A	1,043,326
1,232,000	Citigroup, Inc.	A-	6.38%	08/12/2014	N/A	1,337,056
2,676,000	Citigroup, Inc.	BBB+	5.00%	09/15/2014	N/A	2,800,632
1,268,000	Citigroup, Inc.	A-	5.50%	10/15/2014	N/A	1,362,339
800,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank (Netherlands)	AA	1.85%	01/10/2014	N/A	809,882
750,000	Credit Suisse New York (Switzerland)	A+	2.20%	01/14/2014	N/A	760,527
1,450,000	Credit Suisse New York (Switzerland)	A+	5.50%	05/01/2014	N/A	1,547,926
700,000	Deutsche Bank (Germany)	A+	3.88%	08/18/2014	N/A	736,314
758,000	Goldman Sachs Group, Inc.	A-	5.15%	01/15/2014	N/A	794,597
1,232,000	Goldman Sachs Group, Inc., Series MTN	A-	6.00%	05/01/2014	N/A	1,315,792
800,000	Goldman Sachs Group, Inc.	A-	5.00%	10/01/2014	N/A	848,186
950,000	Goldman Sachs Group, Inc.	A-	5.50%	11/15/2014	N/A	1,021,282
700,000	HSBC Bank USA	A	4.63%	04/01/2014	N/A	732,649
350,000	JPMorgan Chase & Co., Series MTN	A	5.38%	01/15/2014	N/A	370,588
700,000	JPMorgan Chase & Co., Series MTN	A	2.05%	01/24/2014	N/A	712,468
500,000	JPMorgan Chase & Co.	A-	4.88%	03/15/2014	N/A	526,879
1,393,000	JPMorgan Chase & Co.	A	4.65%	06/01/2014	N/A	1,482,442
1,568,000	JPMorgan Chase & Co.	A-	5.13%	09/15/2014	N/A	1,680,198
250,000	KeyBank NA, Series BKNT	BBB+	5.80%	07/01/2014	N/A	268,033
700,000	Morgan Stanley	A-	2.88%	01/24/2014	N/A	706,843
2,136,000	Morgan Stanley	BBB+	4.75%	04/01/2014	N/A	2,199,379
1,000,000	Morgan Stanley	A-	6.00%	05/13/2014	N/A	1,057,683
550,000	Morgan Stanley	A-	2.88%	07/28/2014	N/A	558,352
1,000,000	Morgan Stanley	A-	4.20%	11/20/2014	N/A	1,026,401
500,000	PNC Funding Corp.	A-	3.00%	05/19/2014	N/A	519,403
600,000	Royal Bank of Canada (Canada)	AA-	1.13%	01/15/2014	N/A	605,861
790,000	Royal Bank of Canada (Canada)	AA-	1.45%	10/30/2014	N/A	805,635
600,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	5.00%	10/01/2014	N/A	607,076
300,000	Royal Bank of Scotland PLC (United Kingdom)	A	3.25%	01/11/2014	N/A	304,943
150,000	State Street Corp.	A+	4.30%	05/30/2014	N/A	159,520
500,000	Toronto-Dominion Bank (Canada)	AA-	1.38%	07/14/2014	N/A	508,508
750,000	UBS AG, Series 001 (Switzerland)	A	2.25%	01/28/2014	N/A	760,822
500,000	US Bancorp, Series MTN	A+	2.88%	11/20/2014	N/A	526,205
250,000	US Bank NA, Series BKNT	A+	6.30%	02/04/2014	N/A	269,833
750,000	US Bank NA, Series BKNT	A+	4.95%	10/30/2014	N/A	816,999
337,000	Wachovia Bank NA, Series BKNT	A+	4.80%	11/01/2014	N/A	363,054
500,000	Wachovia Corp.	A	4.88%	02/15/2014	N/A	528,751
945,000	Wachovia Corp.	A	5.25%	08/01/2014	N/A	1,017,090
500,000	Wells Fargo & Co.	A	4.63%	04/15/2014	N/A	523,481
1,268,000	Wells Fargo & Co., Series GMTN	A+	3.75%	10/01/2014	N/A	1,341,842
700,000	Wells Fargo & Co.	A	5.00%	11/15/2014	N/A	755,724
500,000	Zions Bancorporation	BBB-	7.75%	09/23/2014	N/A	546,462
						48,246,135

	Beverages - 3.5%
500,000	Anheuser-Busch InBev Worldwide, Inc.	A	1.50%	07/14/2014	N/A	509,195
900,000	Anheuser-Busch InBev Worldwide, Inc.	A	5.38%	11/15/2014	N/A	992,735
32,000	Beam, Inc.	BBB-	6.38%	06/15/2014	N/A	35,016
1,045,000	Bottling Group, LLC	A	6.95%	03/15/2014	N/A	1,146,373
575,000	Coca-Cola Co.	A+	3.63%	03/15/2014	N/A	603,769
450,000	Coca-Cola Refreshments USA, Inc.	A+	7.38%	03/03/2014	N/A	494,616
527,000	Diageo Capital PLC (United Kingdom)	A-	7.38%	01/15/2014	N/A	575,655
600,000	PepsiCo, Inc.	A-	3.75%	03/01/2014	N/A	629,817
500,000	PepsiCo, Inc.	A-	0.80%	08/25/2014	N/A	503,398
						5,490,574

	Biotechnology - 1.2%
600,000	Amgen, Inc.	A+	1.88%	11/15/2014	N/A	615,265
600,000	Amgen, Inc.	A+	4.85%	11/18/2014	N/A	651,463
600,000	Gilead Sciences, Inc.	A-	2.40%	12/01/2014	N/A	620,918
						1,887,646

	Chemicals - 1.7%
1,077,000	Dow Chemical Co.	BBB	7.60%	05/15/2014	N/A	1,195,666
500,000	Ecolab, Inc.	BBB+	2.38%	12/08/2014	N/A	519,016
300,000	EI du Pont de Nemours & Co.	A	4.88%	04/30/2014	N/A	321,626
400,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A-	5.25%	05/15/2014	N/A	429,940
300,000	Sherwin-Williams Co.	A	3.13%	12/15/2014	N/A	316,019
						2,782,267

	Commercial Services - 0.8%
600,000	Western Union Co.	A-	6.50%	02/26/2014	N/A	649,925
600,000	Yale University, Series MTN	AAA	2.90%	10/15/2014	N/A	631,435
						1,281,360

	Computers - 3.2%
620,000	Dell, Inc.	A-	5.63%	04/15/2014	N/A	668,193
987,000	Hewlett-Packard Co.	BBB+	6.13%	03/01/2014	N/A	1,056,517
400,000	Hewlett-Packard Co.	BBB+	1.55%	05/30/2014	N/A	402,234
1,020,000	Hewlett-Packard Co.	BBB+	4.75%	06/02/2014	N/A	1,076,612
500,000	Hewlett-Packard Co.	BBB+	2.63%	12/09/2014	N/A	511,844
850,000	International Business Machines Corp.	AA-	1.25%	05/12/2014	N/A	863,937
500,000	International Business Machines Corp.	AA-	0.88%	10/31/2014	N/A	504,509
						5,083,846

	Cosmetics & Personal Care - 1.3%
400,000	Avon Products, Inc.	BBB-	5.63%	03/01/2014	N/A	421,108
600,000	Procter & Gamble Co.	AA-	0.70%	08/15/2014	N/A	603,326
900,000	Procter & Gamble Co.	AA-	4.95%	08/15/2014	N/A	978,150
						2,002,584

	Diversified Financial Services - 12.4%
900,000	American Express Co.	BBB+	7.25%	05/20/2014	N/A	996,609
945,000	American Express Credit Corp.	A-	5.13%	08/25/2014	N/A	1,026,588
987,000	Bear Stearns Cos., LLC	A	5.70%	11/15/2014	N/A	1,082,251
700,000	BlackRock, Inc.	A+	3.50%	12/10/2014	N/A	746,123
500,000	Boeing Capital Corp.	A	3.25%	10/27/2014	N/A	528,999
987,000	Caterpillar Financial Services Corp.	A	6.13%	02/17/2014	N/A	1,066,460
500,000	Caterpillar Financial Services Corp., Series MTN	A	1.38%	05/20/2014	N/A	507,394
200,000	Charles Schwab Corp.	A	4.95%	06/01/2014	N/A	215,244
700,000	CME Group, Inc.	AA-	5.75%	02/15/2014	N/A	750,478
750,000	Credit Suisse USA, Inc.	A+	5.13%	01/15/2014	N/A	790,024
700,000	Ford Motor Credit Co., LLC	BB+	8.00%	06/01/2014	N/A	776,009
700,000	Ford Motor Credit Co., LLC	BB+	8.70%	10/01/2014	N/A	793,640
1,020,000	General Electric Capital Corp.	AA+	2.10%	01/07/2014	N/A	1,040,560
1,268,000	General Electric Capital Corp.	AA+	5.90%	05/13/2014	N/A	1,379,820
500,000	General Electric Capital Corp., Series MTN	AA+	5.50%	06/04/2014	N/A	540,595
250,000	General Electric Capital Corp., Series MTN	AA+	5.65%	06/09/2014	N/A	269,508
800,000	General Electric Capital Corp., Series MTNA	AA+	4.75%	09/15/2014	N/A	859,381
1,000,000	General Electric Capital Corp., Series A	AA+	3.75%	11/14/2014	N/A	1,061,334
600,000	HSBC Finance Corp.	A	5.25%	01/15/2014	N/A	626,300
650,000	International Lease Finance Corp., Series MTN	BBB-	5.65%	06/01/2014	N/A	676,000
500,000	John Deere Capital Corp., Series MTN	A	1.60%	03/03/2014	N/A	508,291
500,000	John Deere Capital Corp., Series MTN	A	1.25%	12/02/2014	N/A	508,529
700,000	Merrill Lynch & Co., Inc., Series MTNC	A-	5.00%	02/03/2014	N/A	730,571
787,000	Merrill Lynch & Co., Inc.	A-	5.45%	07/15/2014	N/A	842,471
305,000	National Rural Utilities Cooperative Finance Corp.	A+	4.75%	03/01/2014	N/A	323,732
250,000	SLM Corp., Series MTNA	BBB-	5.38%	05/15/2014	N/A	262,431
300,000	TD Ameritrade Holding Corp.	A	4.15%	12/01/2014	N/A	317,733
560,000	Toyota Motor Credit Corp.	AA-	1.25%	11/17/2014	N/A	568,019
						19,795,094

	Electric - 2.0%
190,000	Commonwealth Edison Co.	A-	1.63%	01/15/2014	N/A	192,752
400,000	Duke Energy Corp.	BBB	6.30%	02/01/2014	N/A	430,606
580,000	Duke Energy Corp.	BBB	3.95%	09/15/2014	N/A	616,105
400,000	Exelon Generation Co., LLC	BBB	5.35%	01/15/2014	N/A	423,115
600,000	NiSource Finance Corp.	BBB-	5.40%	07/15/2014	N/A	645,208
568,000	Pacific Gas & Electric Co.	BBB	4.80%	03/01/2014	N/A	602,779
300,000	Southern California Edison Co.	A	5.75%	03/15/2014	N/A	324,123
						3,234,688

	Electronics - 0.7%
600,000	Amphenol Corp.	BBB	4.75%	11/15/2014	N/A	645,210
500,000	Honeywell International, Inc.	A	3.88%	02/15/2014	N/A	523,817
						1,169,027

	Food - 1.1%
600,000	ConAgra Foods, Inc.	BBB	5.88%	04/15/2014	N/A	646,514
150,000	Kraft Foods, Inc.	BBB-	6.75%	02/19/2014	N/A	163,270
300,000	Kroger Co.	BBB	7.50%	01/15/2014	N/A	327,385
200,000	Safeway, Inc.	BBB	6.25%	03/15/2014	N/A	213,162
350,000	Unilever Capital Corp.	A+	3.65%	02/15/2014	N/A	366,371
						1,716,702

	Forest Products & Paper - 0.1%
100,000	International Paper Co.	BBB	5.50%	01/15/2014	N/A	105,283

	Gas - 0.3%
400,000	Atmos Energy Corp.	BBB+	4.95%	10/15/2014	N/A	433,289
50,000	Sempra Energy	BBB+	2.00%	03/15/2014	N/A	50,867
						484,156

	Health Care Products - 0.7%
250,000	Boston Scientific Corp.	BBB-	5.45%	06/15/2014	N/A	267,441
500,000	Medtronic, Inc.	A+	4.50%	03/15/2014	N/A	529,927
350,000	St Jude Medical, Inc.	A	3.75%	07/15/2014	N/A	369,319
						1,166,687

	Health Care Services - 0.6%
500,000	Howard Hughes Medical Institute	AAA	3.45%	09/01/2014	N/A	530,107
360,000	WellPoint, Inc.	A-	5.00%	12/15/2014	N/A	390,409
						920,516

	Holding Companies-Diversified - 0.4%
540,000	EnCana Holdings Finance Corp. (Canada)	BBB	5.80%	05/01/2014	N/A	580,492

	Home Furnishings - 0.3%
400,000	Whirlpool Corp.	BBB-	8.60%	05/01/2014	N/A	444,758

	Insurance - 3.4%
250,000	ACE INA Holdings, Inc.	A	5.88%	06/15/2014	N/A	272,392
400,000	Allstate Corp.	A-	5.00%	08/15/2014	N/A	433,736
250,000	American International Group, Inc.	A-	3.65%	01/15/2014	N/A	256,715
700,000	American International Group, Inc.	A-	4.25%	09/15/2014	N/A	736,700
550,000	Assurant, Inc.	BBB	5.63%	02/15/2014	N/A	574,953
400,000	CNA Financial Corp.	BBB-	5.85%	12/15/2014	N/A	428,492
500,000	Genworth Financial, Inc.(a)	BBB	5.75%	06/15/2014	N/A	514,137
700,000	MetLife, Inc.	A-	2.38%	02/06/2014	N/A	716,468
300,000	Prudential Financial, Inc., Series MTNB	A	4.75%	04/01/2014	N/A	316,492
900,000	Prudential Financial, Inc., Series MTNB	A	5.10%	09/20/2014	N/A	974,228
155,000	XL Group PLC (Ireland)	BBB+	5.25%	09/15/2014	N/A	164,811
						5,389,124

	Internet - 0.4%
700,000	Google, Inc.	AA-	1.25%	05/19/2014	N/A	712,090

	Iron & Steel - 0.3%
400,000	ArcelorMittal USA, LLC	BB+	6.50%	04/15/2014	N/A	416,975

	Machinery-Construction & Mining - 0.2%
290,000	Caterpillar, Inc.	A	1.38%	05/27/2014	N/A	294,840

	Machinery-Diversified - 0.2%
300,000	Deere & Co.	A	6.95%	04/25/2014	N/A	331,211

	Media - 4.4%
500,000	Comcast Corp.	BBB+	5.30%	01/15/2014	N/A	531,014
705,000	COX Communications, Inc.	BBB	5.45%	12/15/2014	N/A	776,508
500,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	4.75%	10/01/2014	N/A	537,738
500,000	NBCUniversal Media, LLC	BBB+	2.10%	04/01/2014	N/A	510,724
450,000	News America, Inc.	BBB+	5.30%	12/15/2014	N/A	494,986
600,000	Reed Elsevier Capital, Inc.	BBB+	7.75%	01/15/2014	N/A	653,609
700,000	Thomson Reuters Corp. (Canada)	A-	5.70%	10/01/2014	N/A	767,167
450,000	Time Warner Cable, Inc.	BBB	8.25%	02/14/2014	N/A	497,360
743,000	Time Warner Cable, Inc.	BBB	7.50%	04/01/2014	N/A	818,713
600,000	Viacom, Inc.	BBB+	4.38%	09/15/2014	N/A	643,088
700,000	Walt Disney Co., Series E	A	0.88%	12/01/2014	N/A	707,347
						6,938,254

	Mining - 0.2%
150,000	Rio Tinto Alcan, Inc. (Canada)	A-	5.20%	01/15/2014	N/A	158,575
146,000	Teck Resources Ltd. (Canada)	BBB	10.75%	05/15/2019	05/15/14 @ 105	177,610
						336,185

	Miscellaneous Manufacturing - 0.4%
400,000	Illinois Tool Works, Inc.	A+	5.15%	04/01/2014	N/A	429,020
200,000	Ingersoll-Rand Global Holding Co., Ltd. (Bermuda)	BBB+	9.50%	04/15/2014	N/A	225,212
						654,232

	Office & Business Equipment - 0.4%
550,000	Xerox Corp.	BBB-	8.25%	05/15/2014	N/A	611,735

	Oil & Gas - 6.1%
400,000	Anadarko Petroleum Corp.	BBB-	7.63%	03/15/2014	N/A	438,058
850,000	BP Capital Markets PLC (United Kingdom)	A	3.63%	05/08/2014	N/A	892,669
500,000	BP Capital Markets PLC (United Kingdom)	A	1.70%	12/05/2014	N/A	512,223
400,000	Canadian Natural Resources Ltd. (Canada)	BBB+	1.45%	11/14/2014	N/A	406,128
1,149,000	Chevron Corp.	AA	3.95%	03/03/2014	N/A	1,208,666
994,000	ConocoPhillips	A	4.75%	02/01/2014	N/A	1,050,768
380,000	Devon Energy Corp.	BBB+	5.63%	01/15/2014	N/A	405,559
600,000	Husky Energy, Inc. (Canada)	BBB+	5.90%	06/15/2014	N/A	652,109
500,000	Petrohawk Energy Corp.	BBB+	10.50%	08/01/2014	02/01/13 @ 105	547,738
500,000	Petrohawk Energy Corp.	BBB+	7.25%	08/15/2018	08/15/14 @ 104	571,456
1,513,000	Shell International Finance BV (Netherlands)	AA	4.00%	03/21/2014	N/A	1,596,074
500,000	Statoil ASA (Norway)	AA-	3.88%	04/15/2014	N/A	526,507
370,000	Statoil ASA (Norway)	AA-	2.90%	10/15/2014	N/A	389,144
510,000	Total Capital Canada Ltd. (Canada)	AA-	1.63%	01/28/2014	N/A	518,514
						9,715,613

	Pharmaceuticals - 5.0%
400,000	Abbott Laboratories	AA	4.35%	03/15/2014	N/A	423,789
450,000	AstraZeneca PLC (United Kingdom)	AA-	5.40%	06/01/2014	N/A	488,725
700,000	Eli Lilly & Co.	AA-	4.20%	03/06/2014	N/A	739,925
500,000	Express Scripts, Inc.	BBB+	6.25%	06/15/2014	N/A	546,497
827,000	GlaxoSmithKline Capital, Inc.	A+	4.38%	04/15/2014	N/A	879,605
500,000	Johnson & Johnson	AAA	1.20%	05/15/2014	N/A	507,987
400,000	Mead Johnson Nutrition Co.	BBB-	3.50%	11/01/2014	N/A	415,383
1,190,000	Novartis Capital Corp.	AA-	4.13%	02/10/2014	N/A	1,251,568
400,000	Pfizer, Inc.	AA	4.50%	02/15/2014	N/A	423,712
460,000	Sanofi (France)	AA-	1.63%	03/28/2014	N/A	468,185
570,000	Sanofi (France)	AA-	1.20%	09/30/2014	N/A	578,275
1,208,000	Wyeth, LLC	AA	5.50%	02/01/2014	N/A	1,294,922
						8,018,573

	Pipelines - 0.8%
500,000	Enterprise Products Operating, LLC, Series O	BBB	9.75%	01/31/2014	N/A	560,114
450,000	Enterprise Products Operating, LLC, Series G	BBB	5.60%	10/15/2014	N/A	493,143
150,000	Kinder Morgan Energy Partners, LP	BBB	5.13%	11/15/2014	N/A	162,345
						1,215,602

	Real Estate Investment Trusts - 0.4%
300,000	ERP Operating, LP	BBB+	5.25%	09/15/2014	N/A	324,216
250,000	Simon Property Group, LP	A-	6.75%	05/15/2014	02/15/14 @ 100	270,513
						594,729

	Retail - 2.2%
450,000	AutoZone, Inc.	BBB	6.50%	01/15/2014	N/A	483,601
380,000	CVS Caremark Corp.	BBB+	4.88%	09/15/2014	N/A	411,418
50,000	Macy's Retail Holdings, Inc.	BBB	5.75%	07/15/2014	N/A	54,407
691,000	Staples, Inc.	BBB	9.75%	01/15/2014	N/A	772,022
500,000	Wal-Mart Stores, Inc.	AA	3.00%	02/03/2014	N/A	518,216
680,000	Wal-Mart Stores, Inc.	AA	1.63%	04/15/2014	N/A	693,528
570,000	Wal-Mart Stores, Inc.	AA	3.20%	05/15/2014	N/A	597,840
						3,531,032

	Semiconductors - 0.3%
470,000	Texas Instruments, Inc.	A+	1.38%	05/15/2014	N/A	477,934

	Software - 1.7%
200,000	CA, Inc.	BBB+	6.13%	12/01/2014	N/A	219,086
1,287,000	Microsoft Corp.	AAA	2.95%	06/01/2014	N/A	1,345,481
1,050,000	Oracle Corp.	A+	3.75%	07/08/2014	N/A	1,115,316
						2,679,883

	Telecommunications - 8.2%
750,000	AT&T, Inc.	A-	4.85%	02/15/2014	N/A	795,091
1,350,000	AT&T, Inc.	A-	5.10%	09/15/2014	N/A	1,471,431
857,000	BellSouth Corp.	A-	5.20%	09/15/2014	N/A	933,081
2,455,000	Cellco Partnership / Verizon Wireless Capital, LLC	A-	5.55%	02/01/2014	N/A	2,618,290
1,400,000	Cisco Systems, Inc.	A+	1.63%	03/14/2014	N/A	1,428,302
400,000	Cisco Systems, Inc.	A+	2.90%	11/17/2014	N/A	421,826
300,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	4.88%	07/08/2014	N/A	318,274
825,000	France Telecom SA (France)	A-	4.38%	07/08/2014	N/A	872,441
200,000	Qwest Corp.	BBB-	7.50%	10/01/2014	N/A	223,996
400,000	Rogers Communications, Inc. (Canada)	BBB	6.38%	03/01/2014	N/A	433,544
100,000	Telecom Italia Capital SA (Luxembourg)	BBB	6.18%	06/18/2014	N/A	103,250
600,000	Telecom Italia Capital SA (Luxembourg)	BBB	4.95%	09/30/2014	N/A	610,500
1,000,000	Verizon Communications, Inc.	A-	1.95%	03/28/2014	N/A	1,024,049
500,000	Verizon Communications, Inc.	A-	1.25%	11/03/2014	N/A	508,332
400,000	Virgin Media Secured Finance PLC (United Kingdom)	BBB-	6.50%	01/15/2018	01/15/14 @ 103	438,000
804,000	Vodafone Group PLC (United Kingdom)	A-	4.15%	06/10/2014	N/A	853,145
						13,053,552

	Transportation - 0.5%
300,000	Burlington Northern Santa Fe, LLC	BBB+	7.00%	02/01/2014	N/A	326,765
500,000	United Parcel Service, Inc.	AA-	3.88%	04/01/2014	N/A	528,347
						855,112

	Total Corporate Bonds - 98.5%
	(Cost $154,703,592)					156,711,909

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 0.3%
530,000	BNY Mellon Securities Lending Overnight Fund, 0.1928%(b) (c)					530,000
	(Cost $530,000)

	Total Investments - 98.8%
	(Cost $155,233,592)					157,241,909
	Other Assets in excess of Liabilities - 1.2%					1,905,835
	Net Assets - 100.0%					$159,147,744

AG - Stock Corporation
ASA - Stock Company
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a) Security, or portion thereof, was on loan at August 31, 2012.
(b) At August 31, 2012, the total market value of the Fund's securities on loan was $514,137 and the total market value of the collateral held by the Fund was $530,000.
(c) Interest rate shown reflects yield as of August 31, 2012.

See previously submitted notes to financial statements for the period ended May 31, 2012.

Country Allocation***
United States	82.8%
United Kingdom	5.8%
Canada	4.2%
Switzerland	2.0%
Netherlands	1.7%
France	1.2%
Norway	0.6%
Spain	0.5%
Germany	0.5%
Luxembourg	0.5%
Bermuda	0.1%
Ireland	0.1%

*** Subject to change daily. Based on total corporate bonds.

At August 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$155,233,592	$2,033,868	$(25,551)	$2,008,317

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at August 31, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$156,712	$-	$156,712
Investments of Collateral for Securities Loaned	530		-	530
Total	$530	$156,712	$-	$157,242

During the three months ended August 31, 2012, there were no transfers between levels.

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF
Portfolio of Investments
August 31, 2012 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 98.6%
	Aerospace & Defense - 1.9%
$450,000	Boeing Co.	A	3.50%	02/15/2015	N/A	$482,516
500,000	General Dynamics Corp.	A	1.38%	01/15/2015	N/A	509,438
560,000	Northrop Grumman Corp.	BBB	1.85%	11/15/2015	N/A	576,377
662,000	United Technologies Corp.	A	4.88%	05/01/2015	N/A	736,959
430,000	United Technologies Corp.	A	1.20%	06/01/2015	N/A	437,838
						2,743,128

	Agriculture - 0.4%
600,000	Altria Group, Inc.	BBB	4.13%	09/11/2015	N/A	657,068

	Banks - 34.2%
1,680,000	Bank of America Corp.	A-	4.50%	04/01/2015	N/A	1,788,227
775,000	Bank of America Corp.	A-	4.75%	08/01/2015	N/A	830,107
900,000	Bank of America Corp.	A-	3.70%	09/01/2015	N/A	940,455
700,000	Bank of New York Mellon Corp.	A+	3.10%	01/15/2015	N/A	739,934
300,000	Bank of New York Mellon Corp., Series MTN	A+	1.20%	02/20/2015	01/20/15 @ 100	304,273
300,000	Bank of New York Mellon Corp., Series MTNG	A	4.95%	03/15/2015	N/A	326,971
395,000	Bank of New York Mellon Corp., Series 001	A+	2.95%	06/18/2015	N/A	419,475
600,000	Bank of Nova Scotia (Canada)	AA-	1.85%	01/12/2015	N/A	616,436
1,233,000	Bank of Nova Scotia (Canada)	AA-	3.40%	01/22/2015	N/A	1,304,807
900,000	Bank of Nova Scotia (Canada)	AA-	2.05%	10/07/2015	N/A	932,323
1,000,000	Barclays (United Kingdom)	A+	2.75%	02/23/2015	N/A	1,020,532
800,000	Barclays Bank PLC (United Kingdom)	A+	3.90%	04/07/2015	N/A	837,742
300,000	BB&T Corp.	BBB+	5.20%	12/23/2015	N/A	333,542
147,000	BNP Paribas SA, Series MTN (France)(a)	AA-	3.22%	12/20/2014	N/A	149,707
1,305,000	BNP Paribas SA (France)	AA-	3.25%	03/11/2015	N/A	1,345,511
800,000	Canadian Imperial Bank of Commerce (Canada)	A+	2.35%	12/11/2015	N/A	841,508
1,000,000	Capital One Financial Corp.	BBB	2.15%	03/23/2015	N/A	1,024,826
750,000	Citigroup, Inc.	BBB+	4.88%	05/07/2015	N/A	790,366
1,588,000	Citigroup, Inc.	A-	4.75%	05/19/2015	N/A	1,705,860
600,000	Citigroup, Inc.	A-	4.70%	05/29/2015	N/A	639,062
1,000,000	Citigroup, Inc.	A-	4.59%	12/15/2015	N/A	1,076,705
800,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	AA	2.13%	10/13/2015	N/A	819,806
1,050,000	Credit Suisse New York, Series MTN (Switzerland)	A+	3.50%	03/23/2015	N/A	1,105,847
957,000	Deutsche Bank AG (Germany)	A2	3.45%	03/30/2015	N/A	1,002,903
200,000	Dresdner Bank AG (Germany)(b)	BBB	7.25%	09/15/2015	N/A	207,995
200,000	First Horizon National Corp.	BBB-	5.38%	12/15/2015	N/A	214,069
1,786,000	Goldman Sachs Group, Inc.	A-	5.13%	01/15/2015	N/A	1,910,140
800,000	Goldman Sachs Group, Inc.	A-	3.30%	05/03/2015	N/A	826,402
1,550,000	Goldman Sachs Group, Inc., Series GMTN	A-	3.70%	08/01/2015	N/A	1,624,915
1,300,000	HSBC USA, Inc.	A+	2.38%	02/13/2015	N/A	1,332,831
1,236,000	JPMorgan Chase & Co.	A	3.70%	01/20/2015	N/A	1,311,991
980,000	JPMorgan Chase & Co.	A	4.75%	03/01/2015	N/A	1,064,508
700,000	JPMorgan Chase & Co., Series MTN	A	1.88%	03/20/2015	N/A	712,520
500,000	JPMorgan Chase & Co.	A-	5.25%	05/01/2015	N/A	545,866
870,000	JPMorgan Chase & Co.	A	3.40%	06/24/2015	N/A	921,102
680,000	JPMorgan Chase & Co.	A-	5.15%	10/01/2015	N/A	744,134
400,000	KeyCorp, Series MTN	BBB+	3.75%	08/13/2015	N/A	431,047
1,000,000	Morgan Stanley, Series GMTN	A-	4.10%	01/26/2015	N/A	1,024,035
1,764,000	Morgan Stanley, Series MTN	A-	6.00%	04/28/2015	N/A	1,880,442
400,000	Morgan Stanley	A-	4.00%	07/24/2015	N/A	407,983
1,400,000	Morgan Stanley	A-	5.38%	10/15/2015	N/A	1,475,019
800,000	Morgan Stanley	A-	3.45%	11/02/2015	N/A	804,547
500,000	National Bank of Canada (Canada)	A	1.50%	06/26/2015	N/A	509,437
450,000	PNC Funding Corp.	A-	3.63%	02/08/2015	N/A	479,448
326,000	PNC Funding Corp.	A-	4.25%	09/21/2015	N/A	356,449
665,000	PNC Funding Corp.	BBB+	5.25%	11/15/2015	N/A	741,360
220,000	Regions Financial Corp.	BBB-	5.75%	06/15/2015	N/A	234,300
700,000	Royal Bank of Canada, Series MTN (Canada)	AA-	1.15%	03/13/2015	N/A	708,415
600,000	Royal Bank of Canada, Series MTN (Canada)	AA-	2.63%	12/15/2015	N/A	633,563
550,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	5.05%	01/08/2015	N/A	558,773
1,185,000	Royal Bank of Scotland PLC (United Kingdom)	A	4.88%	03/16/2015	N/A	1,258,968
813,000	Royal Bank of Scotland PLC (United Kingdom)	A	3.95%	09/21/2015	N/A	853,946
500,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	1.35%	07/18/2015	N/A	505,385
550,000	UBS AG, Series BKNT (Switzerland)	A	3.88%	01/15/2015	N/A	579,912
300,000	US Bancorp, Series MTN	A+	3.15%	03/04/2015	N/A	317,622
600,000	US Bancorp	A+	2.45%	07/27/2015	N/A	630,568
300,000	US Bank NA, Series BKNT	A+	4.80%	04/15/2015	N/A	330,764
200,000	Wachovia Bank NA, Series BKNT	A+	5.00%	08/15/2015	N/A	218,387
1,000,000	Wells Fargo & Co., Series MTN	A+	1.25%	02/13/2015	N/A	1,010,761
580,000	Wells Fargo & Co.	A+	3.63%	04/15/2015	N/A	620,681
1,200,000	Wells Fargo & Co.	A+	1.50%	07/01/2015	N/A	1,219,390
						50,104,600

	Beverages - 3.6%
830,000	Anheuser-Busch InBev Worldwide, Inc.	A	4.13%	01/15/2015	N/A	899,263
350,000	Anheuser-Busch InBev Worldwide, Inc.	A	3.63%	04/15/2015	N/A	376,715
751,000	Anheuser-Busch InBev Worldwide, Inc.	A	0.80%	07/15/2015	N/A	754,440
600,000	Coca-Cola Co.	A+	0.75%	03/13/2015	N/A	605,138
800,000	Coca-Cola Co.	A+	1.50%	11/15/2015	N/A	824,577
500,000	Diageo Finance BV (Netherlands)	A-	3.25%	01/15/2015	N/A	529,912
290,000	Diageo Finance BV (Netherlands)	A-	5.30%	10/28/2015	N/A	329,295
700,000	PepsiCo, Inc.	A-	3.10%	01/15/2015	N/A	739,257
160,000	PepsiCo, Inc.	A-	0.75%	03/05/2015	N/A	160,920
						5,219,517

	Biotechnology - 1.1%
160,000	Celgene Corp.	BBB+	2.45%	10/15/2015	N/A	165,745
555,000	Genentech, Inc.	AA-	4.75%	07/15/2015	N/A	619,032
600,000	Genzyme Corp.	AA-	3.63%	06/15/2015	N/A	649,041
220,000	Life Technologies Corp.	BBB	4.40%	03/01/2015	N/A	233,967
						1,667,785

	Building Materials - 0.1%
200,000	Masco Corp.	BBB-	4.80%	06/15/2015	N/A	210,502

	Chemicals - 1.4%
556,000	Dow Chemical Co.	BBB	5.90%	02/15/2015	N/A	620,861
780,000	EI du Pont de Nemours & Co.	A	3.25%	01/15/2015	N/A	829,882
380,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A-	3.75%	09/30/2015	N/A	410,779
240,000	Praxair, Inc.	A	4.63%	03/30/2015	N/A	264,126
						2,125,648

	Computers - 2.4%
450,000	Dell, Inc.	A-	2.30%	09/10/2015	N/A	464,352
600,000	Hewlett-Packard Co.	BBB+	2.35%	03/15/2015	N/A	609,330
620,000	Hewlett-Packard Co.	BBB+	2.13%	09/13/2015	N/A	623,747
550,000	Hewlett-Packard Co.	BBB+	2.20%	12/01/2015	N/A	554,664
800,000	International Business Machines Corp.	AA-	0.55%	02/06/2015	N/A	801,187
500,000	International Business Machines Corp.	AA-	0.75%	05/11/2015	N/A	503,217
						3,556,497

	Cosmetics & Personal Care - 1.3%
400,000	Procter & Gamble Co.	AA-	3.50%	02/15/2015	N/A	428,700
300,000	Procter & Gamble Co.	AA-	3.15%	09/01/2015	N/A	323,831
800,000	Procter & Gamble Co.	AA-	1.80%	11/15/2015	N/A	829,837
300,000	Procter & Gamble Co.	AA-	4.85%	12/15/2015	N/A	341,096
						1,923,464

	Diversified Financial Services - 16.2%
700,000	American Express Credit Corp., Series MTN	A-	1.75%	06/12/2015	N/A	716,838
1,450,000	American Express Credit Corp., Series MTN	A-	2.75%	09/15/2015	N/A	1,531,745
200,000	Ameriprise Financial, Inc.	A	5.65%	11/15/2015	N/A	227,729
200,000	AON Corp.	BBB+	3.50%	09/30/2015	N/A	211,031
600,000	Bear Stearns Cos., LLC	A	5.30%	10/30/2015	N/A	670,314
500,000	BlackRock, Inc.	A+	1.38%	06/01/2015	N/A	509,567
200,000	Caterpillar Financial Services Corp., Series MTN	A	1.10%	05/29/2015	N/A	202,988
1,158,000	Credit Suisse USA, Inc.	A+	4.88%	01/15/2015	N/A	1,247,701
1,108,000	Credit Suisse USA, Inc.	A+	5.13%	08/15/2015	N/A	1,222,881
1,000,000	Ford Motor Credit Co., LLC	BB+	7.00%	04/15/2015	N/A	1,115,680
1,000,000	Ford Motor Credit Co., LLC	BB+	12.00%	05/15/2015	N/A	1,252,500
1,000,000	Ford Motor Credit Co., LLC	BB+	5.63%	09/15/2015	N/A	1,091,857
1,600,000	General Electric Capital Corp.	AA+	2.15%	01/09/2015	N/A	1,649,701
880,000	General Electric Capital Corp., Series MTN	AA+	4.88%	03/04/2015	N/A	963,618
700,000	General Electric Capital Corp., Series MTN	AA+	3.50%	06/29/2015	N/A	746,513
300,000	General Electric Capital Corp., Series MTN	AA+	2.38%	06/30/2015	N/A	310,849
490,000	General Electric Capital Corp.	AA+	4.38%	09/21/2015	N/A	537,131
1,100,000	General Electric Capital Corp.	AA+	2.25%	11/09/2015	N/A	1,138,728
500,000	HSBC Finance Corp.	A	5.25%	04/15/2015	N/A	538,598
800,000	HSBC Finance Corp.	A	5.00%	06/30/2015	N/A	860,193
100,000	International Lease Finance Corp.	BBB-	4.88%	04/01/2015	N/A	103,000
450,000	International Lease Finance Corp.	BBB-	8.63%	09/15/2015	N/A	506,250
300,000	Jefferies Group, Inc.	BBB	3.88%	11/09/2015	N/A	303,000
760,000	John Deere Capital Corp., Series MTN	A	2.95%	03/09/2015	N/A	804,436
1,213,000	Merrill Lynch & Co., Inc., Series MTNC	A-	5.00%	01/15/2015	N/A	1,280,050
600,000	Merrill Lynch & Co., Inc., Series MTNB	A-	5.30%	09/30/2015	N/A	639,623
856,000	Nomura Holdings, Inc. (Japan)	BBB+	5.00%	03/04/2015	N/A	901,744
500,000	ORIX Corp. (Japan)	A-	4.71%	04/27/2015	N/A	528,629
300,000	SLM Corp., Series MTNA	BBB-	5.00%	04/15/2015	N/A	314,280
700,000	Toyota Motor Credit Corp., Series MTN	AA-	1.00%	02/17/2015	N/A	707,595
800,000	Toyota Motor Credit Corp., Series MTN	AA-	3.20%	06/17/2015	N/A	855,705
						23,690,474

	Electric - 2.2%
360,000	Constellation Energy Group, Inc.	BBB-	4.55%	06/15/2015	N/A	390,568
380,000	Dominion Resources, Inc., Series C	A-	5.15%	07/15/2015	N/A	422,978
70,000	Duke Energy Carolinas, LLC	A	5.30%	10/01/2015	N/A	79,605
330,000	Entergy Corp.	BBB-	3.63%	09/15/2015	N/A	344,990
560,000	Exelon Corp.	BBB-	4.90%	06/15/2015	N/A	613,667
160,000	NextEra Energy Capital Holdings, Inc.	BBB+	7.88%	12/15/2015	N/A	192,086
500,000	Oncor Electric Delivery Co., LLC	A-	6.38%	01/15/2015	N/A	554,191
400,000	Scottish Power Ltd. (United Kingdom)	BBB+	5.38%	03/15/2015	N/A	414,852
200,000	Southern Power Co., Series D	BBB+	4.88%	07/15/2015	N/A	220,661
						3,233,598

	Electronics - 0.2%
270,000	Agilent Technologies, Inc.	BBB+	5.50%	09/14/2015	N/A	302,577

	Food - 0.6%
400,000	General Mills, Inc.	BBB+	5.20%	03/17/2015	N/A	444,877
400,000	Kroger Co.	BBB	3.90%	10/01/2015	N/A	435,383
						880,260

	Forest Products & Paper - 0.1%
180,000	Plum Creek Timberlands, LP	BBB	5.88%	11/15/2015	N/A	198,704

	Health Care Products - 1.4%
300,000	Baxter International, Inc.	A+	4.63%	03/15/2015	N/A	329,673
300,000	Boston Scientific Corp.	BBB-	4.50%	01/15/2015	N/A	320,498
600,000	Medtronic, Inc.	A+	3.00%	03/15/2015	N/A	634,200
500,000	Medtronic, Inc., Series B	A+	4.75%	09/15/2015	N/A	561,019
200,000	Stryker Corp.	A+	3.00%	01/15/2015	N/A	210,653
						2,056,043

	Health Care Services - 0.2%
200,000	Quest Diagnostics, Inc.	BBB+	5.45%	11/01/2015	N/A	225,435

	Household Products & Housewares - 0.1%
200,000	Clorox Co.	BBB+	5.00%	01/15/2015	N/A	218,018

	Insurance - 4.5%
400,000	ACE INA Holdings, Inc.	A	2.60%	11/23/2015	N/A	419,696
400,000	Aegon NV (Netherlands)	A-	4.63%	12/01/2015	N/A	435,253
400,000	American International Group, Inc.	A-	3.00%	03/20/2015	N/A	411,677
600,000	American International Group, Inc.	A-	5.05%	10/01/2015	N/A	652,511
529,000	Berkshire Hathaway Finance Corp.	AA+	4.85%	01/15/2015	N/A	582,380
400,000	Berkshire Hathaway Finance Corp.	AA+	2.45%	12/15/2015	N/A	421,716
983,000	Berkshire Hathaway, Inc.	AA+	3.20%	02/11/2015	N/A	1,045,608
500,000	Manulife Financial Corp. (Canada)	A-	3.40%	09/17/2015	N/A	521,262
38,000	Marsh & McLennan Cos., Inc.	BBB-	5.75%	09/15/2015	N/A	42,319
400,000	MetLife, Inc.	A-	5.00%	06/15/2015	N/A	444,631
300,000	Metropolitan Life Global Funding I, Series REGS	AA-	2.50%	09/29/2015	N/A	311,991
406,000	Prudential Financial, Inc., Series MTN	A	3.88%	01/14/2015	N/A	430,775
400,000	Prudential Financial, Inc., Series MTN	A	4.75%	09/17/2015	N/A	439,522
450,000	Transatlantic Holdings, Inc.	BBB+	5.75%	12/14/2015	N/A	501,693
						6,661,034

	Internet - 0.3%
400,000	eBay, Inc.	A	1.63%	10/15/2015	N/A	413,384

	Iron & Steel - 0.9%
350,000	ArcelorMittal (Luxembourg)	BB+	9.25%	02/15/2015	N/A	385,610
400,000	ArcelorMittal (Luxembourg)	BB+	4.00%	02/25/2015	N/A	396,230
500,000	ArcelorMittal (Luxembourg)	BB+	4.00%	08/05/2015	N/A	495,337
						1,277,177

	Lodging - 0.1%
70,000	Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.	BBB-	7.75%	08/15/2020	08/15/15 @ 104	78,575

	Machinery-Construction & Mining - 0.2%
300,000	Caterpillar, Inc.	A	0.95%	06/26/2015	N/A	303,185

	Media - 3.4%
505,000	Comcast Corp.	BBB+	6.50%	01/15/2015	N/A	571,243
800,000	Comcast Corp.	BBB+	5.85%	11/15/2015	N/A	921,350
200,000	COX Communications, Inc.	BBB	5.50%	10/01/2015	N/A	226,046
648,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.55%	03/15/2015	N/A	687,461
620,000	Discovery Communications, LLC	BBB	3.70%	06/01/2015	N/A	665,098
600,000	NBCUniversal Media, LLC	BBB+	3.65%	04/30/2015	N/A	642,813
300,000	TCI Communications, Inc.	BBB+	8.75%	08/01/2015	N/A	364,247
150,000	Time Warner Cable, Inc.	BBB	3.50%	02/01/2015	N/A	158,851
650,000	Time Warner, Inc.	BBB	3.15%	07/15/2015	N/A	690,832
						4,927,941

	Mining - 0.4%
500,000	Freeport-McMoRan Copper & Gold, Inc.	BBB	1.40%	02/13/2015	N/A	502,357
60,000	Rio Tinto Alcan, Inc. (Canada)	A-	5.00%	06/01/2015	N/A	66,258
						568,615

	Miscellaneous Manufacturing - 0.0%***
24,000	Tyco International Finance SA (Luxembourg)	A-	3.38%	10/15/2015	N/A	25,635

	Office & Business Equipment - 0.5%
629,000	Xerox Corp.	BBB-	4.25%	02/15/2015	N/A	670,032

	Oil & Gas - 5.8%
1,048,000	BP Capital Markets PLC (United Kingdom)	A	3.88%	03/10/2015	N/A	1,130,189
1,400,000	BP Capital Markets PLC (United Kingdom)	A	3.13%	10/01/2015	N/A	1,498,582
834,000	ConocoPhillips	A	4.60%	01/15/2015	N/A	913,897
400,000	EOG Resources, Inc.	A-	2.95%	06/01/2015	N/A	423,025
500,000	Petrohawk Energy Corp.	BBB+	6.25%	06/01/2019	06/01/15 @ 103	566,976
910,000	Shell International Finance BV (Netherlands)	AA	3.10%	06/28/2015	N/A	973,996
600,000	Shell International Finance BV (Netherlands)	AA	3.25%	09/22/2015	N/A	649,448
590,000	Total Capital SA (France)	AA-	3.00%	06/24/2015	N/A	629,800
800,000	Total Capital SA (France)	AA-	3.13%	10/02/2015	N/A	856,390
750,000	Transocean, Inc. (Cayman Islands)	BBB-	4.95%	11/15/2015	N/A	818,350
						8,460,653

	Pharmaceuticals - 4.0%
500,000	Abbott Laboratories	AA	2.70%	05/27/2015	N/A	530,181
500,000	GlaxoSmithKline Capital PLC (United Kingdom)	A+	0.75%	05/08/2015	N/A	502,409
200,000	Medco Health Solutions, Inc.	BBB+	2.75%	09/15/2015	N/A	209,377
455,000	Merck & Co., Inc.	AA	4.75%	03/01/2015	N/A	502,555
900,000	Merck & Co., Inc.	AA	4.00%	06/30/2015	N/A	987,509
1,108,000	Novartis Capital Corp.	AA-	2.90%	04/24/2015	N/A	1,178,438
1,723,000	Pfizer, Inc.	AA	5.35%	03/15/2015	N/A	1,929,729
						5,840,198

	Pipelines - 0.8%
280,000	Energy Transfer Partners, LP	BBB-	5.95%	02/01/2015	N/A	307,283
60,000	TransCanada PipeLines Ltd. (Canada)	A-	0.88%	03/02/2015	N/A	60,469
280,000	TransCanada PipeLines Ltd. (Canada)	A-	3.40%	06/01/2015	N/A	300,704
440,000	Williams Partners, LP	BBB	3.80%	02/15/2015	N/A	467,247
						1,135,703

	Real Estate Investment Trusts - 1.4%
400,000	American Tower Corp.	BB+	4.63%	04/01/2015	N/A	426,497
400,000	Simon Property Group, LP	A-	5.10%	06/15/2015	N/A	440,504
554,000	Simon Property Group, LP	A-	5.75%	12/01/2015	09/02/15 @ 100	624,858
500,000	Vornado Realty, LP	BBB	4.25%	04/01/2015	01/01/15 @ 100	529,092
						2,020,951

	Retail - 3.0%
300,000	AutoZone, Inc.	BBB	5.75%	01/15/2015	N/A	330,400
600,000	CVS Caremark Corp.	BBB+	3.25%	05/18/2015	N/A	636,893
400,000	Lowe's Cos., Inc.	A-	5.00%	10/15/2015	N/A	449,919
320,000	Macy's Retail Holdings, Inc.	BBB	7.88%	07/15/2015	N/A	376,189
250,000	McDonald's Corp., Series MTN	A	0.75%	05/29/2015	N/A	252,592
500,000	Wal-Mart Stores, Inc.	AA	2.88%	04/01/2015	N/A	530,437
408,000	Wal-Mart Stores, Inc.	AA	4.50%	07/01/2015	N/A	451,713
610,000	Wal-Mart Stores, Inc.	AA	2.25%	07/08/2015	N/A	638,499
750,000	Wal-Mart Stores, Inc.	AA	1.50%	10/25/2015	N/A	771,222
						4,437,864

	Software - 0.9%
340,000	Adobe Systems, Inc.	BBB+	3.25%	02/01/2015	N/A	358,798
960,000	Microsoft Corp.	AAA	1.63%	09/25/2015	N/A	996,598
						1,355,396

	Telecommunications - 4.8%
600,000	AT&T, Inc.	A-	0.88%	02/13/2015	N/A	605,397
1,300,000	AT&T, Inc.	A-	2.50%	08/15/2015	N/A	1,369,258
450,000	France Telecom SA (France)	A-	2.13%	09/16/2015	N/A	460,743
500,000	Rogers Communications, Inc. (Canada)	BBB	7.50%	03/15/2015	N/A	581,407
666,000	Telecom Italia Capital SA (Luxembourg)	BBB	5.25%	10/01/2015	N/A	677,655
700,000	Telefonica Emisiones SAU (Spain)	BBB	4.95%	01/15/2015	N/A	707,000
600,000	Telefonica Emisiones SAU (Spain)	BBB	3.73%	04/27/2015	N/A	585,000
330,000	Verizon Communications, Inc.	A-	4.90%	09/15/2015	N/A	371,223
570,000	Vodafone Group PLC (United Kingdom)	A-	5.38%	01/30/2015	N/A	630,882
620,000	Vodafone Group PLC (United Kingdom)	A-	5.00%	09/15/2015	N/A	695,333
270,000	Vodafone Group PLC (United Kingdom)	A-	3.38%	11/24/2015	N/A	290,977
						6,974,875

	Transportation - 0.2%
310,000	CSX Corp.	BBB	6.25%	04/01/2015	N/A	352,812

	Total Corporate Bonds - 98.6%
	(Cost $140,170,627)					144,517,348

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 0.1%
70,400	BNY Mellon Securities Lending Overnight Fund, 0.1928%(c) (d)					70,400
	(Cost $70,400)

	Total Investments - 98.7%
	(Cost $141,241,027)					144,587,748
	Other Assets in excess of Liabilities - 1.3%					1,919,242
	Net Assets - 100.0%					$146,506,990

AG - Stock Corporation
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
*** Less than 0.1%.
(a) Floating or variable rate coupon. The rate shown is as of August 31, 2012.
(b) Security, or portion thereof, was on loan at August 31, 2012.
(c) At August 31, 2012, the total market value of the Fund's securities on loan was $68,481 and the total market value of the collateral held by the Fund was $70,400.
(d) Interest rate shown reflects yield as of August 31, 2012.

See previously submitted notes to financial statements for the period ended May 31, 2012.

Country Allocation****
United States	77.0%
United Kingdom	6.7%
Canada	5.2%
Netherlands	2.6%
France	2.4%
Luxembourg	1.4%
Japan	1.3%
Switzerland	1.2%
Spain	0.9%
Germany	0.8%
Cayman Islands	0.5%

**** Subject to change daily. Based on total long-term investments.

At August 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$141,241,027	$3,407,336	$(60,615)	$3,346,721

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at August 31, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$144,517	$-	$144,517
Investments of Collateral for Securities Loaned	71	-	-	71
Total	$71	$144,517	$-	$144,588

During the three months ended August 31, 2012, there were no transfers between levels.

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF
Portfolio of Investments
August 31, 2012 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 98.5%
	Advertising - 0.3%
$380,000	Omnicom Group, Inc.	BBB+	5.90%	04/15/2016	N/A	$440,526

	Aerospace & Defense - 1.3%
300,000	Boeing Co.	A	3.75%	11/20/2016	N/A	335,060
300,000	General Dynamics Corp.	A	2.25%	07/15/2016	N/A	315,896
500,000	L-3 Communications Corp.	BBB-	3.95%	11/15/2016	N/A	540,869
500,000	Lockheed Martin Corp.	A-	2.13%	09/15/2016	N/A	520,304
						1,712,129

	Agriculture - 1.5%
200,000	Lorillard Tobacco Co.	BBB-	3.50%	08/04/2016	N/A	213,087
900,000	Philip Morris International, Inc.	A	2.50%	05/16/2016	N/A	950,822
700,000	Reynolds American, Inc.	BBB-	7.63%	06/01/2016	N/A	843,634
						2,007,543

	Auto Parts & Equipment - 0.3%
350,000	Johnson Controls, Inc.	BBB+	5.50%	01/15/2016	N/A	396,328

	Banks - 32.1%
300,000	Abbey National Treasury Services PLC (United Kingdom)	A	4.00%	04/27/2016	N/A	305,276
900,000	Bank of America Corp., Series MTN	A-	3.63%	03/17/2016	N/A	938,313
1,000,000	Bank of America Corp., Series 1	A-	3.75%	07/12/2016	N/A	1,048,927
1,720,000	Bank of America Corp.	A-	6.50%	08/01/2016	N/A	1,963,184
500,000	Bank of America Corp.	BBB+	5.75%	08/15/2016	N/A	538,192
900,000	Bank of America Corp.	A-	5.63%	10/14/2016	N/A	1,001,221
380,000	Bank of New York Mellon Corp., Series MTN	A+	2.50%	01/15/2016	N/A	398,892
350,000	Bank of New York Mellon Corp., Series MTN	A+	2.30%	07/28/2016	N/A	366,499
550,000	Bank of Nova Scotia (Canada)	AA-	2.90%	03/29/2016	N/A	584,554
1,208,000	Barclays Bank PLC, Series 1 (United Kingdom)	A+	5.00%	09/22/2016	N/A	1,328,307
400,000	BB&T Corp., Series MTN	A-	3.20%	03/15/2016	02/16/16 @ 100	429,568
524,000	BB&T Corp., Series MTN	A-	3.95%	04/29/2016	N/A	575,247
1,000,000	BNP Paribas SA, Series MTN (France)(a)	AA-	3.60%	02/23/2016	N/A	1,047,430
350,000	Capital One Financial Corp.	BBB	3.15%	07/15/2016	N/A	371,824
727,000	Capital One Financial Corp.	BBB-	6.15%	09/01/2016	N/A	818,223
384,000	Citigroup, Inc.	A-	5.30%	01/07/2016	N/A	416,131
800,000	Citigroup, Inc.	A-	3.95%	06/15/2016	N/A	844,530
800,000	Citigroup, Inc.	A-	5.85%	08/02/2016	N/A	893,126
1,100,000	Deutsche Bank AG (Germany)	A+	3.25%	01/11/2016	N/A	1,148,981
800,000	Fifth Third Bancorp	BBB	3.63%	01/25/2016	N/A	861,385
1,608,000	Goldman Sachs Group, Inc.	A-	5.35%	01/15/2016	N/A	1,745,439
1,900,000	Goldman Sachs Group, Inc.	A-	3.63%	02/07/2016	N/A	1,971,444
800,000	Goldman Sachs Group, Inc.	A-	5.75%	10/01/2016	N/A	895,681
942,000	JPMorgan Chase & Co.	A	2.60%	01/15/2016	N/A	978,602
1,575,000	JPMorgan Chase & Co.	A	3.45%	03/01/2016	N/A	1,678,325
2,150,000	JPMorgan Chase & Co.	A	3.15%	07/05/2016	N/A	2,278,170
300,000	JPMorgan Chase Bank NA, Series BKNT	A	5.88%	06/13/2016	N/A	341,633
500,000	KeyBank NA, Series MTN	BBB+	5.45%	03/03/2016	N/A	559,495
1,000,000	Lloyds TSB Bank PLC (United Kingdom)	A	4.88%	01/21/2016	N/A	1,070,535
1,300,000	Morgan Stanley	A-	3.80%	04/29/2016	N/A	1,308,280
850,000	Morgan Stanley, Series MTN	A-	5.75%	10/18/2016	N/A	905,538
500,000	PNC Funding Corp.	A-	2.70%	09/19/2016	08/19/16 @ 100	533,446
400,000	Royal Bank of Canada, Series MTN (Canada)	AA-	2.88%	04/19/2016	N/A	426,136
950,000	Royal Bank of Canada, Series MTN (Canada)	AA-	2.30%	07/20/2016	N/A	997,122
900,000	Royal Bank of Scotland PLC (United Kingdom)	A	4.38%	03/16/2016	N/A	949,448
800,000	State Street Corp.	A+	2.88%	03/07/2016	N/A	856,623
850,000	SunTrust Banks, Inc.	BBB	3.60%	04/15/2016	03/15/16 @ 100	898,901
400,000	Svenska Handelsbanken AB (Sweden)	AA-	3.13%	07/12/2016	N/A	420,702
800,000	Toronto-Dominion Bank (Canada)	AA-	2.50%	07/14/2016	N/A	847,736
1,000,000	Toronto-Dominion Bank (Canada)	AA-	2.38%	10/19/2016	N/A	1,055,309
700,000	UBS AG (Switzerland)	BBB	5.88%	07/15/2016	N/A	760,509
250,000	Union Bank NA, Series BKNT	A	5.95%	05/11/2016	N/A	283,806
600,000	Union Bank NA, Series BKNT	A+	3.00%	06/06/2016	N/A	640,141
250,000	US Bancorp	BBB+	3.44%	02/01/2016	N/A	264,183
1,000,000	US Bancorp, Series MTN	A+	2.20%	11/15/2016	10/14/16 @ 100	1,048,932
761,000	Wachovia Corp.	A	5.63%	10/15/2016	N/A	877,031
500,000	Wachovia Corp.	A+	5.75%	02/01/2018	N/A	600,924
1,100,000	Wells Fargo & Co.	A+	3.68%	06/15/2016	N/A	1,197,646
700,000	Wells Fargo & Co.	A	5.13%	09/15/2016	N/A	794,905
600,000	Wells Fargo & Co.	A+	2.63%	12/15/2016	N/A	636,268
						43,702,720

	Beverages - 2.4%
500,000	Anheuser-Busch InBev Worldwide, Inc.	A	2.88%	02/15/2016	N/A	534,956
45,000	Beam, Inc.	BBB-	5.38%	01/15/2016	N/A	51,296
600,000	Bottling Group, LLC	A	5.50%	04/01/2016	N/A	696,480
900,000	Coca-Cola Co.	A+	1.80%	09/01/2016	N/A	936,645
500,000	Diageo Capital PLC (United Kingdom)	A-	5.50%	09/30/2016	N/A	588,326
80,000	Dr Pepper Snapple Group, Inc.	BBB	2.90%	01/15/2016	N/A	85,533
300,000	PepsiCo, Inc.	A-	2.50%	05/10/2016	N/A	316,978
						3,210,214

	Biotechnology - 1.2%
500,000	Amgen, Inc.	A+	2.30%	06/15/2016	N/A	520,782
500,000	Amgen, Inc.	A+	2.50%	11/15/2016	N/A	524,792
600,000	Gilead Sciences, Inc.	A-	3.05%	12/01/2016	N/A	642,851
						1,688,425

	Building Materials - 0.9%
306,000	CRH America, Inc.	BBB+	6.00%	09/30/2016	N/A	339,764
150,000	Lafarge SA (France)	BB+	6.50%	07/15/2016	N/A	164,250
493,000	Masco Corp.	BBB-	6.13%	10/03/2016	N/A	537,608
200,000	Owens Corning	BBB-	6.50%	12/01/2016	N/A	223,327
						1,264,949

	Chemicals - 1.6%
650,000	Dow Chemical Co.	BBB	2.50%	02/15/2016	N/A	677,615
500,000	Ecolab, Inc.	BBB+	3.00%	12/08/2016	N/A	536,556
400,000	EI du Pont de Nemours & Co.	A	2.75%	04/01/2016	N/A	426,959
242,000	EI du Pont de Nemours & Co.	A	5.25%	12/15/2016	N/A	285,367
300,000	El du Pont de Nemours & Co.	A	1.95%	01/15/2016	N/A	312,128
						2,238,625

	Commercial Services - 0.3%
400,000	Western Union Co.	A-	5.93%	10/01/2016	N/A	472,979

	Computers - 2.8%
520,000	Hewlett-Packard Co.	BBB+	2.65%	06/01/2016	N/A	528,321
900,000	Hewlett-Packard Co.	BBB+	3.00%	09/15/2016	N/A	919,172
500,000	Hewlett-Packard Co.	BBB+	3.30%	12/09/2016	N/A	516,234
500,000	International Business Machines Corp.	AA-	2.00%	01/05/2016	N/A	522,354
1,200,000	International Business Machines Corp.	AA-	1.95%	07/22/2016	N/A	1,254,414
						3,740,495

	Cosmetics & Personal Care - 0.5%
700,000	Procter & Gamble Co.	AA-	1.45%	08/15/2016	N/A	719,244

	Diversified Financial Services - 11.7%
400,000	American Express Co.	BBB+	5.50%	09/12/2016	N/A	465,352
1,400,000	American Express Credit Corp., Series MTN	A-	2.80%	09/19/2016	N/A	1,491,930
250,000	AON Corp.	BBB+	3.13%	05/27/2016	N/A	264,278
600,000	Boeing Capital Corp.	A	2.13%	08/15/2016	07/15/16 @ 100	630,523
800,000	Caterpillar Financial Services Corp.	A	2.05%	08/01/2016	N/A	833,290
550,000	Countrywide Financial Corp.	BBB+	6.25%	05/15/2016	N/A	591,436
500,000	Ford Motor Credit Co., LLC	Baa3	2.50%	01/15/2016	N/A	500,498
1,000,000	Ford Motor Credit Co., LLC	BB+	8.00%	12/15/2016	N/A	1,197,824
462,000	General Electric Capital Corp., Series MTN	AA+	5.00%	01/08/2016	N/A	515,884
850,000	General Electric Capital Corp.	AA+	2.95%	05/09/2016	N/A	898,424
600,000	General Electric Capital Corp., Series MTN	AA+	3.35%	10/17/2016	N/A	645,835
850,000	General Electric Capital Corp., Series MTN	AA+	5.38%	10/20/2016	N/A	978,926
953,000	HSBC Finance Corp.	A	5.50%	01/19/2016	N/A	1,042,189
750,000	International Lease Finance Corp.	BBB-	5.75%	05/15/2016	N/A	786,345
100,000	John Deere Capital Corp., Series MTN	A	2.25%	06/07/2016	N/A	104,739
300,000	John Deere Capital Corp., Series MTN	A	1.85%	09/15/2016	N/A	309,782
708,000	Merrill Lynch & Co., Inc.	BBB+	6.05%	05/16/2016	N/A	763,621
800,000	Nomura Holdings, Inc., Series MTN (Japan)	BBB+	4.13%	01/19/2016	N/A	829,514
600,000	ORIX Corp. (Japan)	A-	5.00%	01/12/2016	N/A	642,683
900,000	SLM Corp., Series MTN	BBB-	6.25%	01/25/2016	N/A	967,500
600,000	Toyota Motor Credit Corp., Series MTN	AA-	2.80%	01/11/2016	N/A	635,644
750,000	Toyota Motor Credit Corp., Series MTN	AA-	2.00%	09/15/2016	N/A	782,206
						15,878,423

	Electric - 0.3%
50,000	Duke Energy Corp.	BBB	2.15%	11/15/2016	N/A	51,809
308,000	Southern Co.	A-	1.95%	09/01/2016	N/A	318,170
						369,979

	Electronics - 0.7%
480,000	Thermo Fisher Scientific, Inc.	A-	3.20%	03/01/2016	N/A	510,460
460,000	Thermo Fisher Scientific, Inc.	A-	2.25%	08/15/2016	N/A	476,899
						987,359

	Environmental Control - 0.0%***
40,000	Waste Management, Inc.	BBB	2.60%	09/01/2016	N/A	41,758

	Food - 2.0%
300,000	Kellogg Co.	BBB+	4.45%	05/30/2016	N/A	334,544
500,000	Kellogg Co.	BBB+	1.88%	11/17/2016	N/A	515,620
831,000	Kraft Foods, Inc.	BBB-	4.13%	02/09/2016	N/A	912,583
350,000	Tyson Foods, Inc.	BBB-	6.85%	04/01/2016	N/A	400,750
500,000	Unilever Capital Corp.	A+	2.75%	02/10/2016	N/A	532,387
						2,695,884

	Gas - 0.7%
461,000	National Grid PLC (United Kingdom)	BBB+	6.30%	08/01/2016	N/A	532,971
400,000	Sempra Energy	BBB+	6.50%	06/01/2016	N/A	477,366
						1,010,337

	Health Care Products - 1.2%
300,000	Baxter International, Inc.	A+	5.90%	09/01/2016	N/A	358,069
500,000	Becton Dickinson and Co.	A+	1.75%	11/08/2016	N/A	517,133
300,000	Boston Scientific Corp.	BBB-	6.40%	06/15/2016	N/A	348,336
60,000	Medtronic, Inc.	A+	2.63%	03/15/2016	N/A	63,775
300,000	Stryker Corp.	A+	2.00%	09/30/2016	N/A	312,645
						1,599,958

	Health Care Services - 1.6%
200,000	Aetna, Inc.	A-	6.00%	06/15/2016	N/A	234,425
500,000	Cigna Corp.	BBB	2.75%	11/15/2016	N/A	525,898
300,000	Humana, Inc.	BBB	6.45%	06/01/2016	N/A	343,030
400,000	UnitedHealth Group, Inc.	A-	5.38%	03/15/2016	N/A	459,442
523,000	WellPoint, Inc.	A-	5.25%	01/15/2016	N/A	585,211
						2,148,006

	Insurance - 2.0%
140,000	Allied World Assurance Co. Ltd. (Bermuda)	BBB+	7.50%	08/01/2016	N/A	162,468
500,000	American International Group, Inc.	A-	4.88%	09/15/2016	N/A	548,597
350,000	American International Group, Inc., Series MTN	A-	5.60%	10/18/2016	N/A	393,467
300,000	Berkshire Hathaway, Inc.	AA+	2.20%	08/15/2016	N/A	316,012
963,000	MetLife, Inc.	A-	6.75%	06/01/2016	N/A	1,152,559
200,000	Prudential Financial, Inc., Series MTN	A	3.00%	05/12/2016	N/A	210,481
						2,783,584

	Internet - 0.6%
800,000	Google, Inc.	AA-	2.13%	05/19/2016	N/A	843,370

	Iron & Steel - 0.4%
600,000	ArcelorMittal (Luxembourg)(a)	BB+	4.00%	03/01/2016	N/A	586,616

	Lodging - 0.0%***
5,000	Wyndham Worldwide Corp.	BBB-	6.00%	12/01/2016	N/A	5,586

	Machinery-Construction & Mining - 0.4%
500,000	Caterpillar, Inc.	A	5.70%	08/15/2016	N/A	591,219

	Media - 4.6%
600,000	Comcast Corp.	BBB+	5.90%	03/15/2016	N/A	698,378
500,000	Comcast Corp.	BBB+	4.95%	06/15/2016	N/A	569,369
580,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.13%	02/15/2016	N/A	611,676
910,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.50%	03/01/2016	N/A	972,840
400,000	NBCUniversal Media, LLC	BBB+	2.88%	04/01/2016	N/A	423,902
500,000	Scripps Networks Interactive, Inc.	A-	2.70%	12/15/2016	N/A	521,136
400,000	Time Warner, Inc.	BBB	5.88%	11/15/2016	N/A	474,033
493,000	Viacom, Inc.	BBB+	6.25%	04/30/2016	N/A	580,461
800,000	Walt Disney Co.	A	1.35%	08/16/2016	N/A	817,961
450,000	Walt Disney Co., Series MTNC	A	5.63%	09/15/2016	N/A	534,826
						6,204,582

	Mining - 0.3%
400,000	Barrick Gold Corp. (Canada)	BBB+	2.90%	05/30/2016	N/A	421,341

	Miscellaneous Manufacturing - 0.7%
800,000	3M Co.	AA-	1.38%	09/29/2016	N/A	821,240
100,000	Danaher Corp.	A+	2.30%	06/23/2016	N/A	105,364
						926,604

	Office & Business Equipment - 0.6%
300,000	Pitney Bowes, Inc., Series MTN	BBB+	4.75%	01/15/2016	N/A	313,117
450,000	Xerox Corp.	BBB-	6.40%	03/15/2016	N/A	514,406
						827,523

	Oil & Gas - 5.5%
962,000	Anadarko Petroleum Corp.	BBB-	5.95%	09/15/2016	N/A	1,113,453
700,000	BP Capital Markets PLC (United Kingdom)	A	3.20%	03/11/2016	N/A	751,510
500,000	BP Capital Markets PLC (United Kingdom)	A	2.25%	11/01/2016	N/A	523,214
962,000	ConocoPhillips Canada Funding Co. I (Canada)	A	5.63%	10/15/2016	N/A	1,146,592
70,000	Devon Energy Corp.	BBB+	2.40%	07/15/2016	06/15/16 @ 100	73,274
800,000	Ensco PLC (United Kingdom)	BBB+	3.25%	03/15/2016	N/A	854,691
100,000	Marathon Petroleum Corp.	BBB	3.50%	03/01/2016	N/A	106,169
350,000	Occidental Petroleum Corp.	A	2.50%	02/01/2016	N/A	368,910
680,000	Occidental Petroleum Corp.	A	4.13%	06/01/2016	N/A	760,148
500,000	Statoil ASA (Norway)	AA-	1.80%	11/23/2016	N/A	518,754
650,000	Total Capital SA (France)	AA-	2.30%	03/15/2016	N/A	682,406
500,000	Transocean, Inc. (Cayman Islands)	BBB-	5.05%	12/15/2016	N/A	554,349
						7,453,470

	Pharmaceuticals - 3.7%
923,000	Abbott Laboratories	AA	5.88%	05/15/2016	N/A	1,092,642
100,000	Allergan, Inc.	A+	5.75%	04/01/2016	N/A	116,457
850,000	Express Scripts Holding Co.	BBB+	3.13%	05/15/2016	N/A	904,429
200,000	Johnson & Johnson	AAA	2.15%	05/15/2016	N/A	210,992
400,000	McKesson Corp.	A-	3.25%	03/01/2016	N/A	431,053
800,000	Merck & Co., Inc.	AA	2.25%	01/15/2016	N/A	839,749
700,000	Sanofi (France)	AA-	2.63%	03/29/2016	N/A	742,283
563,000	Wyeth, LLC	AA	5.50%	02/15/2016	N/A	653,597
						4,991,202

	Pipelines - 0.9%
300,000	Enterprise Products Operating, LLC	BBB	3.20%	02/01/2016	N/A	316,742
200,000	Kinder Morgan Energy Partners, LP	BBB	3.50%	03/01/2016	N/A	214,234
600,000	ONEOK Partners, LP	BBB	3.25%	02/01/2016	01/01/16 @ 100	634,475
						1,165,451

	Real Estate Investment Trusts - 0.9%
400,000	ERP Operating, LP	BBB+	5.13%	03/15/2016	N/A	448,708
250,000	HCP, Inc.	BBB	3.75%	02/01/2016	N/A	265,032
400,000	Simon Property Group, LP	A-	5.25%	12/01/2016	09/02/16 @ 100	456,850
						1,170,590

	Retail - 3.4%
600,000	CVS Caremark Corp.	BBB+	6.13%	08/15/2016	N/A	711,617
1,846,000	Home Depot, Inc.	A-	5.40%	03/01/2016	N/A	2,143,520
300,000	Lowe's Cos., Inc.	A-	5.40%	10/15/2016	N/A	349,558
399,000	Macy's Retail Holdings, Inc.	BBB	5.90%	12/01/2016	N/A	465,227
400,000	Target Corp.	A+	5.88%	07/15/2016	N/A	474,604
500,000	Wal-Mart Stores, Inc.	AA	2.80%	04/15/2016	N/A	537,328
						4,681,854

	Savings & Loans - 0.4%
500,000	Santander Holdings USA, Inc.	BBB+	4.63%	04/19/2016	N/A	503,565

	Semiconductors - 1.2%
800,000	Intel Corp.	A+	1.95%	10/01/2016	N/A	840,676
800,000	Texas Instruments, Inc.	A+	2.38%	05/16/2016	N/A	846,946
						1,687,622

	Software - 1.3%
280,000	Fiserv, Inc.	BBB-	3.13%	06/15/2016	N/A	292,318
180,000	Microsoft Corp.	AAA	2.50%	02/08/2016	N/A	191,143
1,085,000	Oracle Corp.	A+	5.25%	01/15/2016	N/A	1,250,092
						1,733,553

	Telecommunications - 7.9%
1,300,000	AT&T, Inc.	A-	2.95%	05/15/2016	N/A	1,400,922
899,000	AT&T, Inc.	A-	5.63%	06/15/2016	N/A	1,055,529
1,000,000	AT&T, Inc.	A-	2.40%	08/15/2016	N/A	1,059,516
1,585,000	Cisco Systems, Inc.	A+	5.50%	02/22/2016	N/A	1,847,414
529,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	5.75%	03/23/2016	N/A	602,228
100,000	Telefonica Emisiones SAU (Spain)	BBB	3.99%	02/16/2016	N/A	96,500
500,000	Telefonica Emisiones SAU (Spain)	BBB	6.42%	06/20/2016	N/A	512,500
899,000	Verizon Communications, Inc.	A-	5.55%	02/15/2016	N/A	1,042,974
900,000	Verizon Communications, Inc.	A-	3.00%	04/01/2016	N/A	970,824
600,000	Verizon Communications, Inc.	A-	2.00%	11/01/2016	N/A	628,319
800,000	Vodafone Group PLC (United Kingdom)	A-	5.75%	03/15/2016	N/A	927,940
500,000	Vodafone Group PLC (United Kingdom)	A-	2.88%	03/16/2016	N/A	533,116
						10,677,782

	Textiles - 0.0%***
60,000	Mohawk Industries, Inc.	BBB-	6.38%	01/15/2016	N/A	67,050

	Transportation - 0.3%
300,000	Norfolk Southern Corp.	BBB+	5.75%	01/15/2016	N/A	346,285

	Total Corporate Bonds - 98.5%
	(Cost $129,348,209)					133,994,730

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 1.3%
1,688,000	BNY Mellon Securities Lending Overnight Fund, 0.1928%(b) (c)					1,688,000
	(Cost $1,688,000)

	Total Investments - 99.8%
	(Cost $131,036,209)					135,682,730
	Other Assets in excess of Liabilities - 0.2%					308,492
	Net Assets - 100.0%					$ 135,991,222

AB - Stock Company
AG - Stock Corporation
ASA - Stock Company
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
*** Less than 0.1%.
(a) Security, or portion thereof, was on loan at August 31, 2012.
(b) At August 31, 2012, the total market value of the Fund's securities on loan was $1,647,440 and the total market value of the collateral held by the Fund was $1,688,000.
(c) Interest rate shown reflects yield as of August 31, 2012.

See previously submitted notes to financial statements for the period ended May 31, 2012.

Country Allocation****
United States	82.6%
United Kingdom	6.2%
Canada	4.1%
France	2.0%
Japan	1.1%
Germany	0.9%
Switzerland	0.6%
Spain	0.5%
Netherlands	0.4%
Luxembourg	0.4%
Cayman Islands	0.4%
Norway	0.4%
Sweden	0.3%
Bermuda	0.1%
**** Subject to change daily. Based on total corporate bonds.

At August 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$131,036,209	$4,671,608	$(25,087)	$4,646,521

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at August 31, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets
Corporate Bonds	$–	$133,995	$–	$133,995
Investments of Collateral for Securities Loaned	$1,688	$–	$–	$1,688
Total	$1,688	$133,995	$–	$135,683

During the three months ended August 31, 2012, there were no transfers between levels.

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF
Portfolio of Investments
August 31, 2012 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 98.5%
	Aerospace & Defense - 1.1%
$900,000	United Technologies Corp.	A	1.80%	06/01/2017	N/A	$931,483
521,000	United Technologies Corp.	A	5.38%	12/15/2017	N/A	634,503
						1,565,986

	Agriculture - 0.7%
400,000	Philip Morris International, Inc.	A	1.63%	03/20/2017	N/A	408,539
470,000	Reynolds American, Inc.	BBB-	6.75%	06/15/2017	N/A	569,951
						978,490

	Banks - 33.0%
750,000	American Express Bank FSB, Series BKNT	A-	6.00%	09/13/2017	N/A	908,916
500,000	American Express Centurion Bank, Series BKN1	A-	6.00%	09/13/2017	N/A	605,138
500,000	Bank of America Corp.	BBB+	5.42%	03/15/2017	N/A	534,215
800,000	Bank of America Corp.	A-	3.88%	03/22/2017	N/A	843,762
1,170,000	Bank of America Corp.	A-	6.00%	09/01/2017	N/A	1,320,387
1,945,000	Bank of America Corp.	A-	5.75%	12/01/2017	N/A	2,177,180
1,000,000	Bank of America NA, Series BKNT	A-	5.30%	03/15/2017	N/A	1,089,520
500,000	Bank of America NA, Series BKNT	A-	6.10%	06/15/2017	N/A	555,261
670,000	Bank of Montreal, Series MTN (Canada)	A+	2.50%	01/11/2017	N/A	709,677
500,000	Bank of New York Mellon Corp., Series MTN	A+	2.40%	01/17/2017	12/18/16 @ 100	525,812
700,000	Bank of Nova Scotia (Canada)	AA-	2.55%	01/12/2017	N/A	740,817
500,000	BB&T Corp., Series MTN	A-	2.15%	03/22/2017	02/22/17 @ 100	517,901
927,000	Capital One Financial Corp.	BBB	6.75%	09/15/2017	N/A	1,134,469
1,400,000	Citigroup, Inc.	A-	4.45%	01/10/2017	N/A	1,509,831
948,000	Citigroup, Inc.	BBB+	5.50%	02/15/2017	N/A	1,020,860
1,046,000	Citigroup, Inc.	A-	6.00%	08/15/2017	N/A	1,195,766
2,088,000	Citigroup, Inc.	A-	6.13%	11/21/2017	N/A	2,413,315
500,000	Comerica Bank	A-	5.20%	08/22/2017	N/A	564,833
1,400,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	AA	3.38%	01/19/2017	N/A	1,482,487
1,816,000	Deutsche Bank AG (Germany)	A+	6.00%	09/01/2017	N/A	2,126,988
300,000	Fifth Third Bankcorp	BBB-	5.45%	01/15/2017	N/A	334,206
1,250,000	Goldman Sachs Group, Inc.	BBB+	5.63%	01/15/2017	N/A	1,355,870
1,496,000	Goldman Sachs Group, Inc.	A-	6.25%	09/01/2017	N/A	1,718,783
500,000	HSBC Bank USA NA, Series BKNT	A	6.00%	08/09/2017	N/A	571,610
400,000	JPMorgan Chase & Co.	A-	6.13%	06/27/2017	N/A	469,034
250,000	JPMorgan Chase Bank NA, Series BKNT	A	6.00%	07/05/2017	N/A	294,419
1,750,000	JPMorgan Chase Bank NA, Series BKNT	A	6.00%	10/01/2017	N/A	2,062,625
800,000	Lloyds TSB Bank PLC (United Kingdom)	A	4.20%	03/28/2017	N/A	849,378
1,497,000	Morgan Stanley, Series GMTN	A-	5.45%	01/09/2017	N/A	1,575,875
1,100,000	Morgan Stanley	A-	4.75%	03/22/2017	N/A	1,131,142
900,000	Morgan Stanley, Series MTN	A-	5.55%	04/27/2017	N/A	956,125
800,000	Morgan Stanley, Series MTN	A-	6.25%	08/28/2017	N/A	867,769
1,000,000	Morgan Stanley, Series MTN	A-	5.95%	12/28/2017	N/A	1,071,112
300,000	PNC Bank NA, Series BKNT	A-	5.25%	01/15/2017	N/A	341,690
300,000	PNC Bank NA, Series BKNT	A-	4.88%	09/21/2017	N/A	341,459
400,000	PNC Funding Corp.	BBB+	5.63%	02/01/2017	N/A	459,700
700,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	1.80%	07/18/2017	N/A	708,794
500,000	SunTrust Banks, Inc.	BBB	3.50%	01/20/2017	12/20/16 @ 100	531,089
300,000	SunTrust Banks, Inc.	BBB	6.00%	09/11/2017	N/A	345,965
600,000	Svenska Handelsbanken AB (Sweden)	AA-	2.88%	04/04/2017	N/A	625,570
1,493,000	UBS AG, Series BKNT (Switzerland)	A	5.88%	12/20/2017	N/A	1,740,233
700,000	US Bancorp, Series MTN	A+	1.65%	05/15/2017	04/15/17 @ 100	716,584
400,000	Wachovia Bank NA, Series BKNT	A+	6.00%	11/15/2017	N/A	479,584
1,219,000	Wachovia Corp.	A+	5.75%	06/15/2017	N/A	1,456,154
600,000	Wells Fargo & Co., Series MTN	A+	2.10%	05/08/2017	N/A	620,277
1,816,000	Wells Fargo & Co.	A+	5.63%	12/11/2017	N/A	2,177,348
						45,779,530

	Beverages - 2.2%
1,100,000	Anheuser-Busch InBev Worldwide, Inc.	A	1.38%	07/15/2017	N/A	1,113,694
870,000	Coca-Cola Co.	A+	5.35%	11/15/2017	N/A	1,054,064
707,000	Diageo Capital PLC (United Kingdom)	A-	5.75%	10/23/2017	N/A	867,736
						3,035,494

	Biotechnology - 1.1%
800,000	Amgen, Inc.	A+	2.13%	05/15/2017	N/A	826,574
636,000	Amgen, Inc.	A+	5.85%	06/01/2017	N/A	756,843
						1,583,417

	Chemicals - 1.0%
50,000	Eastman Chemical Co.	BBB	2.40%	06/01/2017	N/A	51,907
400,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A-	3.25%	12/01/2017	N/A	437,209
775,000	Rohm & Haas Co.	BBB	6.00%	09/15/2017	N/A	917,976
						1,407,092

	Computers - 2.8%
250,000	Hewlett-Packard Co.	BBB+	5.40%	03/01/2017	N/A	277,657
1,000,000	Hewlett-Packard Co.	BBB+	2.60%	09/15/2017	N/A	991,098
500,000	International Business Machines Corp.	AA-	1.25%	02/06/2017	N/A	508,192
1,746,000	International Business Machines Corp.	AA-	5.70%	09/14/2017	N/A	2,141,111
						3,918,058

	Diversified Financial Services - 13.9%
1,027,000	American Express Co.	BBB+	6.15%	08/28/2017	N/A	1,247,702
800,000	American Express Credit Corp., Series MTN	A-	2.38%	03/24/2017	N/A	841,827
600,000	Bear Stearns Cos., LLC	A-	5.55%	01/22/2017	N/A	679,655
1,451,000	Bear Stearns Cos., LLC	A	6.40%	10/02/2017	N/A	1,744,188
600,000	BlackRock, Inc.	A+	6.25%	09/15/2017	N/A	736,438
300,000	Caterpillar Financial Services Corp., Series MTN	A	1.63%	06/01/2017	N/A	307,373
100,000	Eaton Vance Corp.	A-	6.50%	10/02/2017	N/A	118,832
500,000	Ford Motor Credit Co., LLC	BB+	4.25%	02/03/2017	N/A	523,753
500,000	Ford Motor Credit Co., LLC	BB+	3.00%	06/12/2017	N/A	502,397
1,000,000	Ford Motor Credit Co., LLC	BB+	6.63%	08/15/2017	N/A	1,150,811
800,000	General Electric Capital Corp.	AA+	2.90%	01/09/2017	N/A	848,596
1,176,000	General Electric Capital Corp., Series MTN	AA+	5.40%	02/15/2017	N/A	1,366,249
700,000	General Electric Capital Corp., Series MTN	AA+	2.30%	04/27/2017	N/A	723,387
1,892,000	General Electric Capital Corp., Series MTN	AA+	5.63%	09/15/2017	N/A	2,238,096
500,000	John Deere Capital Corp., Series MTN	A	2.00%	01/13/2017	N/A	519,917
200,000	John Deere Capital Corp., Series MTN	A	1.40%	03/15/2017	N/A	204,684
300,000	John Deere Capital Corp., Series MTN	A	2.80%	09/18/2017	N/A	326,469
600,000	Merrill Lynch & Co., Inc.	BBB+	5.70%	05/02/2017	N/A	643,402
1,438,000	Merrill Lynch & Co., Inc.	A-	6.40%	08/28/2017	N/A	1,635,551
200,000	Murray Street Investment Trust I	A-	4.65%	03/09/2017	N/A	208,972
300,000	National Rural Utilities Cooperative Finance Corp.	A+	5.45%	04/10/2017	N/A	357,402
100,000	ORIX Corp. (Japan)	A-	3.75%	03/09/2017	N/A	102,456
300,000	PACCAR Financial Corp., Series MTN	A+	1.60%	03/15/2017	N/A	306,055
500,000	SLM Corp., Series MTN	BBB-	6.00%	01/25/2017	N/A	531,250
560,000	Toyota Motor Credit Corp., Series MTN	AA-	2.05%	01/12/2017	N/A	583,724
860,000	Toyota Motor Credit Corp., Series MTN	AA-	1.75%	05/22/2017	N/A	887,154
						19,336,340

	Electric - 1.4%
652,000	Exelon Generation Co., LLC	BBB	6.20%	10/01/2017	N/A	776,066
370,000	Pacific Gas & Electric Co.	BBB	5.63%	11/30/2017	N/A	449,842
570,000	Virginia Electric & Power Co.	A-	5.95%	09/15/2017	N/A	706,013
						1,931,921

	Electronics - 0.5%
510,000	Agilent Technologies, Inc.	BBB+	6.50%	11/01/2017	N/A	618,727

	Engineering & Construction - 0.1%
160,000	ABB Finance USA, Inc.	A	1.63%	05/08/2017	N/A	162,780

	Food - 1.8%
100,000	ConAgra Foods, Inc.	BBB	5.82%	06/15/2017	N/A	116,755
400,000	General Mills Inc.	BBB+	5.70%	02/15/2017	N/A	478,758
799,000	Kraft Foods, Inc.	BBB-	6.50%	08/11/2017	N/A	983,427
570,000	Kroger Co.	BBB	6.40%	08/15/2017	N/A	684,142
200,000	Safeway, Inc.	BBB	6.35%	08/15/2017	N/A	220,776
						2,483,858

	Health Care Products - 1.1%
500,000	Baxter International, Inc.	A+	1.85%	01/15/2017	N/A	518,926
563,000	Covidien International Finance SA (Luxembourg)	A	6.00%	10/15/2017	N/A	685,548
300,000	Hospira, Inc.	BBB+	6.05%	03/30/2017	N/A	346,233
						1,550,707

	Health Care Services - 0.5%
570,000	WellPoint, Inc.	A-	5.88%	06/15/2017	N/A	672,627

	Household Products & Housewares - 0.7%
759,000	Kimberly-Clark Corp.	A	6.13%	08/01/2017	N/A	934,786

	Insurance - 3.2%
300,000	ACE INA Holdings, Inc.	A	5.70%	02/15/2017	N/A	356,630
700,000	American International Group, Inc.	A-	3.80%	03/22/2017	N/A	741,608
1,000,000	American International Group, Inc., Series MTN	A-	5.45%	05/18/2017	N/A	1,125,943
500,000	Berkshire Hathaway Finance Corp.	AA+	1.60%	05/15/2017	N/A	512,763
800,000	Berkshire Hathaway, Inc.	AA+	1.90%	01/31/2017	N/A	831,582
300,000	Hartford Financial Services Group, Inc.	BBB	5.38%	03/15/2017	N/A	328,460
420,000	Prudential Financial, Inc., Series MTN	A	6.00%	12/01/2017	N/A	498,488
90,000	Willis North America, Inc.	BBB-	6.20%	03/28/2017	N/A	102,474
						4,497,948

	Iron & Steel - 0.4%
40,000	ArcelorMittal (Luxembourg)	BB+	4.75%	02/25/2017	N/A	39,239
430,000	Nucor Corp.	A	5.75%	12/01/2017	N/A	523,843
						563,082

	Machinery-Construction & Mining - 0.0%***
50,000	Caterpillar, Inc.	A	1.50%	06/26/2017	N/A	51,025

	Media - 5.0%
712,000	Comcast Cable Communications, LLC	BBB+	8.88%	05/01/2017	N/A	937,668
500,000	Comcast Corp.	BBB+	6.50%	01/15/2017	N/A	605,998
769,000	Comcast Corp.	BBB+	6.30%	11/15/2017	N/A	947,876
1,500,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	2.40%	03/15/2017	N/A	1,546,137
858,000	Time Warner Cable, Inc.	BBB	5.85%	05/01/2017	N/A	1,017,845
500,000	Time Warner Cos., Inc.	BBB	7.25%	10/15/2017	N/A	634,343
300,000	Viacom, Inc.	BBB+	3.50%	04/01/2017	N/A	326,248
300,000	Viacom, Inc.	BBB+	6.13%	10/05/2017	N/A	362,219
500,000	Walt Disney Co., Series MTN	A	1.13%	02/15/2017	N/A	505,740
						6,884,074

	Mining - 1.1%
646,000	Alcoa, Inc.(a)	BBB-	5.55%	02/01/2017	N/A	717,362
600,000	Freeport-McMoRan Copper & Gold, Inc.	BBB	2.15%	03/01/2017	N/A	606,136
180,000	Rio Tinto Finance USA PLC (United Kingdom)	A-	2.00%	03/22/2017	02/22/17 @ 100	184,650
						1,508,148

	Miscellaneous Manufacturing - 2.6%
600,000	3M Co., Series MTN	AA-	1.00%	06/26/2017	N/A	605,333
2,109,000	General Electric Co.	AA+	5.25%	12/06/2017	N/A	2,505,507
434,000	Tyco Electronics Group SA (Luxembourg)	BBB	6.55%	10/01/2017	N/A	525,221
						3,636,061

	Office & Business Equipment - 1.0%
470,000	Pitney Bowes, Inc., Series MTN	BBB+	5.75%	09/15/2017	N/A	505,751
300,000	Xerox Corp.	BBB-	6.75%	02/01/2017	N/A	352,410
500,000	Xerox Corp.	BBB-	2.95%	03/15/2017	N/A	512,566
						1,370,727

	Oil & Gas - 6.4%
1,042,000	Anadarko Petroleum Corp.	BBB-	6.38%	09/15/2017	N/A	1,247,274
300,000	Apache Corp.	A-	5.63%	01/15/2017	N/A	356,468
1,000,000	BP Capital Markets PLC (United Kingdom)	A	1.85%	05/05/2017	N/A	1,024,579
780,000	Canadian Natural Resources Ltd. (Canada)	BBB+	5.70%	05/15/2017	N/A	925,486
80,000	Devon Energy Corp.	BBB+	1.88%	05/15/2017	04/15/17 @ 100	81,830
580,000	EnCana Corp. (Canada)	BBB	5.90%	12/01/2017	N/A	680,518
313,000	EOG Resources, Inc.	A-	5.88%	09/15/2017	N/A	381,398
387,000	Marathon Oil Corp.	BBB	6.00%	10/01/2017	N/A	463,105
500,000	Occidental Petroleum Corp.	A	1.75%	02/15/2017	N/A	516,009
400,000	Shell International Finance BV (Netherlands)	AA	5.20%	03/22/2017	N/A	474,239
670,000	Statoil ASA (Norway)	AA-	3.13%	08/17/2017	N/A	735,796
550,000	Total Capital International SA (France)	AA-	1.50%	02/17/2017	N/A	559,291
800,000	Total Capital International SA (France)	AA-	1.55%	06/28/2017	N/A	813,822
532,000	Valero Energy Corp.	BBB	6.13%	06/15/2017	N/A	633,826
						8,893,641

	Oil & Gas Services - 0.1%
120,000	Weatherford International, Inc.	BBB	6.35%	06/15/2017	N/A	139,137

	Pharmaceuticals - 4.9%
922,000	Abbott Laboratories	AA	5.60%	11/30/2017	N/A	1,131,841
1,082,000	AstraZeneca PLC (United Kingdom)	AA-	5.90%	09/15/2017	N/A	1,327,428
870,000	Eli Lilly & Co.	AA-	5.20%	03/15/2017	N/A	1,027,834
700,000	GlaxoSmithKline Capital PLC (United Kingdom)	A+	1.50%	05/08/2017	N/A	714,934
746,000	Johnson & Johnson	AAA	5.55%	08/15/2017	N/A	912,443
70,000	McKesson Corp.	A-	5.70%	03/01/2017	N/A	82,240
800,000	Merck & Co., Inc.	AA	6.00%	09/15/2017	N/A	990,635
500,000	Wyeth, LLC	AA	5.45%	04/01/2017	N/A	597,627
						6,784,982

	Pipelines - 1.2%
520,000	Enterprise Products Operating, LLC, Series L	BBB	6.30%	09/15/2017	N/A	629,962
350,000	Kinder Morgan Energy Partners LP	BBB	6.00%	02/01/2017	N/A	407,734
500,000	Williams Partners, LP / Williams Partners Finance Corp.	BBB	7.25%	02/01/2017	N/A	606,303
						1,643,999

	Real Estate Investment Trusts - 2.2%
300,000	American Tower Corp.	BB+	7.00%	10/15/2017	N/A	357,040
600,000	ERP Operating, LP	BBB+	5.75%	06/15/2017	N/A	707,639
570,000	HCP, Inc.	BBB	6.00%	01/30/2017	N/A	651,061
400,000	Simon Property Group, LP	A-	2.80%	01/30/2017	10/30/16 @ 100	419,842
350,000	Simon Property Group, LP	A-	5.88%	03/01/2017	12/01/16 @ 100	412,676
500,000	Simon Property Group, LP	A-	2.15%	09/15/2017	06/15/17 @ 100	514,669
						3,062,927

	Retail - 3.8%
527,000	Costco Wholesale Corp.	A+	5.50%	03/15/2017	N/A	636,571
1,099,000	CVS Caremark Corp.	BBB+	5.75%	06/01/2017	N/A	1,322,849
290,000	Darden Restaurants, Inc.	BBB	6.20%	10/15/2017	N/A	337,804
500,000	Kohl's Corp.	BBB+	6.25%	12/15/2017	N/A	609,756
500,000	Lowe's Cos., Inc.	A-	1.63%	04/15/2017	03/15/17 @ 100	509,532
380,000	McDonald's Corp.	A	5.80%	10/15/2017	N/A	467,181
300,000	Starbucks Corp.	A-	6.25%	08/15/2017	N/A	364,416
300,000	Target Corp.	A+	5.38%	05/01/2017	N/A	359,051
608,000	Wal-Mart Stores, Inc.	AA	5.38%	04/05/2017	N/A	727,070
						5,334,230

	Software - 0.3%
370,000	Fiserv, Inc.	BBB-	6.80%	11/20/2017	N/A	442,972

	Telecommunications - 3.2%
570,000	AT&T, Inc.	A-	1.60%	02/15/2017	N/A	585,046
500,000	AT&T, Inc.	A-	1.70%	06/01/2017	N/A	514,952
300,000	CenturyLink, Inc., Series N	BB	6.00%	04/01/2017	N/A	329,270
500,000	Cisco Systems, Inc.	A+	3.15%	03/14/2017	N/A	549,487
100,000	Qwest Corp.	BBB-	6.50%	06/01/2017	N/A	116,488
500,000	Telefonica Emisiones SAU (Spain)	BBB	6.22%	07/03/2017	N/A	510,000
459,000	Verizon Communications, Inc.	A-	5.50%	04/01/2017	N/A	548,510
681,000	Vodafone Group PLC (United Kingdom)	A-	5.63%	02/27/2017	N/A	808,278
500,000	Vodafone Group PLC (United Kingdom)	A-	1.63%	03/20/2017	N/A	510,228
						4,472,259

	Transportation - 0.8%
330,000	Burlington Northern Santa Fe, LLC	BBB+	5.65%	05/01/2017	N/A	393,596
500,000	Norfolk Southern Corp.	BBB+	7.70%	05/15/2017	N/A	634,430
						1,028,026

	Water - 0.4%
495,000	American Water Capital Corp.	BBB+	6.09%	10/15/2017	N/A	589,773

	Total Corporate Bonds - 98.5%
	(Cost $131,082,495)					136,862,824

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 0.5%
629,280	BNY Mellon Securities Lending Overnight Fund, 0.1928%(b) (c)					629,280
	(Cost $629,280)

	Total Investments - 99.0%
	(Cost $131,711,775)					137,492,104
	Other Assets in excess of Liabilities - 1.0%					1,457,968
	Net Assets - 100.0%					$ 138,950,072

AB - Stock Company
AG - Stock Corporation
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
*** Less than 0.1%.
(a) Security, or portion thereof, was on loan at August 31, 2012.
(b) At August 31, 2012, the total market value of the Fund's securities on loan was $613,446 and the total market value of the collateral held by the Fund was $629,280.
(c) Interest rate shown reflects yield as of August 31, 2012.

See previously submitted notes to financial statements for the period ended May 31, 2012.

Country Allocation****
United States	84.7%
United Kingdom	4.6%
Canada	2.5%
Germany	1.6%
Netherlands	1.4%
Switzerland	1.3%
France	1.0%
Luxembourg	0.9%
Japan	0.6%
Norway	0.5%
Sweden	0.5%
Spain	0.4%
**** Subject to change daily. Based on total corporate bonds.

At August 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$131,711,775	$5,816,866	$(36,537)	$5,780,329

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at August 31, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$136,863	$-	$136,863
Investments of Collateral for Securities Loaned	629	-	-	629
Total	$629	$136,863	$-	$137,492
During the three months ended August 31, 2012, there were no transfers between levels.

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF
Portfolio of Investments
August 31, 2012 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 97.4%
	Agriculture - 4.7%
$200,000	Altria Group, Inc.	BBB	9.70%	11/10/2018	N/A	$287,466
70,000	Archer-Daniels-Midland Co.	A	5.45%	03/15/2018	N/A	84,357
175,000	Philip Morris International, Inc.	A	5.65%	05/16/2018	N/A	214,161
						585,984

	Banks - 14.3%
200,000	Bank of America Corp., Series MTNL	A-	5.65%	05/01/2018	N/A	223,708
175,000	Citigroup, Inc.	A-	6.13%	05/15/2018	N/A	203,201
100,000	Credit Suisse New York (Switzerland)	BBB+	6.00%	02/15/2018	N/A	111,183
60,000	Fifth Third Bancorp	BBB-	4.50%	06/01/2018	N/A	65,166
150,000	Goldman Sachs Group, Inc.	A-	5.95%	01/18/2018	N/A	168,918
225,000	Goldman Sachs Group, Inc.	A-	6.15%	04/01/2018	N/A	256,136
275,000	JPMorgan Chase & Co.	A	6.00%	01/15/2018	N/A	328,906
200,000	Morgan Stanley, Series MTN	A-	6.63%	04/01/2018	N/A	221,128
100,000	UBS AG, Series BKNT (Switzerland)	A	5.75%	04/25/2018	N/A	115,781
75,000	Wachovia Corp., Series MTN	A+	5.75%	02/01/2018	N/A	90,138
						1,784,265

	Beverages - 3.5%
60,000	Coca-Cola Co.	A+	1.65%	03/14/2018	N/A	62,218
200,000	PepsiCo, Inc.	A-	5.00%	06/01/2018	N/A	237,593
100,000	PepsiCo, Inc.	A-	7.90%	11/01/2018	N/A	135,646
						435,457

	Chemicals - 2.9%
130,000	CF Industries, Inc.	BBB-	6.88%	05/01/2018	N/A	157,625
50,000	Dow Chemical Co.	BBB	5.70%	05/15/2018	N/A	60,170
110,000	EI du Pont de Nemours & Co.	A	6.00%	07/15/2018	N/A	138,567
						356,362

	Computers - 2.8%
130,000	Computer Sciences Corp.	BBB	6.50%	03/15/2018	N/A	146,412
150,000	International Business Machines Corp.	AA-	7.63%	10/15/2018	N/A	203,212
						349,624

	Diversified Financial Services - 13.7%
75,000	American Express Co.	BBB+	7.00%	03/19/2018	N/A	95,276
250,000	Associates Corp. of North America	A-	6.95%	11/01/2018	N/A	295,671
40,000	Bear Stearns Cos., LLC	A	7.25%	02/01/2018	N/A	49,956
300,000	Ford Motor Credit Co., LLC	BB+	5.00%	05/15/2018	N/A	323,635
225,000	General Electric Capital Corp.	AA+	5.63%	05/01/2018	N/A	266,783
100,000	John Deere Capital Corp., Series MTN	A	5.75%	09/10/2018	N/A	123,688
275,000	Merrill Lynch & Co., Inc., Series MTN	A-	6.88%	04/25/2018	N/A	321,152
100,000	Merrill Lynch & Co., Inc.	A-	6.88%	11/15/2018	N/A	116,570
24,000	National Rural Utilities Cooperative Finance Corp.	A+	10.38%	11/01/2018	N/A	35,299
75,000	SLM Corp., Series MTN	BBB-	8.45%	06/15/2018	N/A	87,000
						1,715,030

	Electric - 3.5%
20,000	Commonwealth Edison	A-	5.80%	03/15/2018	N/A	24,495
70,000	Consolidated Edison Co. of New York, Inc., Series 08-A	A-	5.85%	04/01/2018	N/A	86,798
100,000	Dominion Resources, Inc.	A-	6.40%	06/15/2018	N/A	124,741
50,000	MidAmerican Energy Holdings Co.	BBB+	5.75%	04/01/2018	N/A	60,329
70,000	NiSource Finance Corp.	BBB-	6.40%	03/15/2018	N/A	83,882
50,000	Northern States Power Co.	A	5.25%	03/01/2018	N/A	60,099
						440,344

	Electronics - 1.7%
60,000	Honeywell International, Inc.	A	5.30%	03/01/2018	N/A	73,055
120,000	Royal Philips Electronics NV (Netherlands)	A-	5.75%	03/11/2018	N/A	144,698
						217,753

	Food - 1.5%
75,000	Kraft Foods, Inc.	BBB-	6.13%	02/01/2018	N/A	91,364
80,000	Kraft Foods, Inc.	BBB-	6.13%	08/23/2018	N/A	99,069
						190,433

	Forest Products & Paper - 0.6%
60,000	International Paper Co.	BBB	7.95%	06/15/2018	N/A	77,513

	Health Care Services - 1.0%
100,000	UnitedHealth Group, Inc.	A-	6.00%	02/15/2018	N/A	123,423

	Insurance - 7.3%
100,000	American International Group, Inc., Series MTN	A-	5.85%	01/16/2018	N/A	114,888
250,000	American International Group, Inc.	A-	8.25%	08/15/2018	N/A	316,174
75,000	Berkshire Hathaway Finance Corp.	AA+	5.40%	05/15/2018	N/A	90,575
60,000	Chubb Corp.	A+	5.75%	05/15/2018	N/A	74,300
100,000	Hartford Financial Services Group, Inc.	BBB	6.30%	03/15/2018	N/A	114,003
100,000	MetLife, Inc., Series A	A-	6.82%	08/15/2018	N/A	125,196
60,000	Travelers Cos., Inc.	A	5.80%	05/15/2018	N/A	73,983
						909,119

	Iron & Steel - 1.2%
150,000	ArcelorMittal (Luxembourg)	BB+	6.13%	06/01/2018	N/A	149,053

	Media - 4.2%
100,000	Comcast Corp.	BBB+	5.88%	02/15/2018	N/A	121,315
100,000	Comcast Corp.	BBB+	5.70%	05/15/2018	N/A	121,120
100,000	Historic TW, Inc.	BBB	6.88%	06/15/2018	N/A	125,893
50,000	Thomson Reuters Corp. (Canada)	A-	6.50%	07/15/2018	N/A	62,501
75,000	Time Warner Cable, Inc.	BBB	6.75%	07/01/2018	N/A	93,956
						524,785

	Office & Business Equipment - 0.6%
60,000	Xerox Corp.	BBB-	6.35%	05/15/2018	N/A	70,336

	Oil & Gas - 3.9%
70,000	Marathon Oil Corp.	BBB	5.90%	03/15/2018	N/A	83,763
200,000	Petro-Canada (Canada)	BBB+	6.05%	05/15/2018	N/A	244,074
75,000	Suncor, Inc. (Canada)	BBB+	6.10%	06/01/2018	N/A	91,852
60,000	Transocean, Inc. (Cayman Islands)	BBB-	6.00%	03/15/2018	N/A	69,562
						489,251

	Oil & Gas Services - 1.1%
100,000	Baker Hughes, Inc.	A	7.50%	11/15/2018	N/A	134,848

	Pharmaceuticals - 4.6%
50,000	Bristol-Myers Squibb Co.	A+	5.45%	05/01/2018	N/A	60,904
100,000	GlaxoSmithKline Capital, Inc.	A+	5.65%	05/15/2018	N/A	122,980
100,000	Johnson & Johnson	AAA	5.15%	07/15/2018	N/A	123,037
60,000	Medco Health Solutions, Inc.	BBB+	7.13%	03/15/2018	N/A	75,432
150,000	Pharmacia Corp.	AA	6.50%	12/01/2018	N/A	191,294
						573,647

	Pipelines - 1.3%
20,000	Kinder Morgan Energy Partners, LP	BBB	5.95%	02/15/2018	N/A	23,814
70,000	Plains All American Pipeline, LP / PAA Finance Corp	BBB	6.50%	05/01/2018	N/A	85,744
40,000	TransCanada PipeLines Ltd. (Canada)	A-	6.50%	08/15/2018	N/A	50,008
						159,566

	Real Estate Investment Trusts - 3.5%
100,000	Boston Properties, LP	A-	3.70%	11/15/2018	08/15/18 @ 100	106,212
80,000	HCP, Inc., Series MTN	BBB	6.70%	01/30/2018	N/A	95,043
100,000	ProLogis, LP	BBB-	6.63%	05/15/2018	N/A	118,532
100,000	Simon Property Group, LP	A-	6.13%	05/30/2018	N/A	121,264
						441,051

	Retail - 2.1%
70,000	McDonald's Corp., Series MTN	A	5.35%	03/01/2018	N/A	84,919
70,000	Nordstrom, Inc.	A-	6.25%	01/15/2018	N/A	85,198
70,000	Wal-Mart Stores, Inc.	AA	5.80%	02/15/2018	N/A	87,243
						257,360

	Semiconductors - 0.6%
60,000	KLA-Tencor Corp.	BBB	6.90%	05/01/2018	N/A	72,215

	Software - 1.1%
110,000	Oracle Corp.	A+	5.75%	04/15/2018	N/A	136,116

	Telecommunications - 11.1%
75,000	AT&T, Inc.	A-	5.50%	02/01/2018	N/A	90,942
300,000	AT&T, Inc.	A-	5.60%	05/15/2018	N/A	368,491
100,000	British Telecommunications PLC (United Kingdom)	BBB	5.95%	01/15/2018	N/A	119,462
100,000	Cellco Partnership / Verizon Wireless Capital, LLC	A-	8.50%	11/15/2018	N/A	140,078
100,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	6.75%	08/20/2018	N/A	123,936
100,000	Rogers Communications, Inc. (Canada)	BBB	6.80%	08/15/2018	N/A	125,545
100,000	Verizon Communications, Inc.	A-	5.50%	02/15/2018	N/A	121,931
60,000	Verizon Communications, Inc.	A-	6.10%	04/15/2018	N/A	75,045
75,000	Verizon Communications, Inc.	A-	8.75%	11/01/2018	N/A	105,329
100,000	Virgin Media Secured Finance PLC (United Kingdom)	BBB-	6.50%	01/15/2018	01/15/14 @ 103	109,500
						1,380,259

	Transportation - 4.1%
300,000	Burlington Northern Santa Fe, LLC	BBB+	5.75%	03/15/2018	N/A	362,563
120,000	CSX Corp.	BBB	6.25%	03/15/2018	N/A	146,824
						509,387

	Water - 0.5%
50,000	Veolia Environnement SA (France)	BBB+	6.00%	06/01/2018	N/A	57,817

	Total Corporate Bonds - 97.4%
	(Cost $11,829,728)					12,140,998

	Total Investments - 97.4%
	(Cost $11,829,728)					12,140,998
	Other Assets in excess of Liabilities - 2.6%					324,609
	Net Assets - 100.0%					$ 12,465,607

AG - Stock Corporation
BV – Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

See previously submitted notes to financial statements for the period ended May 31, 2012.

Country Allocation***
United States	87.0%
Canada	4.7%
Netherlands	2.2%
United Kingdom	1.9%
Switzerland	1.9%
Luxembourg	1.2%
Caymand Islands	0.6%
France	0.5%

*** Subject to change daily. Based on total corporate bonds.

At August 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$11,829,728	$311,270	$-	$311,270

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at August 31, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$12,141	$-	$12,141
Total	$-	$12,141	$-	$12,141

During the three months ended August 31, 2012, there were no transfers between levels.

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF
Portfolio of Investments
August 31, 2012 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 97.3%
	Aerospace & Defense - 4.6%
$100,000	Boeing Co.	A	6.00%	03/15/2019	N/A	$126,260
100,000	Lockheed Martin Corp.	A-	4.25%	11/15/2019	N/A	112,593
150,000	United Technologies Corp.	A	6.13%	02/01/2019	N/A	188,993
						427,846

	Agriculture - 3.7%
150,000	Altria Group, Inc.	BBB	9.25%	08/06/2019	N/A	214,093
100,000	Lorillard Tobacco Co.	BBB-	8.13%	06/23/2019	N/A	128,544
						342,637

	Banks - 14.7%
100,000	Bank of America Corp.	A-	7.63%	06/01/2019	N/A	122,290
200,000	Barclays Bank PLC (United Kingdom)	A+	6.75%	05/22/2019	N/A	234,556
150,000	Citigroup, Inc.	A-	8.50%	05/22/2019	N/A	192,151
100,000	Credit Suisse New York (Switzerland)	A+	5.30%	08/13/2019	N/A	117,470
150,000	Goldman Sachs Group, Inc.	A-	7.50%	02/15/2019	N/A	180,143
150,000	JPMorgan Chase & Co.	A	6.30%	04/23/2019	N/A	183,320
100,000	Morgan Stanley	A-	7.30%	05/13/2019	N/A	112,944
100,000	Morgan Stanley, Series MTN	A-	5.63%	09/23/2019	N/A	103,629
100,000	National City Corp.	BBB+	6.88%	05/15/2019	N/A	123,829
						1,370,332

	Beverages - 4.8%
150,000	Anheuser-Busch InBev Worldwide, Inc.	A	7.75%	01/15/2019	N/A	201,922
100,000	Anheuser-Busch InBev Worldwide, Inc.	A	6.88%	11/15/2019	N/A	132,287
100,000	Bottling Group, LLC	A	5.13%	01/15/2019	N/A	119,379
						453,588

	Chemicals - 2.6%
150,000	Dow Chemical Co.	BBB	8.55%	05/15/2019	N/A	202,758
30,000	Lubrizol Corp.	AA+	8.88%	02/01/2019	N/A	41,882
						244,640

	Cosmetics & Personal Care - 1.0%
80,000	Procter & Gamble Co.	AA-	4.70%	02/15/2019	N/A	95,084

	Diversified Financial Services - 6.5%
150,000	American Express Co.	BBB+	8.13%	05/20/2019	N/A	203,477
150,000	General Electric Capital Corp., Series GMTN	AA+	6.00%	08/07/2019	N/A	182,346
100,000	International Lease Finance Corp.	BBB-	6.25%	05/15/2019	N/A	105,000
100,000	Jefferies Group, Inc.	BBB	8.50%	07/15/2019	N/A	114,750
						605,573

	Electric - 4.0%
100,000	Dominion Resources, Inc.	A-	8.88%	01/15/2019	N/A	137,207
100,000	Exelon Generation Co., LLC	BBB	5.20%	10/01/2019	N/A	112,987
100,000	Progress Energy Carolina	A	5.30%	01/15/2019	N/A	121,091
						371,285

	Electronics - 1.3%
100,000	Honeywell International, Inc.	A	5.00%	02/15/2019	N/A	120,006

	Environmental Control - 1.3%
100,000	Republic Services, Inc.	BBB	5.50%	09/15/2019	N/A	118,602

	Food - 1.3%
100,000	General Mills, Inc.	BBB+	5.65%	02/15/2019	N/A	121,035

	Forest Products & Paper - 2.2%
150,000	International Paper Co.	BBB	9.38%	05/15/2019	N/A	203,579

	Health Care Products - 1.3%
100,000	Carefusion Corp.	BBB	6.38%	08/01/2019	N/A	120,297

	Insurance - 5.6%
100,000	Aflac, Inc.	A-	8.50%	05/15/2019	N/A	134,432
100,000	Allstate Corp.	A-	7.45%	05/16/2019	N/A	131,004
100,000	MetLife, Inc.	A-	7.72%	02/15/2019	N/A	130,119
100,000	Prudential Financial, Inc., Series MTND	A	7.38%	06/15/2019	N/A	126,027
						521,582

	Media - 4.8%
100,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	5.88%	10/01/2019	N/A	117,722
100,000	Time Warner Cable, Inc.	BBB	8.75%	02/14/2019	N/A	135,556
150,000	Time Warner Cable, Inc.	BBB	8.25%	04/01/2019	N/A	200,477
						453,755

	Mining - 1.1%
100,000	Alcoa, Inc.	BBB-	5.72%	02/23/2019	N/A	107,372

	Oil & Gas - 13.1%
100,000	BP Capital Markets PLC (United Kingdom)	A	4.75%	03/10/2019	N/A	116,266
150,000	Chevron Corp.	AA	4.95%	03/03/2019	N/A	182,965
80,000	ConocoPhillips	A	5.75%	02/01/2019	N/A	99,373
100,000	Hess Corp.	BBB	8.13%	02/15/2019	N/A	130,655
100,000	Husky Energy, Inc. (Canada)	BBB+	7.25%	12/15/2019	N/A	127,684
100,000	Noble Energy, Inc.	BBB	8.25%	03/01/2019	N/A	129,456
150,000	Shell International Finance BV (Netherlands)	AA	4.30%	09/22/2019	N/A	175,603
100,000	Talisman Energy, Inc. (Canada)	BBB	7.75%	06/01/2019	N/A	126,418
100,000	Valero Energy Corp.	BBB	9.38%	03/15/2019	N/A	133,957
						1,222,377

	Oil & Gas Services - 1.4%
100,000	Weatherford International Ltd. (Bermuda)	BBB	9.63%	03/01/2019	N/A	130,941

	Pharmaceuticals - 4.0%
150,000	Merck & Co., Inc.	AA	5.00%	06/30/2019	N/A	181,655
150,000	Pfizer, Inc.	AA	6.20%	03/15/2019	N/A	192,193
						373,848

	Pipelines - 0.8%
60,000	TransCanada PipeLines Ltd. (Canada)	A-	7.13%	01/15/2019	N/A	77,661

	Real Estate Investment Trusts - 2.8%
100,000	Boston Properties, LP	A-	5.88%	10/15/2019	N/A	118,440
100,000	Simon Property Group, LP	A-	10.35%	04/01/2019	N/A	143,252
						261,692

	Retail - 2.0%
100,000	CVS Caremark Corp.	BBB+	6.60%	03/15/2019	N/A	128,099
50,000	Walgreen Co.	BBB	5.25%	01/15/2019	N/A	58,173
						186,272

	Software - 3.2%
100,000	Microsoft Corp.	AAA	4.20%	06/01/2019	N/A	117,748
150,000	Oracle Corp.	A+	5.00%	07/08/2019	N/A	181,214
						298,962

	Telecommunications - 7.9%
150,000	AT&T, Inc.	A-	5.80%	02/15/2019	N/A	185,956
100,000	France Telecom SA (France)	A-	5.38%	07/08/2019	N/A	116,077
100,000	Nokia Corp. (Finland)	BB-	5.38%	05/15/2019	N/A	84,720
100,000	Telecom Italia Capital SA (Luxembourg)	BBB	7.18%	06/18/2019	N/A	105,000
100,000	Verizon Communications, Inc.	A-	6.35%	04/01/2019	N/A	127,807
100,000	Vodafone Group PLC (United Kingdom)	A-	5.45%	06/10/2019	N/A	121,805
						741,365

	Transportation - 1.3%
100,000	United Parcel Service, Inc.	AA-	5.13%	04/01/2019	N/A	121,779

	Total Corporate Bonds - 97.3%
	(Cost $8,782,197)					9,092,110

	Total Investments - 97.3%
	(Cost $8,782,197)					9,092,110
	Other Assets in excess of Liabilities - 2.7%					249,231
	Net Assets - 100.0%					$9,341,341

BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SA - Corporation

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

See previously submitted notes to financial statements for the period ended May 31, 2012.

Country Allocation***
United States	83.1%
United Kingdom	5.2%
Canada	3.7%
Netherlands	1.9%
Bermuda	1.4%
Switzerland	1.3%
France	1.3%
Luxembourg	1.2%
Finland	0.9%

*** Subject to change daily. Based on total corporate bonds.

At August 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$8,782,197	$325,627	$(15,714)	$309,913

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at August 31, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$9,092	$-	$9,092
Total	$-	$9,092	$-	$9,092
During the three months ended August 31, 2012, there were no transfers between levels.

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF
Portfolio of Investments
August 31, 2012 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 97.7%
	Advertising - 2.2%
$250,000	Omnicom Group, Inc.	BBB+	4.45%	08/15/2020	N/A	$278,114

	Aerospace & Defense - 5.0%
100,000	Boeing Co.	A	4.88%	02/15/2020	N/A	121,590
200,000	L-3 Communications Corp.	BBB-	4.75%	07/15/2020	N/A	218,951
100,000	Raytheon Co.	A-	3.13%	10/15/2020	N/A	107,705
150,000	United Technologies Corp.	A	4.50%	04/15/2020	N/A	177,655
						625,901

	Agriculture - 1.9%
100,000	Lorillard Tobacco Co.	BBB-	6.88%	05/01/2020	N/A	122,730
100,000	Philip Morris International, Inc.	A	4.50%	03/26/2020	N/A	116,861
						239,591

	Banks - 22.1%
200,000	Bank of America Corp.	A-	5.63%	07/01/2020	N/A	222,094
150,000	Barclays Bank PLC (United Kingdom)	A+	5.13%	01/08/2020	N/A	162,248
100,000	Barclays Bank PLC (United Kingdom)	BBB+	5.14%	10/14/2020	N/A	101,005
150,000	Citigroup, Inc.	A-	5.38%	08/09/2020	N/A	168,025
140,000	Credit Suisse (Switzerland)	BBB+	5.40%	01/14/2020	N/A	150,923
150,000	Goldman Sachs Group, Inc.	A-	5.38%	03/15/2020	N/A	161,901
150,000	Goldman Sachs Group, Inc.	A-	6.00%	06/15/2020	N/A	168,089
250,000	HSBC Bank USA NA	A	4.88%	08/24/2020	N/A	265,899
100,000	HSBC USA, Inc.	A-	5.00%	09/27/2020	N/A	105,720
100,000	JPMorgan Chase & Co.	A	4.95%	03/25/2020	N/A	114,712
150,000	JPMorgan Chase & Co.	A	4.40%	07/22/2020	N/A	166,555
200,000	JPMorgan Chase & Co.	A	4.25%	10/15/2020	N/A	220,337
100,000	Morgan Stanley, Series GMTN	A-	5.50%	01/26/2020	N/A	102,573
100,000	Morgan Stanley	A-	5.50%	07/24/2020	N/A	102,976
150,000	PNC Funding Corp.	A-	5.13%	02/08/2020	N/A	177,781
100,000	Royal Bank of Scotland PLC (United Kingdom)	A	5.63%	08/24/2020	N/A	109,655
250,000	UBS AG, Series BKNT (Switzerland)	A	4.88%	08/04/2020	N/A	279,297
						2,779,790

	Beverages - 5.6%
150,000	Anheuser-Busch InBev Worldwide, Inc.	A	5.38%	01/15/2020	N/A	183,476
130,000	Anheuser-Busch InBev Worldwide, Inc.	A	5.00%	04/15/2020	N/A	156,510
100,000	Coca-Cola Co.	A+	3.15%	11/15/2020	N/A	109,146
130,000	PepsiCo, Inc.	A-	4.50%	01/15/2020	N/A	152,065
100,000	PepsiCo, Inc.	A-	3.13%	11/01/2020	N/A	108,055
						709,252

	Biotechnology - 1.4%
100,000	Amgen, Inc.	A+	3.45%	10/01/2020	N/A	104,834
60,000	Life Technologies Corp.	BBB	6.00%	03/01/2020	N/A	71,603
						176,437

	Chemicals - 3.7%
150,000	Dow Chemical Co.	BBB	4.25%	11/15/2020	08/15/20 @ 100	165,679
100,000	El du Pont de Nemours & Co.	A	4.63%	01/15/2020	N/A	117,824
150,000	Potash Corp of Saskatchewan, Inc. (Canada)	A-	4.88%	03/30/2020	N/A	175,693
						459,196

	Computers - 0.8%
100,000	Hewlett-Packard Co.	BBB+	3.75%	12/01/2020	N/A	98,345

	Diversified Financial Services - 8.2%
100,000	Aon Corp.	BBB+	5.00%	09/30/2020	N/A	114,797
100,000	Ford Motor Credit Co. LLC	BB+	8.13%	01/15/2020	N/A	124,191
150,000	General Electric Capital Corp.	AA+	5.50%	01/08/2020	N/A	177,819
100,000	General Electric Capital Corp., Series MTN	AA+	4.38%	09/16/2020	N/A	111,199
100,000	General Electric Capital Corp., Series MTN	AA+	5.55%	05/04/2020	N/A	119,854
100,000	International Lease Finance Corp.	BBB-	8.25%	12/15/2020	N/A	117,364
250,000	NASDAQ OMX Group, Inc.	BBB	5.55%	01/15/2020	N/A	268,101
						1,033,325

	Electric - 2.7%
150,000	Constellation Energy Group, Inc.	BBB-	5.15%	12/01/2020	09/01/20 @ 100	173,527
150,000	Pacific Gas & Electric	BBB	3.50%	10/01/2020	07/01/20 @ 100	166,252
						339,779

	Food - 2.8%
100,000	Kellogg Co.	BBB+	4.00%	12/15/2020	N/A	112,845
200,000	Kraft Foods, Inc.	BBB-	5.38%	02/10/2020	N/A	240,754
						353,599

	Health Care Products - 1.8%
100,000	Becton Dickinson and Co.	A+	3.25%	11/12/2020	N/A	108,941
100,000	Boston Scientific Corp.	BBB-	6.00%	01/15/2020	N/A	119,767
						228,708

	Insurance - 2.3%
100,000	American International Group, Inc.	A-	6.40%	12/15/2020	N/A	119,034
100,000	Prudential Financial, Inc.	A	5.38%	06/21/2020	N/A	115,733
50,000	Travelers Cos., Inc.	A	3.90%	11/01/2020	N/A	56,164
						290,931

	Internet - 0.9%
100,000	Expedia, Inc.	BBB-	5.95%	08/15/2020	N/A	109,680

	Media - 5.6%
100,000	Comcast Corp.	BBB+	5.15%	03/01/2020	N/A	119,216
50,000	DIRECTV Holdings LLC/DIRECTV Finance Co., Inc.	BBB	5.20%	03/15/2020	N/A	56,544
100,000	Discovery Communications LLC	BBB	5.05%	06/01/2020	N/A	116,783
150,000	NBCUniversal Media LLC	BBB+	5.15%	04/30/2020	N/A	177,322
100,000	Time Warner Cable, Inc.	BBB	5.00%	02/01/2020	N/A	115,868
100,000	Time Warner, Inc.	BBB	4.88%	03/15/2020	N/A	115,627
						701,360

	Mining - 1.0%
120,000	Alcoa, Inc.	BBB-	6.15%	08/15/2020	N/A	130,449

	Oil & Gas - 5.6%
150,000	BP Capital Markets PLC (United Kingdom)	A	4.50%	10/01/2020	N/A	174,812
50,000	ConocoPhillips	A	6.00%	01/15/2020	N/A	63,672
150,000	Shell International Finance BV (Netherlands)	AA	4.38%	03/25/2020	N/A	176,964
150,000	Total Capital SA (France)	AA-	4.45%	06/24/2020	N/A	175,043
100,000	Transocean, Inc. (Cayman Islands)	BBB-	6.50%	11/15/2020	N/A	119,726
						710,217

	Oil & Gas Services - 0.9%
100,000	Weatherford International Ltd. (Bermuda)	BBB	5.13%	09/15/2020	N/A	108,823

	Pharmaceuticals - 5.5%
100,000	Abbott Laboratories	AA	4.13%	05/27/2020	N/A	115,626
250,000	Cardinal Health, Inc.	A-	4.63%	12/15/2020	N/A	285,725
250,000	Novartis Capital Corp.	AA-	4.40%	04/24/2020	N/A	295,570
						696,921

	Pipelines - 4.8%
100,000	Enterprise Products Operating LLC	BBB	5.20%	09/01/2020	N/A	117,483
250,000	Kinder Morgan Energy Partners, LP	BBB	6.85%	02/15/2020	N/A	311,175
150,000	Williams Partners, LP	BBB	5.25%	03/15/2020	N/A	172,833
						601,491

	Real Estate Investment Trusts - 5.0%
150,000	Boston Properties, LP	A-	5.63%	11/15/2020	08/15/20 @ 100	176,768
250,000	ProLogis, LP	BBB-	6.88%	03/15/2020	12/16/19 @ 100	300,862
120,000	Simon Property Group, LP	A-	5.65%	02/01/2020	11/01/19 @ 100	144,615
						622,245

	Retail - 4.9%
100,000	Autozone, Inc.	BBB	4.00%	11/15/2020	08/15/20 @ 100	108,979
50,000	Home Depot, Inc.	A-	3.95%	09/15/2020	06/15/20 @ 100	57,247
100,000	Target Corp.	A+	3.88%	07/15/2020	N/A	113,672
150,000	Wal-Mart Stores, Inc.	AA	3.63%	07/08/2020	N/A	169,027
150,000	Wal-Mart Stores, Inc.	AA	3.25%	10/25/2020	N/A	165,709
						614,634

	Software - 0.9%
100,000	Adobe Systems, Inc.	BBB+	4.75%	02/01/2020	N/A	112,694

	Telecommunications - 2.1%
150,000	Cisco Systems, Inc.	A+	4.45%	01/15/2020	N/A	175,957
90,000	Telefonica Emisiones SAU (Spain)	BBB	5.13%	04/27/2020	N/A	82,462
						258,419
	Total Corporate Bonds - 97.7%
	(Cost $11,860,883)					12,279,901
	Other Assets in excess of Liabilities - 2.3%					289,305
	Net Assets - 100.0%					$ 12,569,206

AG - Stock Corporation
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

See previously submitted notes to financial statements for the period ended May 31, 2012.

Country Allocation**
United States	85.2%
United Kingdom	4.5%
Switzerland	3.5%
Netherlands	1.4%
Canada	1.4%
France	1.4%
Cayman Islands	1.0%
Bermuda	0.9%
Spain	0.7%
** Subject to change daily. Based on total corporate bonds.

At August 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$11,860,883	$426,238	$(7,220)	$419,018

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at August 31, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$12,280	$-	$12,280
Total	$-	$12,280	$-	$12,280

During the three months ended August 31, 2012, there were no transfers between levels.

BSJC Guggenheim BulletShares 2012 High Yield Corporate Bond ETF
Portfolio of Investments
August 31, 2012 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 56.4%
	Aerospace & Defense - 1.5%
$1,000,000	Sequa Corp.(a)	CCC+	11.75%	12/01/2015	12/01/12 @ 103	$1,055,000

	Airlines - 1.6%
700,000	Air Canada (Canada)(a)	B+	9.25%	08/01/2015	08/01/13 @ 105	719,250
399,000	American Airlines, Inc.(b)	NR	10.50%	10/15/2012	N/A	444,885
						1,164,135

	Banks - 0.6%
437,000	Ally Financial, Inc., Series SMN	B+	7.00%	10/15/2012	N/A	437,002

	Chemicals - 1.4%
1,000,000	Momentive Performance Materials, Inc.	CC	12.50%	06/15/2014	12/15/12 @ 103	1,036,250

	Commercial Services - 1.4%
950,000	Laureate Education, Inc.(a)	CCC+	12.75%	08/15/2017	08/15/13 @ 104	1,008,187

	Computers - 3.0%
2,100,000	SunGard Data Systems, Inc.	B-	10.25%	08/15/2015	08/15/13 @ 100	2,155,125

	Diversified Financial Services - 4.8%
2,000,000	E*TRADE Financial Corp.	B-	12.50%	11/30/2017	11/30/12 @ 113	2,292,500
200,000	International Lease Finance Corp.(c)	BBB-	5.00%	09/15/2012	N/A	201,240
200,000	Springleaf Finance Corp., Series MTN	CCC	5.90%	09/15/2012	N/A	200,650
750,000	Springleaf Finance Corp., Series MTNH	CCC	5.38%	10/01/2012	N/A	751,125
						3,445,515

	Health Care Products - 8.3%
1,100,000	Bausch & Lomb, Inc.	B	9.88%	11/01/2015	11/01/12 @ 102	1,145,375
1,600,000	Biomet, Inc.	B-	10.00%	10/15/2017	10/15/12 @ 105	1,701,000
2,850,000	Biomet, Inc.	B-	11.63%	10/15/2017	10/15/12 @ 106	3,060,188
						5,906,563

	Health Care Services - 2.9%
2,067,000	HCA, Inc.	B-	6.30%	10/01/2012	N/A	2,077,852

	Household Products & Housewares - 2.4%
1,500,000	Jarden Corp.	B	7.50%	05/01/2017	N/A	1,715,625

	Iron & Steel - 0.7%
500,000	Steel Dynamics, Inc.	BB+	7.38%	11/01/2012	N/A	506,250

	Leisure Time - 2.1%
900,000	Brunswick Corp.(a)	BB-	11.25%	11/01/2016	11/01/13 @ 106	1,046,250
400,000	Easton-Bell Sports, Inc.	B-	9.75%	12/01/2016	12/01/12 @ 107	437,500
						1,483,750

	Lodging - 3.1%
2,208,000	MGM Resorts International	B-	6.75%	09/01/2012	N/A	2,208,000

	Media - 8.9%
500,113	CCH II, LLC	B	13.50%	11/30/2016	11/30/12 @ 107	548,874
4,300,000	Clear Channel Worldwide Holdings, Inc., Series B	B	9.25%	12/15/2017	12/15/12 @ 107	4,692,375
1,000,000	Clear Channel Worldwide Holdings, Inc.	B	9.25%	12/15/2017	12/15/12 @ 107	1,087,500
						6,328,749

	Office & Business Equipment - 2.6%
1,750,000	CDW, LLC / CDW Finance Corp.	CCC+	12.54%	10/12/2017	10/15/12 @ 106	1,885,625

	Oil & Gas - 1.9%
1,333,000	Tesoro Corp.	BB+	6.25%	11/01/2012	N/A	1,339,665

	Packaging & Containers - 1.5%
1,000,000	Berry Plastics Corp.	B	8.25%	11/15/2015	11/15/12 @ 104	1,057,500

	Pipelines - 3.8%
2,710,000	Kinder Morgan Kansas, Inc.	BB+	6.50%	09/01/2012	N/A	2,710,000

	Real Estate - 0.7%
500,000	Interval Acquisition Corp.	NR	9.50%	09/01/2016	09/01/12 @ 100	500,000

	Retail - 1.5%
1,000,000	Michaels Stores, Inc.	CCC+	11.38%	11/01/2016	11/01/12 @ 104	1,053,760

	Software - 0.4%
250,000	JDA Software Group, Inc.	BB-	8.00%	12/15/2014	12/15/12 @ 104	265,625

	Telecommunications - 1.3%
932,000	Cricket Communications, Inc.	B-	10.00%	07/15/2015	07/15/13 @ 103	966,950

	Total Corporate Bonds - 56.4%
	(Cost $39,848,074)					40,307,128

	U.S. Treasury Securities - 48.9%
35,000,000	U.S. Treasury Bill(d)	NR	0.00%	11/23/2012	N/A	34,993,595
	(Cost $34,994,011)

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 0.2%

105,000	BNY Mellon Securities Lending Overnight Fund, 0.1928%(e) (f)					105,000
	(Cost $105,000)

	Total Investments - 105.5%
	(Cost $74,947,085)					75,405,723
	Liabilities in excess of Other Assets - (5.5%)					(3,919,010)
	Net Assets - 100.0%					$ 71,486,713

LLC - Limited Liability Company
N/A- Not Applicable

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2012, these securities amounted to $3,828,687, which represents 5.4% of net assets.

(b)	Non-income producing as security is in default.
(c)	Security, or portion thereof, was on loan at August 31, 2012.
(d)	Zero coupon bond.
(e)	At August 31, 2012, the total market value of the Fund's securities on loan was $102,426 and the total market value of the collateral held by the Fund was $105,000.
(f)	Interest rate shown reflects yield as of August 31, 2012.

See previously submitted notes to financial statements for the period ended May 31, 2012.

Country Allocation***
United States	98.2%
Canada	1.8%

*** Subject to change daily. Based on total corporate bonds.

At August 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$74,947,085	$468,567	$(9,929)	$458,638

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at August 31, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$40,307	$-	$40,307
US Treasury Securities	34,994	-	-	34,994
Investments of Collateral for Securities Loaned	105	-	-	105
Total	$35,099	$40,307	$-	$75,406
During the three months ended August 31, 2012, there were no transfers between levels.

BSJD Guggenheim BulletShares 2013 High Yield Corporate Bond ETF
Portfolio of Investments
August 31, 2012 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 98.3%
	Corporate Bonds - 97.6%
	Advertising - 0.6%
$1,000,000	MDC Partners, Inc. (Canada)	B	11.00%	11/01/2016	11/01/13 @ 106	$1,087,500

	Aerospace & Defense - 0.6%
1,000,000	Spirit Aerosystems, Inc.	BB-	7.50%	10/01/2017	10/01/13 @ 104	1,090,000

	Airlines - 0.6%
1,012,000	United Air Lines, Inc.(a)	BB-	9.88%	08/01/2013	02/01/13 @ 100	1,042,360
100,000	United Air Lines, Inc.(a)	B-	12.00%	11/01/2013	02/01/13 @ 100	103,750
						1,146,110

	Apparel - 0.5%
882,000	Hanesbrands, Inc.	BB-	8.00%	12/15/2016	12/15/13 @ 104	987,840

	Auto Parts & Equipment - 0.2%
400,000	TRW Automotive, Inc.(a)	BB+	8.88%	12/01/2017	12/01/13 @ 104	447,000

	Banks - 2.4%
3,600,000	Ally Financial, Inc.	B+	7.50%	12/31/2013	N/A	3,856,500
400,000	Synovus Financial Corp.	B-	4.88%	02/15/2013	N/A	402,000
						4,258,500

	Beverages - 0.9%
1,500,000	Cott Beverages, Inc.	B	8.38%	11/15/2017	11/15/13 @ 104	1,648,125

	Chemicals - 0.7%
1,125,000	NOVA Chemicals Corp. (Canada)	BB+	8.38%	11/01/2016	11/01/13 @ 104	1,254,375

	Coal - 2.4%
2,700,000	Arch Coal, Inc.(b)	B-	8.75%	08/01/2016	08/01/13 @ 104	2,713,500
1,500,000	Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.	BB-	8.25%	12/15/2017	12/15/13 @ 104	1,635,000
						4,348,500

	Commercial Services - 1.9%
1,225,000	Corrections Corp. of America	BB	7.75%	06/01/2017	06/01/13 @ 104	1,327,594
625,000	Geo Group, Inc.	B+	7.75%	10/15/2017	10/15/13 @ 104	680,469
1,250,000	UR Merger Sub Group	B+	10.88%	06/15/2016	06/15/13 @ 105	1,404,687
						3,412,750

	Diversified Financial Services - 3.3%
300,000	International Lease Finance Corp., Series MTN	BBB-	5.25%	01/10/2013	N/A	303,750
650,000	International Lease Finance Corp.	BBB-	6.38%	03/25/2013	N/A	666,250
660,000	International Lease Finance Corp., Series MTN	BBB-	5.63%	09/20/2013	N/A	684,750
3,025,000	National Money Mart Co. (Canada)	B+	10.38%	12/15/2016	12/15/13 @ 105	3,391,781
1,000,000	Springleaf Finance Corp., Series MTN(b)	CCC	5.85%	06/01/2013	N/A	990,000
						6,036,531

	Electric - 1.6%
2,700,000	Calpine Construction Finance Co., LP / CCFC Finance Corp.(a)	BB	8.00%	06/01/2016	06/01/13 @ 104	2,932,875

	Entertainment - 4.5%
1,610,000	Pinnacle Entertainment, Inc.	BB-	8.63%	08/01/2017	08/01/13 @ 104	1,766,975
500,000	Speedway Motorsports, Inc.	BB	8.75%	06/01/2016	06/01/13 @ 104	544,375
4,625,000	WMG Acquisition Corp.	BB-	9.50%	06/15/2016	06/15/13 @ 105	5,087,500
700,000	Yonkers Racing Corp.(a)	B+	11.38%	07/15/2016	07/15/13 @ 106	745,500
						8,144,350

	Food - 1.3%
2,125,000	Ingles Markets, Inc.	BB-	8.88%	05/15/2017	05/15/13 @ 104	2,305,625

	Forest Products & Paper - 0.7%
1,100,000	Boise Paper Holdings, LLC / Boise Finance Co.	BB	9.00%	11/01/2017	11/01/13 @ 105	1,223,750

	Gas - 1.6%
2,850,000	Sabine Pass LNG, LP	BB+	7.25%	11/30/2013	N/A	2,978,250

	Health Care Services - 4.4%
1,125,000	American Renal Holdings Co., Inc.	B	8.38%	05/15/2018	05/15/13 @ 104	1,200,938
2,650,000	HCA, Inc.	B-	6.25%	02/15/2013	N/A	2,716,250
2,650,000	HCA, Inc.	B-	6.75%	07/15/2013	N/A	2,765,937
1,272,000	Tenet Healthcare Corp.	CCC+	7.38%	02/01/2013	N/A	1,302,210
						7,985,335

	Holding Companies-Diversified - 1.6%
1,275,000	Leucadia National Corp.(b)	BB+	7.00%	08/15/2013	N/A	1,329,187
1,400,000	Susser Holdings, LLC / Susser Finance Corp.	B+	8.50%	05/15/2016	05/15/13 @ 104	1,527,750
						2,856,937

	Household Products & Housewares - 0.8%
1,300,000	Jarden Corp.	BB-	8.00%	05/01/2016	05/01/13 @ 104	1,402,375

	Iron & Steel - 0.1%
125,000	Commercial Metals Co.	BB+	5.63%	11/15/2013	N/A	129,375

	Leisure Time - 0.8%
1,215,000	NCL Corp. Ltd. (Bermuda)	BB	11.75%	11/15/2016	11/15/13 @ 106	1,406,363

	Lodging - 11.5%
10,450,000	Caesars Entertainment Operating Co., Inc.	B	11.25%	06/01/2017	06/01/13 @ 106	11,312,125
2,500,000	MGM Resorts International	B-	6.75%	04/01/2013	N/A	2,571,875
3,835,000	MGM Resorts International	B+	13.00%	11/15/2013	N/A	4,352,725
2,200,000	MGM Resorts International	B+	11.13%	11/15/2017	05/15/13 @ 106	2,458,500
						20,695,225

	Machinery-Construction & Mining - 1.0%
1,550,000	Terex Corp.(b)	BB-	10.88%	06/01/2016	06/01/13 @ 105	1,747,974

	Machinery-Diversified - 2.7%
4,625,000	Case New Holland, Inc.	BB+	7.75%	09/01/2013	N/A	4,890,937

	Media - 10.6%
5,100,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB-	7.25%	10/30/2017	10/30/13 @ 105	5,610,000
4,465,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB-	7.88%	04/30/2018	04/30/13 @ 106	4,866,850
2,600,000	DISH DBS Corp.	BB-	7.00%	10/01/2013	N/A	2,752,750
800,000	Liberty Media, LLC	BB	5.70%	05/15/2013	N/A	824,000
1,200,000	Nielsen Finance, LLC / Nielsen Finance Co.	BB-	11.50%	05/01/2016	05/01/13 @ 106	1,350,000
2,000,000	Sinclair Television Group, Inc.(a)	BB-	9.25%	11/01/2017	11/01/13 @ 105	2,235,000
1,400,000	Videotron Ltee (Canada)	BB	9.13%	04/15/2018	04/15/13 @ 105	1,533,000
						19,171,600

	Mining - 3.1%
5,000,000	Novelis, Inc. (Canada)	B	8.38%	12/15/2017	12/15/13 @ 106	5,550,000

	Miscellaneous Manufacturing - 0.6%
900,000	Trimas Corp.	B	9.75%	12/15/2017	12/15/13 @ 105	1,008,000

	Oil & Gas - 9.1%
2,375,000	Antero Resources Finance Corp.	B+	9.38%	12/01/2017	12/01/13 @ 105	2,630,313
1,850,000	Bill Barrett Corp.	BB-	9.88%	07/15/2016	07/15/13 @ 105	2,048,875
2,600,000	Chesapeake Energy Corp.(b)	BB-	7.63%	07/15/2013	N/A	2,704,000
1,125,000	Denbury Resources, Inc.	BB	9.75%	03/01/2016	03/01/13 @ 105	1,223,437
1,300,000	Encore Acquisition Co.	BB	9.50%	05/01/2016	05/01/13 @ 105	1,423,500
1,625,000	Plains Exploration & Production Co.	BB-	7.63%	06/01/2018	06/01/13 @ 104	1,755,000
3,025,000	Quicksilver Resources, Inc.	CCC+	11.75%	01/01/2016	07/01/13 @ 106	2,979,625
1,250,000	Range Resources Corp.	BB	7.25%	05/01/2018	05/01/13 @ 104	1,331,250
250,000	Western Refining, Inc.(a)	BB	11.25%	06/15/2017	06/15/13 @ 106	280,000
						16,376,000

	Oil & Gas Services - 0.2%
250,000	Cie Generale de Geophysique - Veritas (France)	BB-	9.50%	05/15/2016	05/15/13 @ 105	273,750

	Packaging & Containers - 3.0%
1,750,000	Ball Corp.	BB+	7.13%	09/01/2016	09/01/13 @ 104	1,907,500
1,035,000	Crown Americas, LLC / Crown Americas Capital Corp. II	BB	7.63%	05/15/2017	05/15/13 @ 104	1,117,800
1,150,000	Graphic Packaging International, Inc.	BB+	9.50%	06/15/2017	06/15/13 @ 105	1,273,625
1,033,000	Sealed Air Corp.(a)	BB-	5.63%	07/15/2013	N/A	1,073,029
						5,371,954

	Pipelines - 1.6%
2,000,000	Atlas Pipeline Partners, LP / Atlas Pipeline Finance Corp.	B	8.75%	06/15/2018	06/15/13 @ 104	2,155,000
650,000	Regency Energy Partners, LP / Regency Energy Finance Corp.	BB	9.38%	06/01/2016	06/01/13 @ 105	718,250
						2,873,250

	Real Estate - 5.6%
1,800,000	CBRE Services, Inc.	B+	11.63%	06/15/2017	06/15/13 @ 106	2,034,000
4,300,000	Toys "R" US Property Co. I, LLC	B+	10.75%	07/15/2017	07/15/13 @ 105	4,762,250
3,125,000	Toys "R" US Property Co. II, LLC	B+	8.50%	12/01/2017	12/01/13 @ 104	3,398,438
						10,194,688

	Real Estate Investment Trusts - 2.4%
2,675,000	DuPont Fabros Technology, LP	BB	8.50%	12/15/2017	12/15/13 @ 104	2,969,250
1,000,000	Host Hotels & Resorts, LP	BB+	9.00%	05/15/2017	05/15/13 @ 105	1,095,000
200,000	iStar Financial, Inc.	B+	8.63%	06/01/2013	N/A	205,000
100,000	iStar Financial, Inc., Series B	B+	5.95%	10/15/2013	N/A	101,000
						4,370,250

	Retail - 1.4%
500,000	New Albertsons, Inc.	B-	7.25%	05/01/2013	N/A	500,000
289,000	Office Depot, Inc.	CCC+	6.25%	08/15/2013	N/A	294,419
1,600,000	Rite Aid Corp.	B+	9.75%	06/12/2016	06/12/13 @ 105	1,764,000
						2,558,419

	Savings & Loans - 0.6%
1,100,000	Amsouth Bank, Series AI	BBB-	4.85%	04/01/2013	N/A	1,111,000

	Semiconductors - 0.4%
600,000	Advanced Micro Devices, Inc.(b)	BB-	8.13%	12/15/2017	12/15/13 @ 104	633,000

	Software - 0.9%
1,550,000	Fidelity National Information Services, Inc.	BB+	7.63%	07/15/2017	07/15/13 @ 106	1,712,750

	Telecommunications - 10.8%
2,500,000	Crown Castle International Corp.	B-	9.00%	01/15/2015	01/15/13 @ 106	2,715,625
2,850,000	Frontier Communications Corp.	BB	6.25%	01/15/2013	N/A	2,914,125
1,850,000	GeoEye, Inc.(b)	B	9.63%	10/01/2015	10/01/13 @ 105	2,062,750
3,100,000	NII Capital Corp.(b)	B-	10.00%	08/15/2016	08/15/13 @ 105	3,014,750
1,200,000	PAETEC Holding Corp.	BB-	8.88%	06/30/2017	06/30/13 @ 104	1,305,000
925,000	Telesat Canada / Telesat, LLC (Canada)	B-	12.50%	11/01/2017	05/01/13 @ 106	1,040,625
2,700,000	Virgin Media Finance PLC, Series 1 (United Kingdom)	BB-	9.50%	08/15/2016	08/15/13 @ 105	3,030,750
3,200,000	Windstream Corp.	B	8.13%	08/01/2013	N/A	3,392,000
						19,475,625

	Transportation - 0.6%
1,000,000	Commercial Barge Line Co.	BB-	12.50%	07/15/2017	07/15/13 @ 106	1,125,000

	Total Corporate Bonds - 97.6%
	(Cost $174,089,552)					176,221,888

Number
of Shares	Description					Value
	Exchange Traded Fund - 0.7%
30,000	SPDR Barclays Capital High Yield Bond ETF					1,204,200
	(Cost $1,180,466)

	Total Long-Term Investments - 98.3%
	(Cost $175,270,018)					177,426,088

	Investments of Collateral for Securities Loaned - 2.3%
4,225,507	BNY Mellon Securities Lending Overnight Fund, 0.1928%(c) (d)					4,225,507
	(Cost $4,225,507)

	Total Investments - 100.6%
	(Cost $179,495,525)					181,651,595
	Liabilities in excess of Other Assets - (0.6%)					(1,059,476)
	Net Assets - 100.0%					$180,592,119

LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2012 these securities amounted to $8,859,514, which represents 4.9% of net assets.

(b) Security, or portion thereof, was on loan at August 31, 2012.
(c) At August 31, 2012, the total market value of the Fund's securities on loan was $4,122,814 and the total market value of the collateral held by the Fund was $4,225,507.
(d) Interest rate shown reflects yield as of August 31, 2012.

BSJD | Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

Summary of Investments by Country
Country***	% of Long-Term Investments
United States	89.5%
Canada	7.8%
United Kingdom	1.7%
Bermuda	0.8%
France	0.2%
*** Subject to change daily.

At August 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$179,514,105	$2,728,284	$(590,794)	$2,137,490

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at August 31, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	176,222	$-	$176,222
Exchange Traded Fund	1,204	-	-	1,204
Investments of Collateral for Securities Loaned	4,226	-	-	4,226
Total	$5,430	$176,222	$-	$181,652
During the three months ended August 31, 2012, there were no transfers between levels.

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF
Portfolio of Investments
August 31, 2012 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 97.3%
	Advertising - 1.2%
$300,000	Lamar Media Corp.	BB+	9.75%	04/01/2014	N/A	$338,250
1,300,000	Lamar Media Corp.	BB-	7.88%	04/15/2018	04/15/14 @ 104	1,443,000
						1,781,250

	Aerospace & Defense - 4.8%
750,000	Kratos Defense & Security Solutions, Inc.	B	10.00%	06/01/2017	06/01/14 @ 105	802,500
5,265,000	TransDigm, Inc.	B-	7.75%	12/15/2018	12/15/14 @ 104	5,890,219
400,000	Triumph Group, Inc.	B+	8.63%	07/15/2018	07/15/14 @ 104	450,000
						7,142,719

	Airlines - 0.5%
708,000	Delta Air Lines, Inc.(a)	BB-	9.50%	09/15/2014	09/15/13 @ 100	746,940

	Auto Parts & Equipment - 1.5%
300,000	Affinia Group, Inc.	CCC+	9.00%	11/30/2014	11/30/12 @ 100	305,250
500,000	American Axle & Manufacturing, Inc.	B	5.25%	02/11/2014	N/A	518,750
720,000	Lear Corp.	BB	7.88%	03/15/2018	03/15/14 @ 104	792,900
437,000	Meritor, Inc.	B-	10.63%	03/15/2018	03/15/14 @ 105	455,026
100,000	TRW Automotive, Inc.(a)	BB+	7.00%	03/15/2014	N/A	107,500
						2,179,426

	Banks - 7.6%
2,550,000	Ally Financial, Inc.	B+	4.50%	02/11/2014	N/A	2,629,687
1,750,000	Ally Financial, Inc.	B+	6.75%	12/01/2014	N/A	1,888,180
2,350,000	Ally Financial, Inc., Series 8	B+	6.75%	12/01/2014	N/A	2,543,875
4,125,000	CIT Group, Inc.(a)	BB-	5.25%	04/01/2014	N/A	4,305,469
						11,367,211

	Beverages - 2.2%
1,270,000	Constellation Brands, Inc.	BB+	8.38%	12/15/2014	N/A	1,450,975
1,600,000	Cott Beverages, Inc.	B	8.13%	09/01/2018	09/01/14 @ 104	1,770,000
						3,220,975

	Chemicals - 3.7%
1,750,000	Celanese US Holdings, LLC	BB-	6.63%	10/15/2018	10/15/14 @ 103	1,938,125
1,500,000	Georgia Gulf Corp.(a)	BB	9.00%	01/15/2017	01/15/14 @ 105	1,687,500
1,000,000	Momentive Performance Materials, Inc.	CC	12.50%	06/15/2014	12/15/12 @ 103	1,036,250
750,000	NOVA Chemicals Corp. (Canada)	BB+	8.63%	11/01/2019	11/01/14 @ 104	858,750
						5,520,625

	Coal - 0.2%
250,000	Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.	BB-	8.50%	12/15/2019	12/15/14 @ 104	278,750

	Commercial Services - 7.6%
1,300,000	Cardtronics, Inc.	BB	8.25%	09/01/2018	09/01/14 @ 104	1,449,500
2,170,000	Interactive Data Corp.	B	10.25%	08/01/2018	08/01/14 @ 105	2,457,525
2,050,000	Iron Mountain, Inc.	B+	8.38%	08/15/2021	08/15/14 @ 104	2,275,500
500,000	RR Donnelley & Sons Co.	BB	4.95%	04/01/2014	N/A	518,125
740,000	Service Corp. International	BB-	7.00%	05/15/2019	11/15/14 @ 104	814,000
800,000	TransUnion, LLC / TransUnion Financing Corp.	B-	11.38%	06/15/2018	06/15/14 @ 106	948,000
500,000	UR Merger Sub Corp.	B+	10.25%	11/15/2019	11/15/14 @ 105	568,750
2,050,000	UR Merger Sub Corp.	B+	9.25%	12/15/2019	12/15/14 @ 105	2,316,500
						11,347,900

	Computers - 0.7%
500,000	Stream Global Services, Inc.	B+	11.25%	10/01/2014	10/01/13 @ 100	515,000
525,000	SunGard Data Systems, Inc.	BB	4.88%	01/15/2014	N/A	546,000
						1,061,000

	Diversified Financial Services - 0.8%
1,000,000	Aircastle Ltd. (Bermuda)	BB+	9.75%	08/01/2018	08/01/14 @ 105	1,152,500

	Electric - 1.9%
1,765,000	AES Corp.	BB-	7.75%	03/01/2014	N/A	1,928,263
900,000	CMS Energy Corp.	BB+	2.75%	05/15/2014	N/A	915,989
						2,844,252

	Electronics - 1.4%
1,850,000	NXP BV / NXP Funding, LLC (Netherlands)(a)	B+	9.75%	08/01/2018	08/01/14 @ 105	2,122,875

	Entertainment - 7.0%
1,351,000	American Casino & Entertainment Properties, LLC / ACEP Finance Corp.	B+	11.00%	06/15/2014	06/15/13 @ 100	1,418,550
1,000,000	Cinemark USA, Inc.	B+	8.63%	06/15/2019	06/15/14 @ 104	1,125,000
1,000,000	Jacobs Entertainment, Inc.	B-	9.75%	06/15/2014	10/09/12 @ 100	995,000
1,450,000	Penn National Gaming, Inc.	BB	8.75%	08/15/2019	08/15/14 @ 104	1,625,812
1,500,000	Regal Cinemas Corp.	B-	8.63%	07/15/2019	07/15/14 @ 104	1,676,250
1,800,000	Regal Entertainment Group(b)	B-	9.13%	08/15/2018	08/15/14 @ 105	2,016,000
1,400,000	Scientific Games International, Inc.	BB-	9.25%	06/15/2019	06/15/14 @ 105	1,550,500
						10,407,112

	Food - 1.1%
800,000	JBS USA, LLC / JBS USA Finance, Inc.	BB	11.63%	05/01/2014	N/A	904,000
750,000	TreeHouse Foods, Inc.	BB-	7.75%	03/01/2018	03/01/14 @ 104	819,375
						1,723,375

	Forest Products & Paper - 1.5%
1,900,000	Resolute Forest Products	BB-	10.25%	10/15/2018	10/15/14 @ 105	2,185,000

	Health Care Products - 1.3%
1,800,000	DJO Finance, LLC / DJO Finance Corp.	B-	10.88%	11/15/2014	11/15/12 @ 103	1,887,750

	Health Care Services - 7.0%
1,900,000	Apria Healthcare Group, Inc.	BB	11.25%	11/01/2014	11/01/12 @ 103	1,978,375
1,100,000	Apria Healthcare Group, Inc.(b)	B	12.38%	11/01/2014	11/01/12 @ 103	1,062,875
700,000	HCA, Inc.	B-	5.75%	03/15/2014	N/A	734,125
1,900,000	HCA, Inc.	BB	8.50%	04/15/2019	04/15/14 @ 104	2,151,750
1,800,000	Tenet Healthcare Corp.	BB-	10.00%	05/01/2018	05/01/14 @ 105	2,079,000
2,200,000	Tenet Healthcare Corp.	BB-	8.88%	07/01/2019	07/01/14 @ 104	2,513,500
						10,519,625

	Home Builders - 1.0%
570,000	Centex Corp.	BB-	5.70%	05/15/2014	N/A	599,212
400,000	Lennar Corp., Series B	B+	5.50%	09/01/2014	N/A	421,000
400,000	PulteGroup, Inc.	BB-	5.25%	01/15/2014	N/A	417,000
						1,437,212

	Home Furnishings - 0.3%
500,000	Sealy Mattress Co.(b)	CCC+	8.25%	06/15/2014	10/09/12 @ 100	498,125

	Household Products & Housewares - 1.8%
2,300,000	Spectrum Brands, Inc.	B	9.50%	06/15/2018	06/15/14 @ 105	2,636,375

	Insurance - 0.8%
1,100,000	HUB International Holdings, Inc.(a)	CCC+	9.00%	12/15/2014	06/15/13 @ 100	1,128,875

	Internet - 1.5%
2,075,000	Equinix, Inc.	BB-	8.13%	03/01/2018	03/01/14 @ 104	2,313,625

	Lodging - 3.5%
500,000	Boyd Gaming Corp.(b)	CCC+	6.75%	04/15/2014	10/01/12 @ 100	502,500
1,450,000	MGM Resorts International	B-	5.88%	02/27/2014	N/A	1,515,250
1,800,000	MGM Resorts International	B+	10.38%	05/15/2014	N/A	2,052,000
750,000	MGM Resorts International	B+	9.00%	03/15/2020	03/15/14 @ 105	840,937
350,000	Starwood Hotels & Resorts Worldwide, Inc.	BBB	7.88%	10/15/2014	N/A	397,518
						5,308,205

	Machinery-Diversified - 0.7%
1,000,000	Manitowoc Co., Inc.	B+	9.50%	02/15/2018	02/15/14 @ 105	1,117,500

	Media - 3.9%
1,200,000	CSC Holdings, LLC	BB	8.50%	04/15/2014	N/A	1,321,500
3,050,000	DISH DBS Corp.	BB-	6.63%	10/01/2014	N/A	3,305,438
1,090,000	XM Satellite Radio, Inc.(a)	BB	13.00%	08/01/2013	N/A	1,213,987
						5,840,925

	Metal Fabricate & Hardware - 0.4%
600,000	Severstal Columbus, LLC	B	10.25%	02/15/2018	02/15/14 @ 105	621,000

	Mining - 1.2%
800,000	Century Aluminum Co.	B	8.00%	05/15/2014	05/15/13 @ 100	808,000
1,000,000	Vedanta Resources PLC (United Kingdom)(a) (b)	BB	8.75%	01/15/2014	N/A	1,045,000
						1,853,000

	Miscellaneous Manufacturing - 1.0%
1,400,000	SPX Corp.	BB+	7.63%	12/15/2014	N/A	1,557,500

	Oil & Gas - 7.8%
350,000	Citgo Petroleum Corp.(a)	BB+	11.50%	07/01/2017	07/01/14 @ 106	404,250
500,000	Continental Resources, Inc.	BB+	8.25%	10/01/2019	10/01/14 @ 104	567,500
2,050,000	Energy XXI Gulf Coast, Inc.	B	9.25%	12/15/2017	12/15/14 @ 105	2,296,000
2,174,000	Forest Oil Corp.	B-	8.50%	02/15/2014	N/A	2,315,310
750,000	McMoRan Exploration Co.	B-	11.88%	11/15/2014	11/15/12 @ 105	790,312
350,000	Petrohawk Energy Corp.	BBB+	10.50%	08/01/2014	02/01/13 @ 105	383,417
1,260,000	Plains Exploration & Production Co.	BB-	8.63%	10/15/2019	10/15/14 @ 104	1,433,250
965,000	Range Resources Corp.	BB	8.00%	05/15/2019	05/15/14 @ 104	1,071,150
1,000,000	Stone Energy Corp.	CCC+	6.75%	12/15/2014	12/15/12 @ 100	1,002,500
840,000	Tesoro Corp.(b)	BB+	9.75%	06/01/2019	06/01/14 @ 105	972,300
400,000	Whiting Petroleum Corp.	BB+	7.00%	02/01/2014	N/A	429,000
						11,664,989

	Oil & Gas Services - 0.2%
240,000	Seitel, Inc.	B	9.75%	02/15/2014	02/15/13 @ 100	242,400

	Packaging & Containers - 1.0%
1,000,000	Ball Corp.	BB+	7.38%	09/01/2019	09/01/14 @ 104	1,122,500
300,000	Graphic Packaging International	BB+	7.88%	10/01/2018	10/01/14 @ 104	336,000
						1,458,500

	Pharmaceuticals - 1.6%
2,200,000	Mylan, Inc.(a)	BB	7.63%	07/15/2017	07/15/14 @ 104	2,453,000

	Pipelines - 3.1%
2,250,000	Crosstex Energy, LP / Crosstex Energy Finance Corp.	B+	8.88%	02/15/2018	02/15/14 @ 104	2,406,094
2,000,000	Regency Energy Partners, LP / Regency Energy Finance Corp.	BB	6.88%	12/01/2018	12/01/14 @ 103	2,170,000
						4,576,094

	Real Estate - 2.4%
3,350,000	Atlantic Finance Ltd. (Jersey)(a)	B+	10.75%	05/27/2014	N/A	3,659,486

	Real Estate Investment Trusts - 1.2%
1,500,000	Felcor Lodging, LP	B-	10.00%	10/01/2014	N/A	1,728,750

	Retail - 3.5%
2,900,000	Burger King Corp.(b)	B	9.88%	10/15/2018	10/15/14 @ 105	3,356,750
558,000	CKE Restaurants, Inc.(b)	B-	11.38%	07/15/2018	07/15/14 @ 106	645,188
40,000	Express, LLC / Express Finance Corp.	BB	8.75%	03/01/2018	03/01/14 @ 104	43,400
1,000,000	Rite AID Corp.	B-	10.25%	10/15/2019	10/15/14 @ 105	1,132,500
						5,177,838

	Semiconductors - 3.3%
740,000	Freescale Semiconductor, Inc.	CCC+	8.88%	12/15/2014	12/15/12 @ 100	758,500
3,900,000	Freescale Semiconductor, Inc.(a)	B	9.25%	04/15/2018	04/15/14 @ 105	4,241,250
						4,999,750

	Software - 1.0%
1,400,000	Fidelity National Information Services, Inc.	BB+	7.88%	07/15/2020	07/15/14 @ 106	1,575,000

	Telecommunications - 4.1%
2,000,000	Crown Castle International Corp.	B-	7.13%	11/01/2019	11/01/14 @ 104	2,185,000
27,000	Frontier Communications Corp.	BB	8.25%	05/01/2014	N/A	29,869
300,000	Nextel Communications, Inc., Series C	B+	5.95%	03/15/2014	9/17/12 @ 100	302,250
2,300,000	Virgin Media Finance PLC (United Kingdom)	BB-	8.38%	10/15/2019	10/15/14 @ 104	2,610,500
1,000,000	Windstream Corp.	B	8.13%	09/01/2018	09/01/14 @ 104	1,070,000
						6,197,619

	Total Corporate Bonds - 97.3%
	(Cost $142,597,606)					145,535,053

Number
of Shares	Description					Value
	Exchange Traded Fund - 0.4%
14,500	SPDR Barclays Capital High Yield Bond ETF(b)					582,030
	(Cost $574,997)

	Total Long-Term Investments - 97.7%
	(Cost $143,172,603)					146,117,083

	Investments of Collateral for Securities Loaned - 2.1%
3,170,868	BNY Mellon Securities Lending Overnight Fund, 0.1928%(c) (d)					$3,170,868
	(Cost $3,170,868)

	Total Investments - 99.8%
	(Cost $146,343,471)					149,287,951
	Other Assets in excess of Liabilities - 0.2%					285,683
	Net Assets - 100.0%					$ 149,573,634

BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2012 these securities amounted to $23,116,132, which represents 15.5% of net assets.

(b) Security, or portion thereof, was on loan at August 31, 2012.
(c) At August 31, 2012, the total market value of the Fund's securities on loan was $3,094,135 and the total market value of the collateral held by the Fund was $3,170,868.
(d) Interest rate shown reflects yield as of August 31, 2012.

See previously submitted notes to financial statements for the period ended May 31, 2012.

Country Allocation***
United States	92.2%
Jersey	2.5%
United Kingdom	2.5%
Netherlands	1.4%
Bermuda	0.8%
Canada	0.6%

*** Subject to change daily. Based on long-term investments.

At August 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$146,350,203	$3,030,833	$(93,085)	$2,937,748

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at August 31, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$–	$145,535	$–	$145,535
Exchange Traded Fund	582	-	-	582
Investments of Collateral for Securities Loaned	3,171	-	-	3,171
Total	$3,753	$145,535	$–	$149,288

During the three months ended August 31, 2012, there were no transfers between levels.

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
Portfolio of Investments
August 31, 2012 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 97.7%
	Corporate Bonds - 97.1%
	Advertising - 0.1%
$500,000	Affinion Group, Inc.	CCC+	11.50%	10/15/2015	10/15/13 @ 100	$360,000

	Aerospace & Defense - 2.8%
3,600,000	B/E Aerospace, Inc.	BB	6.88%	10/01/2020	10/01/15 @ 103	4,000,500
1,000,000	DAE Aviation Holdings, Inc.(a)	CCC	11.25%	08/01/2015	08/01/13 @ 100	1,035,000
1,500,000	Esterline Technologies Corp.	BB	7.00%	08/01/2020	08/01/15 @ 104	1,668,750
350,000	L-3 Communications Corp., Series B	BB+	6.38%	10/15/2015	10/15/13 @ 100	356,562
450,000	Sequa Corp.(a)	CCC+	11.75%	12/01/2015	12/01/12 @ 103	474,750
						7,535,562

	Agriculture - 0.6%
1,500,000	Vector Group Ltd.	B1	11.00%	08/15/2015	08/15/13 @ 102	1,567,500

	Airlines - 3.1%
3,300,000	Air Canada (Canada)(a)	B+	9.25%	08/01/2015	08/01/13 @ 105	3,390,750
4,200,000	Continental Airlines, Inc.(a)	BB-	6.75%	09/15/2015	09/15/13 @ 103	4,373,250
595,000	Delta Air Lines, Inc.(a)	B+	12.25%	03/15/2015	03/15/13 @ 106	650,038
						8,414,038

	Apparel - 0.6%
1,750,000	Quiksilver, Inc.(b)	CCC+	6.88%	04/15/2015	04/15/13 @ 100	1,680,000

	Auto Parts & Equipment - 1.3%
2,010,000	Lear Corp.	BB	8.13%	03/15/2020	03/15/15 @ 104	2,271,300
1,300,000	Meritor, Inc.(b)	B-	8.13%	09/15/2015	N/A	1,353,625
						3,624,925

	Banks - 8.4%
8,950,000	Ally Financial, Inc.	B+	8.30%	02/12/2015	N/A	9,956,875
2,885,000	Ally Financial, Inc.	B+	4.63%	06/26/2015	N/A	2,962,707
7,500,000	CIT Group, Inc.(a)	BB-	4.75%	02/15/2015	N/A	7,828,125
100,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	5.05%	01/08/2015	N/A	101,595
2,000,000	Zions Bancorporation	BB+	6.00%	09/15/2015	N/A	2,101,250
						22,950,552

	Building Materials - 0.7%
1,825,000	Building Materials Corp. of America(a)	BB+	7.50%	03/15/2020	03/15/15 @ 104	2,007,500

	Chemicals - 2.2%
2,000,000	Huntsman International, LLC	B+	8.63%	03/15/2020	03/15/15 @ 104	2,290,000
1,350,000	Ineos Finance PLC (United Kingdom)(a)	B+	9.00%	05/15/2015	05/15/13 @ 105	1,437,750
2,000,000	PolyOne Corp.	B+	7.38%	09/15/2020	09/15/15 @ 104	2,195,000
						5,922,750

	Coal - 2.8%
5,950,000	CONSOL Energy, Inc.	BB	8.25%	04/01/2020	04/01/15 @ 104	6,440,875
1,200,000	Murray Energy Corp.(a)	B	10.25%	10/15/2015	12/15/12 @ 105	1,176,000
						7,616,875

	Commercial Services - 4.1%
4,600,000	Ceridian Corp.	CCC	11.25%	11/15/2015	11/15/12 @ 103	4,542,500
2,000,000	Iron Mountain, Inc.	B+	7.75%	10/01/2019	10/01/15 @ 104	2,250,000
1,000,000	Knowledge Universe Education, LLC(a)	CCC-	7.75%	02/01/2015	02/01/13 @ 100	840,000
1,500,000	Laureate Education, Inc.(a)	CCC+	11.00%	08/15/2015	08/15/13 @ 100	1,541,250
1,978,000	RR Donnelley & Sons Co.	BB	5.50%	05/15/2015	N/A	2,052,175
						11,225,925

	Computers - 0.3%
750,000	SunGard Data Systems, Inc.	B-	10.25%	08/15/2015	08/15/13 @ 100	769,688

	Cosmetics & Personal Care - 0.2%
500,000	Revlon Consumer Products Corp.	B	9.75%	11/15/2015	11/15/13 @ 102	532,500

	Diversified Financial Services - 4.1%
1,350,000	E*TRADE Financial Corp.	B-	7.88%	12/01/2015	12/01/12 @ 101	1,380,375
400,000	International Lease Finance Corp.	BBB-	8.63%	09/15/2015	N/A	450,000
1,500,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.	B+	10.88%	04/01/2015	04/01/13 @ 105	1,646,250
1,500,000	Nuveen Investments, Inc.	CCC	5.50%	09/15/2015	N/A	1,365,000
4,315,000	Nuveen Investments, Inc.	CCC	10.50%	11/15/2015	11/15/12 @ 103	4,412,087
100,000	Springleaf Finance Corp., Series MTNI	CCC	5.40%	12/01/2015	N/A	87,000
1,500,000	TMX Finance, LLC / TitleMax Finance Corp.	B+	13.25%	07/15/2015	07/15/13 @ 107	1,672,500
						11,013,212

	Electric - 1.2%
2,800,000	AES Corp.	BB-	7.75%	10/15/2015	N/A	3,178,000

	Electrical Components & Equipment - 0.2%
500,000	Anixter, Inc.	BB	5.95%	03/01/2015	N/A	523,750

	Entertainment - 0.2%
425,000	Snoqualmie Entertainment Authority(a)	B	9.13%	02/01/2015	02/01/13 @ 100	433,500

	Food - 1.7%
2,350,000	ARAMARK Corp.	B	8.50%	02/01/2015	02/01/13 @ 100	2,411,711
2,270,000	Pinnacle Foods Finance, LLC / Pinnacle Foods Finance Corp.	CCC+	9.25%	04/01/2015	04/01/13 @ 100	2,340,937
						4,752,648

	Forest Products & Paper - 0.6%
1,400,000	Appleton Papers, Inc.(a)	B+	10.50%	06/15/2015	02/08/13 @ 105	1,505,000

	Health Care Products - 0.8%
825,000	Bausch & Lomb, Inc.	B	9.88%	11/01/2015	11/01/13 @ 100	859,031
1,150,000	Fresenius US Finance II, Inc.(a)	BB+	9.00%	07/15/2015	N/A	1,329,688
						2,188,719

	Health Care Services - 3.3%
4,100,000	HCA, Inc.	B-	6.38%	01/15/2015	N/A	4,392,125
1,553,000	Select Medical Corp.(b)	B-	7.63%	02/01/2015	02/01/13 @ 100	1,575,324
2,600,000	Tenet Healthcare Corp.	CCC+	9.25%	02/01/2015	N/A	2,918,500
						8,885,949

	Holding Companies-Diversified - 2.0%
1,000,000	Harbinger Group, Inc.	B-	10.63%	11/15/2015	05/15/13 @ 105	1,072,500
2,250,000	Leucadia National Corp.	BB+	8.13%	09/15/2015	N/A	2,548,125
1,750,000	Tops Holding Corp. / Tops Markets, LLC	B+	10.13%	10/15/2015	10/15/13 @ 103	1,856,094
						5,476,719

	Home Builders - 2.5%
500,000	Centex Corp.	BB-	5.25%	06/15/2015	N/A	528,125
1,665,000	KB Home	B	6.25%	06/15/2015	N/A	1,696,219
2,700,000	Lennar Corp., Series B	B+	5.60%	05/31/2015	N/A	2,862,000
1,500,000	PulteGroup, Inc.	BB-	5.20%	02/15/2015	N/A	1,578,750
						6,665,094

	Insurance - 0.9%
100,000	Alliant Holdings I, Inc.(a)	CCC	11.00%	05/01/2015	11/01/13 @ 100	103,875
2,205,000	HUB International Holdings, Inc.(a)	CCC+	10.25%	06/15/2015	06/15/13 @ 100	2,276,663
100,000	MGIC Investment Corp.	CCC	5.38%	11/01/2015	N/A	67,250
						2,447,788

	Internet - 1.2%
3,200,000	GXS Worldwide, Inc.	B	9.75%	06/15/2015	06/15/13 @ 102	3,320,000

	Iron & Steel - 2.7%
350,000	Edgen Murray Corp.	B+	12.25%	01/15/2015	01/15/13 @ 106	373,625
1,500,000	Essar Steel Algoma, Inc. (Canada)(a)	B-	9.38%	03/15/2015	03/15/13 @ 105	1,462,500
1,700,000	Ryerson, Inc.	CCC+	12.00%	11/01/2015	11/01/13 @ 100	1,738,250
1,200,000	Steel Dynamics, Inc.	BB+	6.75%	04/01/2015	04/01/13 @ 100	1,230,000
2,390,000	Steel Dynamics, Inc.(b)	BB+	7.63%	03/15/2020	03/15/15 @ 104	2,611,075
						7,415,450

	Lodging - 2.6%
1,700,000	Marina District Finance Co., Inc.(b)	B+	9.50%	10/15/2015	10/15/13 @ 105	1,691,500
4,500,000	MGM Resorts International	B-	6.63%	07/15/2015	N/A	4,713,750
600,000	Sheraton Holding Corp.	BBB	7.38%	11/15/2015	N/A	692,398
						7,097,648

	Media - 5.6%
3,650,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB-	8.13%	04/30/2020	04/30/15 @ 104	4,124,500
3,500,000	DISH DBS Corp.	BB-	7.75%	05/31/2015	N/A	3,920,000
1,000,000	Gannett Co., Inc.	BB	6.38%	09/01/2015	N/A	1,095,000
1,500,000	Gray Television, Inc.	CCC+	10.50%	06/29/2015	05/01/13 @ 105	1,627,500
465,000	MediaCom Broadband, LLC / MediaCom Broadband Corp.	B-	8.50%	10/15/2015	10/15/13 @ 100	476,044
3,500,000	Sirius XM Radio, Inc.(a)	BB	8.75%	04/01/2015	N/A	4,007,500
						15,250,544

	Metal Fabricate & Hardware - 0.4%
1,076,000	Mueller Water Products, Inc.	B2	8.75%	09/01/2020	09/01/15 @ 104	1,205,120

	Mining - 3.9%
2,500,000	KGHM International Ltd. (Canada)(a)	BB-	7.75%	06/15/2019	06/15/15 @ 104	2,587,500
7,200,000	Novelis, Inc. (Canada)	B	8.75%	12/15/2020	12/15/15 @ 104	8,082,000
						10,669,500

	Oil & Gas - 10.7%
1,500,000	Chaparral Energy, Inc.	B-	9.88%	10/01/2020	10/01/15 @ 105	1,710,000
4,200,000	Chesapeake Energy Corp.	BB-	9.50%	02/15/2015	N/A	4,630,500
1,251,000	Continental Resources, Inc.	BB+	7.38%	10/01/2020	10/01/15 @ 104	1,410,503
4,813,000	Denbury Resources, Inc.	BB	8.25%	02/15/2020	02/15/15 @ 104	5,486,820
6,950,000	Linn Energy, LLC / Linn Energy Finance Corp.	B	8.63%	04/15/2020	04/15/15 @ 104	7,540,750
350,000	Petrohawk Energy Corp.	BBB+	7.88%	06/01/2015	06/01/13 @ 102	365,151
1,500,000	Plains Exploration & Production Co.	BB-	7.63%	04/01/2020	04/01/15 @ 104	1,642,500
1,700,000	Quicksilver Resources, Inc.	CCC+	8.25%	08/01/2015	08/01/13 @ 102	1,619,250
2,750,000	Range Resources Corp.	BB	6.75%	08/01/2020	08/01/15 @ 103	3,031,875
1,650,000	Tesoro Corp.	BB+	6.63%	11/01/2015	11/01/13 @ 100	1,683,000
						29,120,349

	Oil & Gas Services - 0.2%
500,000	American Petroleum Tankers Parent, LLC / AP Tankers Co.	B+	10.25%	05/01/2015	05/01/13 @ 103	526,250

	Packaging & Containers - 4.1%
3,000,000	Ball Corp.	BB+	6.75%	09/15/2020	03/15/15 @ 103	3,330,000
2,750,000	Ball Corp.	BB+	5.75%	05/15/2021	11/15/15 @ 103	2,973,438
300,000	Berry Plastics Corp.	B	8.25%	11/15/2015	11/15/13 @ 102	317,250
4,000,000	Sealed Air Corp.(a)	BB-	8.13%	09/15/2019	09/15/15 @ 104	4,470,000
						11,090,688

	Pharmaceuticals - 4.0%
1,250,000	BioScrip, Inc.	B-	10.25%	10/01/2015	04/01/13 @ 105	1,356,250
5,550,000	Mylan, Inc.(a)	BB	7.88%	07/15/2020	07/15/15 @ 104	6,299,250
2,900,000	Omnicare, Inc.	BB	7.75%	06/01/2020	06/01/15 @ 104	3,211,750
						10,867,250

	Pipelines - 1.2%
500,000	Kinder Morgan Kansas, Inc.	BB	5.15%	03/01/2015	N/A	528,766
2,550,000	MarkWest Energy Partners, LP / MarkWest Energy Finance Corp.	BB	6.75%	11/01/2020	11/01/15 @ 103	2,760,375
						3,289,141

	Real Estate Investment Trusts - 1.4%
307,000	Host Hotels & Resorts, LP, Series O	BB+	6.38%	03/15/2015	03/15/13 @ 100	310,263
3,325,000	Rouse Co., LLC	BB+	6.75%	11/09/2015	05/09/13 @ 103	3,520,344
						3,830,607

	Retail - 2.6%
200,000	Neiman Marcus Group, Inc.	B-	10.38%	10/15/2015	10/15/13 @ 100	205,752
2,600,000	PVH Corp.	BB+	7.38%	05/15/2020	05/15/15 @ 104	2,925,000
3,500,000	Rite AID Corp.(b)	B+	8.00%	08/15/2020	08/15/15 @ 104	3,955,000
						7,085,752

	Savings & Loans - 0.4%
1,000,000	Amsouth Bank NA, Series AI	BBB-	5.20%	04/01/2015	N/A	1,032,500

	Software - 1.4%
300,000	First Data Corp.	B-	9.88%	09/24/2015	09/30/13 @ 100	306,000
3,400,000	First Data Corp.(b)	B-	9.88%	09/24/2015	09/30/13 @ 100	3,485,000
						3,791,000

	Telecommunications - 9.9%
2,800,000	Avaya, Inc.(b)	CCC+	9.75%	11/01/2015	11/01/13 @ 100	2,443,000
500,000	Cincinnati Bell, Inc.	B	7.00%	02/15/2015	02/15/13 @ 100	507,500
7,615,000	Clearwire Communications, LLC / Clearwire Finance, Inc.(a)	CCC	12.00%	12/01/2015	12/01/12 @ 106	7,576,925
4,400,000	Clearwire Communications, LLC / Clearwire Finance, Inc.(a)	CCC	12.00%	12/01/2015	12/01/12 @ 106	4,356,000
1,000,000	Cricket Communications, Inc.	B-	10.00%	07/15/2015	07/15/13 @ 103	1,037,500
1,575,000	Frontier Communications Corp.	BB	6.63%	03/15/2015	N/A	1,697,062
1,400,000	Frontier Communications Corp.	BB	7.88%	04/15/2015	N/A	1,564,500
3,310,000	Nextel Communications, Inc., Series D	B+	7.38%	08/01/2015	N/A	3,343,100
1,340,000	SBA Telecommunications, Inc.	B+	8.25%	08/15/2019	08/15/14 @ 104	1,494,100
2,700,000	Windstream Corp.	B	7.75%	10/15/2020	10/15/15 @ 104	2,848,500
						26,868,187

	Trucking & Leasing - 0.1%
400,000	Maxim Crane Works, LP / Maxim Finance Corp.(a)	B	12.25%	04/15/2015	04/15/13 @ 105	394,000

	Total Corporate Bonds - 97.1%
	(Cost $260,167,332)					264,132,180

Number
of Shares	Description					Value
	Exchange Traded Fund - 0.6%
40,000	SPDR Barclays Capital High Yield Bond ETF(b)					$1,605,600
	(Cost $1,593,954)

	Total Long-Term Investments - 97.7%
	(Cost $261,761,286)					$265,737,780

	Investments of Collateral for Securities Loaned - 1.8%

4,903,471	BNY Mellon Securities Lending Overnight Fund, 0.1928%(c) (d)					$4,903,471
	(Cost $4,903,471)

	Total Investments - 99.5%
	(Cost $266,664,757)					270,641,251
	Other Assets in excess of Liabilities - 0.5%					1,270,031
	Net Assets - 100.0%					$ 271,911,282

LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2012 these securities amounted to $61,556,814, which represents 22.7% of net assets.

(b) Security, or portion thereof, was on loan at August 31, 2012.
(c) At August 31, 2012, the total market value of the Fund's securities on loan was $4,788,879 and the total market value of the collateral held by the Fund was $4,903,471.
(d) Interest rate shown reflects yield as of August 31, 2012.

BSJF | Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Country Allocation***
United States	93.6%
Canada	5.8%
United Kingdom	0.6%
*** Subject to change daily. Based on long-term investments.

At August 31, 2012 the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$266,819,875	$4,677,984	$(856,608)	$3,821,376

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at August 31, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$264,132	$-	$264,132
Exchange Traded Fund	1,606	-	-	1,606
Investments of Collateral for Securities Loaned	4,903	-	-	4,903
Total	$6,509	$264,132	$-	$270,641

During the three months ended August 31, 2012, there were no transfers between levels.

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
Portfolio of Investments
August 31, 2012 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 96.8%
	Corporate Bonds - 95.5%
	Agriculture - 1.2%
$250,000	Alliance One International, Inc.	B-	10.00%	07/15/2016	07/15/13 @ 105	$255,312

	Banks - 2.4%
481,234	CIT Group, Inc.(a)	BB-	7.00%	05/02/2016	N/A	483,039

	Beverages - 0.6%
100,000	Constellation Brands, Inc.	BB+	7.25%	09/01/2016	N/A	114,500

	Building Materials - 2.0%
100,000	Lafarge SA (France)	BB+	6.50%	07/15/2016	N/A	109,500
300,000	USG Corp.	B-	6.30%	11/15/2016	N/A	289,500
						399,000

	Chemicals - 2.4%
400,000	Huntsman International LLC	BB-	5.50%	06/30/2016	N/A	401,500
100,000	INEOS Group Holdings SA (Luxembourg)(a)	CCC+	8.50%	02/15/2016	02/15/13 @ 101	94,750
						496,250

	Coal - 0.5%
100,000	Peabody Energy Corp.	BB+	7.38%	11/01/2016	N/A	112,250

	Commercial Services - 2.9%
100,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	B	7.75%	05/15/2016	05/15/13 @ 101	103,126
350,000	PHH Corp.	BB-	9.25%	03/01/2016	N/A	387,625
100,000	R.R. Donnelley & Sons	BB	8.60%	08/15/2016	N/A	110,000
						600,751

	Computers - 2.1%
400,000	iGATE Corp.	B+	9.00%	05/01/2016	05/01/14 @ 105	435,000

	Diversified Financial Services - 4.6%
475,000	CNH Capital, LLC(a)	BB	6.25%	11/01/2016	N/A	517,750
400,000	E*TRADE Financial Corp.	B-	6.75%	06/01/2016	N/A	418,000
						935,750

	Electric - 1.4%
100,000	AES Corp.	BB-	9.75%	04/15/2016	N/A	120,000
150,000	DPL, Inc.(a)	BB+	6.50%	10/15/2016	09/15/16 @ 100	165,750
						285,750

	Food - 1.0%
100,000	Dean Foods Co.(b)	B-	7.00%	06/01/2016	N/A	106,625
100,000	SUPERVALU, Inc.(b)	B-	8.00%	05/01/2016	N/A	90,000
						196,625

	Forest Products & Paper - 0.5%
100,000	Longview Fibre Paper & Packing, Inc.(a)	B+	8.00%	06/01/2016	06/01/13 @ 104	104,000

	Gas - 3.2%
600,000	Sabine Pass LNG, LP	BB+	7.50%	11/30/2016	N/A	645,000

	Health Care Products - 3.8%
500,000	Alere, Inc.	B	7.88%	02/01/2016	02/01/13 @104	524,375
250,000	Alere, Inc.	B-	9.00%	05/15/2016	05/15/13 @ 105	260,000
						784,375

	Health Care Services - 8.6%
600,000	HCA, Inc.	B-	6.50%	02/15/2016	N/A	651,000
500,000	Health Management Associates, Inc.	BB-	6.13%	04/15/2016	N/A	542,500
500,000	Symbion, Inc.	B	8.00%	06/15/2016	06/15/14 @ 104	507,812
50,000	Universal Health Services, Inc.	BB+	7.13%	06/30/2016	N/A	57,125
						1,758,437

	Home Builders - 6.9%
500,000	Centex Corp.	BB-	6.50%	05/01/2016	N/A	556,250
300,000	D.R. Horton, Inc.	BB-	6.50%	04/15/2016	N/A	334,500
250,000	Lennar Corp.	B+	6.50%	04/15/2016	N/A	268,125
200,000	Standard Pacific Corp.	B	10.75%	09/15/2016	N/A	242,500
						1,401,375

	Household Products & Housewares - 0.5%
100,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC	B+	7.75%	10/15/2016	N/A	104,750

	Internet - 2.6%
470,000	Equinix, Inc.	BB-	7.00%	07/15/2021	07/15/16 @ 104	529,338

	Iron & Steel - 0.9%
200,000	APERAM (Luxembourg)(a)	BB-	7.38%	04/01/2016	10/01/13 @ 104	175,500

	Leisure Time - 0.5%
100,000	Sabre Holdings Corp.	CCC+	8.35%	03/15/2016	N/A	98,875

	Lodging - 6.2%
500,000	Boyd Gaming Corp.	CCC+	7.13%	02/01/2016	02/01/13 @ 101	488,750
225,000	CityCenter Holdings, LLC / CityCenter Finance Corp.(a)	B1	7.63%	01/15/2016	01/15/14 @ 104	239,625
100,000	CityCenter Holdings, LLC / CityCenter Finance Corp.	B	7.63%	01/15/2016	01/15/14 @ 104	106,750
100,000	MGM Resorts International	B-	6.88%	04/01/2016	N/A	103,000
120,000	MGM Resorts International	B-	7.50%	06/01/2016	N/A	125,850
100,000	MGM Resorts International	B-	10.00%	11/01/2016	N/A	111,875
80,000	Sugarhouse HSP Gaming Prop. Mezz., LP / Sugarhouse HSP Gaming Finance Corp.(a)	B-	8.63%	04/15/2016	10/15/13 @ 104	85,600
						1,261,450

	Machinery-Diversified - 0.6%
100,000	CNH America, LLC	BB+	7.25%	01/15/2016	N/A	113,000

	Media - 8.4%
557,000	AMC Networks, Inc.	BB-	7.75%	07/15/2021	07/15/16 @ 104	633,587
690,000	DISH DBS Corp.	BB-	7.13%	02/01/2016	N/A	762,450
100,000	New York Times Co.	B+	6.63%	12/15/2016	N/A	109,000
100,000	Quebecor Media, Inc. (Canada)	B+	7.75%	03/15/2016	03/15/13 @ 101	103,375
100,000	Salem Communications Corp.	B	9.63%	12/15/2016	12/15/13 @ 105	111,875
						1,720,287

	Mining - 0.5%
100,000	Vulcan Materials Co.	BB	6.50%	12/01/2016	N/A	108,000

	Oil & Gas - 5.0%
100,000	Concho Resources, Inc.	BB+	7.00%	01/15/2021	01/15/16 @ 104	112,000
500,000	Continental Resources, Inc.	BB+	7.13%	04/01/2021	04/01/16 @ 104	562,500
100,000	Quicksilver Resources, Inc.(b)	CCC	7.13%	04/01/2016	04/01/13 @ 101	81,500
250,000	SandRidge Energy, Inc.	B	9.88%	05/15/2016	05/15/13 @ 105	275,625
						1,031,625

	Oil & Gas Services - 1.5%
300,000	Basic Energy Services, Inc.	B+	7.13%	04/15/2016	04/15/13 @ 101	301,500

	Packaging & Containers - 3.7%
100,000	Owens-Brockway Glass Container, Inc.	BB	7.38%	05/15/2016	N/A	114,500
500,000	Packaging Dynamics Corp.(a)	B	8.75%	02/01/2016	02/01/13 @ 104	533,125
100,000	Sealed Air Corp.(a)	BB-	8.38%	09/15/2021	09/15/16 @ 104	113,000
						760,625

	Pharmaceuticals - 1.0%
100,000	Elan Finance PLC / Elan Finance Corp. (Ireland)	BB-	8.75%	10/15/2016	10/15/13 @ 104	109,000
100,000	Valeant Pharmaceuticals International(a)	BB-	6.50%	07/15/2016	07/15/13 @ 103	106,000
						215,000

	Pipelines - 1.6%
100,000	Kinder Morgan Finance Co. ULC (Canada)	BB	5.70%	01/05/2016	N/A	108,216
200,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BB	8.25%	07/01/2016	07/01/13 @ 102	209,500
						317,716

	Real Estate Investment Trusts - 0.5%
100,000	iStar Financial, Inc., Series 1	B+	5.88%	03/15/2016	N/A	94,500

	Retail - 3.4%
400,000	McJunkin Red Man Corp.	B	9.50%	12/15/2016	12/15/13 @ 105	438,000
250,000	Toys "R" US, Inc.(a) (b)	B+	7.38%	09/01/2016	09/01/13 @ 104	253,125
						691,125

	Software - 3.3%
700,000	First Data Corp.	CCC+	11.25%	03/31/2016	09/04/12 @ 106	675,500

	Telecommunications - 8.2%
100,000	Clearwire Communications, LLC / Clearwire Finance, Inc.(a)	CCC	14.75%	12/01/2016	N/A	108,750
300,000	Cricket Communications, Inc.	B+	7.75%	05/15/2016	05/15/13 @ 104	318,000
500,000	ITC Deltacom, Inc.	B-	10.50%	04/01/2016	04/01/13 @ 105	541,250
700,000	Sprint Nextel Corp.	B+	6.00%	12/01/2016	N/A	717,500
						1,685,500

	Textiles - 0.5%
100,000	Mohawk Industries, Inc.	BBB-	6.38%	01/15/2016	N/A	111,750

	Transportation - 2.5%
500,000	CEVA Group PLC (United Kingdom)(a)	CCC+	11.63%	10/01/2016	10/01/13 @ 106	520,000

	Total Corporate Bonds - 95.5%
	(Cost $19,240,078)					19,523,455

Number
of Shares	Description					Value
	Exchange Traded Fund - 1.3%
6,500	SPDR Barclays Capital High Yield Bond ETF					260,910
	(Cost $257,631)

	Total Long-Term Investments - 96.8%
	(Cost $19,497,709)					19,784,365

	Investments of Collateral for Securities Loaned - 1.3%

262,050	BNY Mellon Securities Lending Overnight Fund, 0.1928%(c) (d)					262,050
	(Cost $262,050)

	Total Investments - 98.1%
	(Cost $19,759,759)					20,046,415
	Other Assets in excess of Liabilities - 1.9%					392,686
	Net Assets - 100.0%					$20,439,101

LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation
ULC - Unlimited Liability Company

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2012 these securities amounted to $3,500,014, which represents 17.1% of net assets.

(b) Security, or portion thereof, was on loan at August 31, 2012.
(c) At August 31, 2012, the total market value of the Fund's securities on loan was $255,883 and the total market value of the collateral held by the Fund was $262,050.
(d) Interest rate shown reflects yield as of August 31, 2012.

BSJG | Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

Country Allocation***
United States	93.7%
United Kingdom	2.6%
Luxembourg	1.4%
Canada	1.1%
France	0.6%
Ireland	0.6%
*** Subject to change daily. Based on long-term investments.

At August 31, 2012 the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$19,759,759	$343,340	$(56,684)	$286,656

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at August 31, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$19,523	$-	$19,523
Exchange Traded Fund	261	-	-	261
Investments of Collateral for Securities Loaned	262	-	-	262
Total	$523	$19,523	$-	$20,046

During the three months ended August 31, 2012, there were no transfers between levels.

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Portfolio of Investments
August 31, 2012 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 96.6%
	Advertising - 2.3%
$300,000	Sitel, LLC / Sitel Finance Corp.(a)	B	11.00%	08/01/2017	08/01/14 @ 106	$297,000

	Aerospace & Defense - 0.8%
100,000	Kratos Defense & Security Solutions, Inc.	B	10.00%	06/01/2017	06/01/14 @ 105	107,000

	Auto Manufacturers - 0.7%
75,000	Oshkosh Corp.	BB	8.25%	03/01/2017	03/01/14 @ 104	82,875

	Auto Parts & Equipment - 2.5%
300,000	Schaeffler Finance BV (Netherlands)(a)	B+	7.75%	02/15/2017	N/A	326,250

	Banks - 8.2%
250,000	Ally Financial, Inc.	B+	5.50%	02/15/2017	N/A	260,282
400,000	Ally Financial, Inc.	B+	6.25%	12/01/2017	N/A	433,703
250,000	CIT Group, Inc.	BB-	5.00%	05/15/2017	N/A	260,781
100,000	Synovus Financial Corp.	B-	5.13%	06/15/2017	N/A	97,000
						1,051,766

	Beverages - 0.9%
100,000	Constellation Brands, Inc.	BB+	7.25%	05/15/2017	N/A	115,625

	Coal - 2.9%
350,000	CONSOL Energy, Inc.	BB	8.00%	04/01/2017	04/01/14 @ 104	378,875

	Commercial Services - 3.4%
100,000	RR Donnelley & Sons Co.	BB	6.13%	01/15/2017	N/A	100,000
300,000	Service Corp. International	BB-	7.00%	06/15/2017	N/A	343,500
						443,500

	Diversified Financial Services - 4.3%
400,000	Credit Acceptance Corp.	BB	9.13%	02/01/2017	02/01/14 @ 105	442,000
100,000	Ford Motor Credit Co., LLC	BB+	6.63%	08/15/2017	N/A	115,081
						557,081

	Electric - 6.1%
500,000	AES Corp.	BB-	8.00%	10/15/2017	N/A	586,250
100,000	Calpine Corp.(a)	BB-	7.25%	10/15/2017	10/15/13 @ 104	107,500
100,000	InterGen NV (Netherlands)(a)	BB-	9.00%	06/30/2017	06/30/13 @ 103	98,000
						791,750

	Electrical Components & Equipment - 1.2%
150,000	WireCo WorldGroup, Inc.	B	9.50%	05/15/2017	05/15/13 @ 105	156,375

	Food - 3.7%
100,000	Bumble Bee Acquisition Corp.(a)	B	9.00%	12/15/2017	12/15/14 @ 105	102,750
250,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.	CCC+	8.25%	09/01/2017	09/01/13 @ 106	266,250
100,000	Smithfield Foods, Inc.	BB	7.75%	07/01/2017	N/A	112,125
						481,125

	Hand & Machine Tools - 2.0%
250,000	Thermadyne Holdings Corp.	B-	9.00%	12/15/2017	12/15/13 @ 107	262,500

	Health Care Services - 0.9%
100,000	Fresenius Medical Care US Finance, Inc.	BB+	6.88%	07/15/2017	N/A	114,500

	Home Builders - 0.7%
75,000	KB Home	B	9.10%	09/15/2017	N/A	82,969

	Internet - 0.8%
100,000	Netflix, Inc.	BB-	8.50%	11/15/2017	11/15/13 @ 104	107,500

	Iron & Steel - 1.2%
50,000	Commercial Metals Co.	BB+	6.50%	07/15/2017	N/A	51,500
100,000	United States Steel Corp.(b)	BB	6.05%	06/01/2017	N/A	100,500
						152,000

	Lodging - 0.8%
100,000	MGM Resorts International	B-	7.63%	01/15/2017	N/A	103,875

	Machinery-Construction & Mining - 2.0%
250,000	Terex Corp.	B	8.00%	11/15/2017	11/15/12 @ 104	263,125

	Machinery-Diversified - 4.6%
500,000	Case New Holland, Inc.	BB+	7.88%	12/01/2017	N/A	590,000

	Media - 8.6%
400,000	Cablevision Systems Corp.	B+	8.63%	09/15/2017	N/A	460,000
350,000	DISH DBS Corp.(a)	BB-	4.63%	07/15/2017	N/A	355,250
100,000	McClatchy Co.	B	11.50%	02/15/2017	02/15/13 @ 109	106,500
75,000	Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc.	B	8.88%	04/15/2017	04/15/14 @ 104	81,000
100,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (Germany)(a)	BB-	8.13%	12/01/2017	12/01/12 @ 108	108,750
						1,111,500

	Metal Fabricate & Hardware - 0.8%
100,000	Mueller Water Products	CCC+	7.38%	06/01/2017	06/01/13 @ 102	103,250

	Mining - 0.8%
100,000	Vulcan Materials Co.	BB	6.40%	11/30/2017	N/A	106,250

	Miscellaneous Manufacturing - 0.9%
100,000	SPX Corp.	BB+	6.88%	09/01/2017	N/A	111,500

	Oil & Gas - 7.4%
100,000	Comstock Resources, Inc.	B-	8.38%	10/15/2017	10/05/13 @ 104	102,500
100,000	Hercules Offshore, Inc.(a)	B+	7.13%	04/01/2017	04/01/14 @ 105	103,125
100,000	Stone Energy Corp.	B	8.63%	02/01/2017	02/01/14 @ 104	105,500
300,000	Sunoco, Inc.	BB+	5.75%	01/15/2017	N/A	333,315
100,000	Swift Energy Co.	B+	7.13%	06/01/2017	06/01/13 @ 102	103,250
100,000	Tesoro Corp.	BB+	6.50%	06/01/2017	06/01/13 @ 102	103,875
100,000	WPX Energy, Inc.	BB+	5.25%	01/15/2017	N/A	105,750
						957,315

	Packaging & Containers - 1.9%
250,000	Pactiv LLC	B-	8.13%	06/15/2017	N/A	238,125

	Pharmaceuticals - 2.9%
350,000	Valeant Pharmaceuticals International(a)	BB-	6.75%	10/01/2017	10/01/14 @ 103	373,625

	Pipelines - 0.9%
100,000	El Paso LLC	BB	7.00%	06/15/2017	N/A	114,881

	Retail - 8.0%
100,000	Ferrellgas, LP / Ferrellgas Finance Corp.	B-	9.13%	10/01/2017	10/01/13 @ 105	107,750
100,000	Limited Brands, Inc.	BB-	6.90%	07/15/2017	N/A	114,250
300,000	Logan's Roadhouse, Inc.(b)	B-	10.75%	10/15/2017	10/15/13 @ 108	294,000
100,000	Rite Aid Corp.	B-	7.50%	03/01/2017	03/01/13 @ 103	103,250
400,000	Rite Aid Corp.(b)	CCC	9.50%	06/15/2017	06/15/13 @ 103	414,500
						1,033,750

	Telecommunications - 12.8%
70,000	Cincinnati Bell, Inc.	B	8.25%	10/15/2017	10/15/13 @ 104	75,250
100,000	Frontier Communications Corp.	BB	8.25%	04/15/2017	N/A	112,000
250,000	Inmarsat Finance PLC (United Kingdom)(a)	BB+	7.38%	12/01/2017	12/01/13 @ 104	273,125
100,000	Level 3 Financing, Inc.	CCC	8.75%	02/15/2017	N/A	104,375
100,000	Sprint Nextel Corp.	B+	9.13%	03/01/2017	N/A	112,500
500,000	Sprint Nextel Corp.	B+	8.38%	08/15/2017	N/A	552,500
300,000	Telesat Canada / Telesat, LLC (Canada)(a)	B-	6.00%	05/15/2017	05/15/14 @ 103	313,500
100,000	Windstream Corp.	B	7.88%	11/01/2017	N/A	109,250
						1,652,500

	Transportation - 1.6%
100,000	Bristow Group, Inc.	BB	7.50%	09/15/2017	09/15/13 @ 103	103,750
100,000	CEVA Group PLC (United Kingdom)(a)	B-	8.38%	12/01/2017	12/01/13 @ 106	98,250
						202,000

	Total Corporate Bonds - 96.6%
	(Cost $12,295,556)					12,470,387

Number
of Shares	Description					Value
	Exchange Traded Fund - 1.1%
3,500	SPDR Barclays Capital High Yield Bond ETF					140,490
	(Cost $138,098)

	Total Long-Term Investments - 97.7%
	(Cost $12,433,654)					12,610,877

	Investments of Collateral for Securities Loaned - 1.6%
207,840	BNY Mellon Securities Lending Overnight Fund, 0.1928%(c) (d)					207,840
	(Cost $207,840)

	Total Investments - 99.3%
	(Cost $12,641,494)					12,818,717
	Other Assets in excess of Liabilities - 0.7%					91,273
	Net Assets - 100.0%					$ 12,909,990

BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company
GmbH - Limited Liability

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2012, these securities amounted to $2,557,125, which represents 19.8% of net assets.

(b) Security, or portion thereof, was on loan at August 31, 2012.
(c) At August 31, 2012, the total market value of the Fund's securities on loan was $202,720 and the total market value of the collateral held by the Fund was $207,840.
(d) Interest rate shown reflects yield as of August 31, 2012.

See previously submitted notes to financial statements for the period ended May 31, 2012.

Country Allocation***
United States	90.3%
Netherlands	3.4%
United Kingdom	2.9%
Canada	2.5%
Germany	0.9%
*** Subject to change daily. Based on long-term investments.

At August 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$12,641,494	$193,389	$(16,166)	$177,223

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at August 31, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$12,470	$-	$12,470
Exchange Traded Fund	141	-	-	141
Investments of Collateral for Securities Loaned	208	-	-	208
Total	$349	$12,470	$-	$12,819

During the three months ended August 31, 2012, there were no transfers between levels.

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Portfolio of Investments
August 31, 2012 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 97.8%
	Corporate Bonds - 96.9%
	Auto Parts & Equipment - 2.0%
$300,000	Meritor, Inc.	B-	10.63%	03/15/2018	03/15/14 @ 105	$312,375
46,000	Tomkins, LLC / Tomkins, Inc.	BB-	9.00%	10/01/2018	10/01/14 @ 105	51,520
						363,895

	Banks - 3.5%
359,000	Ally Financial, Inc.	B-	8.00%	12/31/2018	N/A	404,773
100,000	CIT Group, Inc.	BB-	5.25%	03/15/2018	N/A	104,375
100,000	CIT Group, Inc.(a)	BB-	6.63%	04/01/2018	N/A	109,375
						618,523

	Building Materials - 2.3%
300,000	Ply Gem Industries, Inc.	B-	8.25%	02/15/2018	02/15/14 @ 106	308,250
100,000	USG Corp.	B-	9.75%	01/15/2018	N/A	107,750
						416,000

	Chemicals - 0.6%
100,000	Hexion US Finance	CCC+	8.88%	02/01/2018	02/01/14 @ 104	101,250

	Coal - 2.9%
200,000	Peabody Energy Corp.(a)	BB+	6.00%	11/15/2018	N/A	205,500
300,000	Penn Virginia Resource Partners, LP / Penn Virginia Resource Finance Corp.	B	8.25%	04/15/2018	04/15/14 @ 104	306,000
						511,500

	Commercial Services - 7.3%
500,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.	B	9.63%	03/15/2018	03/15/14 @ 105	557,500
500,000	Hertz Corp.	B	7.50%	10/15/2018	10/15/14 @ 104	541,875
100,000	RR Donnelley & Sons Co.	BB	7.25%	05/15/2018	N/A	100,500
100,000	UR Financing Escrow Corp.(a)	BB	5.75%	07/15/2018	07/15/15 @ 103	106,000
						1,305,875

	Electric - 2.4%
300,000	Ipalco Enterprises, Inc.	BB+	5.00%	05/01/2018	N/A	314,250
100,000	NRG Energy, Inc.	BB-	7.63%	01/15/2018	N/A	107,500
						421,750

	Entertainment - 6.0%
500,000	Diamond Resorts Corp.	B-	12.00%	08/15/2018	08/15/14 @ 106	534,375
500,000	Scientific Games Corp.	BB-	8.13%	09/15/2018	09/15/14 @ 104	546,250
						1,080,625

	Environmental Control - 1.6%
250,000	Darling International, Inc.	BB+	8.50%	12/15/2018	12/15/14 @ 104	284,375

	Food - 3.0%
500,000	TreeHouse Foods, Inc.	BB-	7.75%	03/01/2018	03/01/14 @ 104	546,250

	Health Care Products - 0.6%
100,000	Kinetics Concept, Inc. / KCI USA, Inc.(a)	B	10.50%	11/01/2018	11/01/15 @ 105	102,250

	Health Care Services - 4.3%
300,000	DaVita, Inc.	B	6.38%	11/01/2018	11/01/13 @ 105	321,000
100,000	Fresenius Medical Care US Finance, Inc.(a)	BB+	6.50%	09/15/2018	N/A	112,625
100,000	HCA, Inc.	B-	8.00%	10/01/2018	N/A	114,000
100,000	Tenet Healthcare Corp.	BB-	6.25%	11/01/2018	N/A	109,062
100,000	Vanguard Health Holding Co. II, LLC	B-	8.00%	02/01/2018	02/01/14 @ 104	105,500
						762,187

	Home Builders - 1.8%
300,000	Lennar Corp.	B+	6.95%	06/01/2018	N/A	326,625

	Household Products & Housewares - 1.2%
100,000	Central Garden & Pet Co.	B	8.25%	03/01/2018	03/01/14 @ 104	105,000
100,000	Reynolds Group Issuer, Inc.	CCC+	8.50%	05/15/2018	05/15/14 @ 104	101,750
						206,750

	Insurance - 0.9%
150,000	CNO Financial Group, Inc.(a)	B+	9.00%	01/15/2018	01/15/14 @ 107	164,812

	Iron & Steel - 1.3%
150,000	APERAM (Luxembourg)(a)	BB-	7.75%	04/01/2018	04/01/15 @ 104	125,250
100,000	US Steel Corp.(b)	BB	7.00%	02/01/2018	N/A	102,250
						227,500

	Lodging - 3.4%
100,000	Boyd Gaming Corp.	B	9.13%	12/01/2018	12/01/14 @ 105	104,125
400,000	Marina District Finance Co., Inc.(b)	B+	9.88%	08/15/2018	08/15/14 @ 105	387,500
100,000	MGM Resorts International	B-	11.38%	03/01/2018	N/A	115,750
						607,375

	Media - 12.9%
100,000	Cablevision Systems Corp.	B+	7.75%	04/15/2018	N/A	108,750
500,000	CSC Holdings, LLC	BB	7.88%	02/15/2018	N/A	575,000
100,000	CSC Holdings, Inc.	BB	7.63%	07/15/2018	N/A	114,250
400,000	Gannett Co., Inc.	BB	7.13%	09/01/2018	09/01/14 @ 104	441,000
300,000	Nara Cable Funding Ltd. (Ireland)(a)	B+	8.88%	12/01/2018	12/01/13 @ 109	269,250
400,000	Nara Cable Funding Ltd. (Ireland)(a)	B+	8.88%	12/01/2018	12/01/13 @ 109	365,000
300,000	Sinclair Television Group, Inc.	B	8.38%	10/15/2018	10/15/14 @ 104	329,625
100,000	XM Satellite Radio, Inc.(a)	BB	7.63%	11/01/2018	11/01/14 @ 104	111,000
						2,313,875

	Metal Fabricate & Hardware - 3.9%
300,000	Atkore International, Inc.	B	9.88%	01/01/2018	01/01/14 @ 107	286,500
400,000	JMC Steel Group(a)	B	8.25%	03/15/2018	03/15/14 @ 106	411,000
						697,500

	Mining - 4.8%
500,000	Aleris International, Inc.	B+	7.63%	02/15/2018	02/15/14 @ 106	523,750
300,000	Vulcan Materials Co.	BB	7.00%	06/15/2018	N/A	328,500
						852,250

	Miscellaneous Manufacturing - 1.2%
100,000	Bombardier, Inc. (Canada)(a)	BB+	7.50%	03/15/2018	N/A	111,750
100,000	RBS Global, Inc. / Rexnord, LLC	B	8.50%	05/01/2018	05/01/14 @ 104	110,500
						222,250

	Office & Business Equipment - 1.9%
300,000	CDW, LLC / CDW Finance Corp.	B	8.00%	12/15/2018	12/15/14 @ 104	334,500

	Oil & Gas - 4.8%
100,000	Carrizo Oil & Gas, Inc.	B	8.63%	10/15/2018	10/15/14 @ 104	107,250
100,000	Newfield Exploration Co.	BB+	7.13%	05/15/2018	05/15/13 @ 104	106,250
100,000	SandRidge Energy, Inc.(a)	B	8.00%	06/01/2018	06/01/13 @ 104	104,750
500,000	Whiting Petroleum Corp.	BB+	6.50%	10/01/2018	10/01/14 @ 103	540,625
						858,875

	Oil & Gas Services - 0.8%
150,000	Exterran Holdings, Inc.	BB	7.25%	12/01/2018	12/01/13 @ 105	152,250

	Packaging & Containers - 0.4%
75,000	Berry Plastics Corp.	CCC	9.50%	05/15/2018	05/15/14 @ 105	81,375

	Pharmaceuticals - 6.0%
100,000	Grifols, Inc.	B+	8.25%	02/01/2018	02/01/14 @ 106	110,500
500,000	Mylan, Inc.(a)	BB	6.00%	11/15/2018	11/15/14 @ 103	537,500
100,000	Valeant Pharmaceuticals International(a)	BB-	6.88%	12/01/2018	12/01/14 @ 103	105,750
300,000	Warner Chilcott Co., LLC / Warner Chilcott Finance, LLC (Puerto Rico)	BB-	7.75%	09/15/2018	09/15/14 @ 104	324,750
						1,078,500

	Pipelines - 0.6%
100,000	Kinder Morgan Finance Co., LLC(a)	BB	6.00%	01/15/2018	N/A	107,144

	Retail - 4.1%
86,000	CKE Restaurants, Inc.	B-	11.38%	07/15/2018	07/15/14 @ 106	99,437
100,000	DineEquity, Inc.	CCC+	9.50%	10/30/2018	10/30/14 @ 105	112,750
100,000	JC Penney Corp., Inc.(b)	B+	5.75%	02/15/2018	N/A	94,000
75,000	Michaels Stores, Inc.	CCC+	7.75%	11/01/2018	11/01/14 @ 104	80,250
400,000	Toys "R" US, Inc.	CCC+	7.38%	10/15/2018	N/A	348,500
						734,937

	Semiconductors - 0.6%
100,000	Freescale Semiconductor, Inc.(a)	B	10.13%	03/15/2018	03/15/14 @ 105	110,000

	Shipbuilding - 0.6%
100,000	Huntington Ingalls Industries, Inc.	B+	6.88%	03/15/2018	03/15/15 @ 103	107,500

	Software - 1.6%
100,000	Audatex North America, Inc.(a)	BB	6.75%	06/15/2018	06/15/14 @ 103	107,750
150,000	Infor US, Inc.(a)	B-	11.50%	07/15/2018	07/15/15 @ 106	171,750
						279,500

	Telecommunications - 5.0%
100,000	Cincinnati Bell, Inc.	CCC+	8.75%	03/15/2018	03/15/14 @ 104	101,500
75,000	Frontier Communications Corp.	BB	8.13%	10/01/2018	N/A	83,813
100,000	Level 3 Financing, Inc.	CCC	10.00%	02/01/2018	02/01/14 @ 105	110,250
100,000	PAETEC Holding Corp.	BB+	9.88%	12/01/2018	12/01/14 @ 105	113,750
100,000	Sprint Nextel Corp.(a)	BB-	9.00%	11/15/2018	N/A	118,250
400,000	Wind Acquisition Finance SA (Luxembourg)(a)	BB	7.25%	02/15/2018	11/15/13 @ 105	370,000
						897,563

	Transportation - 2.6%
400,000	CEVA Group PLC (United Kingdom)(a)	CCC+	11.50%	04/01/2018	04/01/14 @ 106	358,000
100,000	Quality Distribution, LLC / QD Capital Corp.	B-	9.88%	11/01/2018	11/01/14 @ 105	108,500
						466,500

	Total Corporate Bonds - 96.9%
	(Cost $17,148,958)					17,342,061

Number
of Shares	Description					Value
	Exchange Traded Fund - 0.9%
4,000	SPDR Barclays Capital High Yield Bond ETF					160,560
	(Cost $157,716)

	Total Long-Term Investments - 97.8%
	(Cost $17,306,674)					17,502,621

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 1.7%

298,500	BNY Mellon Securities Lending Overnight Fund, 0.1928%(c) (d)					298,500
	(Cost $298,500)

	Total Investments - 99.5%
	(Cost $17,605,174)					17,801,121
	Other Assets in excess of Liabilities - 0.5%					88,073
	Net Assets - 100.0%					$17,889,194

LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2012 these securities amounted to $4,284,706, which represents 24.0% of net assets applicable to common shares.

(b) Security, or portion thereof, was on loan at August 31, 2012.
(c) At August 31, 2012, the total market value of the Fund's securities on loan was $291,797 and the total market value of the collateral held by the Fund was $298,500.
(d) Interest rate shown reflects yield as of August 31, 2012.

See previously submitted notes to financial statements for the period ended May 31, 2012.

Country Allocation***
United States	89.0%
Ireland	3.6%
Luxembourg	2.8%
United Kingdom	2.1%
Puerto Rico	1.9%
Canada	0.6%
*** Subject to change daily. Based on total long-term investments.

At August 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$17,605,873	$267,158	$(71,910)	$195,248

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at August 31, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$17,342	$-	$17,342
Exchange Traded Fund	161	-	-	161
Investments of Collateral for Securities Loaned	298	-	-	298
Total	$459	$17,342	$-	$17,801

During the three months ended August 31, 2012, there were no transfers between levels.

GIY Guggenheim Enhanced Core Bond ETF
Portfolio of Investments
August 31, 2012 (unaudited)

Principal
Amount	Description	Rating*	Coupon	Maturity	Value
	Long-Term Investments - 83.6%
	Corporate Bonds - 21.1%
	Banks - 6.2%
$40,000	Bank of America Corp.	A-	7.63%	06/01/2019	$48,916
50,000	Citigroup, Inc.	A-	8.13%	07/15/2039	73,520
50,000	City National Corp.	BBB+	5.25%	09/15/2020	53,944
50,000	Goldman Sachs Group, Inc.	A-	5.38%	03/15/2020	53,967
40,000	JPMorgan Chase & Co.	A	4.75%	03/01/2015	43,449
50,000	Morgan Stanley	A-	7.30%	05/13/2019	56,472
					330,268

	Biotechnology - 0.9%
40,000	Biogen IDEC, Inc.	BBB+	6.88%	03/01/2018	49,240

	Building Materials - 0.9%
40,000	Owens Corning	BBB-	6.50%	12/01/2016	44,665

	Diversified Financial Services - 0.8%
40,000	American Express Co.	BBB+	7.25%	05/20/2014	44,294

	Electric - 1.0%
50,000	Constellation Energy Group, Inc.	BBB-	4.55%	06/15/2015	54,245

	Insurance - 6.2%
50,000	ACE INA Holdings, Inc.	A	2.60%	11/23/2015	52,462
40,000	American Financial Group, Inc.	BBB+	9.88%	06/15/2019	50,592
50,000	Axis Specialty Finance, LLC	A-	5.88%	06/01/2020	55,525
50,000	Chubb Corp.	A+	5.75%	05/15/2018	61,916
50,000	PartnerRe Finance, LLC	A-	6.88%	06/01/2018	59,496
40,000	Willis North America, Inc.	BBB-	6.20%	03/28/2017	45,544
					325,535

	Media - 2.1%
40,000	CBS Corp.	BBB	8.88%	05/15/2019	53,897
50,000	Time Warner, Inc.	BBB	4.75%	03/29/2021	57,431
					111,328

	Oil & Gas - 0.9%
40,000	EQT Corp.	BBB	8.13%	06/01/2019	48,246

	Pipelines - 1.2%
50,000	Oneok, Inc.	BBB	5.20%	06/15/2015	54,555
6,000	Williams Cos., Inc.	BBB-	8.75%	03/15/2032	8,278
					62,833

	Retail - 0.9%
40,000	Macy's Retail Holdings, Inc.	BBB	7.88%	07/15/2015	47,024

	Total Corporate Bonds - 21.1%
	(Cost $1,056,380)				1,117,678

	Mortgage Backed Securities - 44.8%
653,300	Freddie Mac	NR	5.50%	01/01/2039	714,474
1,540,751	Freddie Mac	NR	4.50%	11/01/2039	1,659,086
	(Cost $2,291,989)				2,373,560

	U.S. Government Agency Securities - 9.0%
5,000	Federal Home Loan Banks	AA+	3.13%	12/13/2013	5,186
400,000	Freddie Mac	AA+	5.25%	04/18/2016	468,653
	(Cost $454,779)				473,839

	U.S. Treasury Securities - 8.7%
100,000	U.S. Treasury Note/Bond	NR	4.25%	11/15/2040	133,313
300,000	U.S. Treasury Note/Bond	NR	3.13%	11/15/2041	328,828
	(Cost $450,115)				462,141

	Total Long-Term Investments - 83.6%
	(Cost $4,253,263)				4,427,218

Number
of Shares	Description				Value
	Money Market - 15.7%
834,346	Dreyfus Treasury Prime Cash Management Institutional Shares				834,346
	(Cost $834,346)

	Total Investments - 99.3%
	(Cost $5,087,609)				5,261,564
	Other Assets in excess of Liabilities - 0.7%				34,462
	Net Assets - 100.0%				$5,296,026

LLC - Limited Liability Company

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  Although not rated, U.S. Treasury Securities have an implied rating of AA+/Aa+.   The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

The obligations of certain United States Government sponsered entities are neither issued nor guaranteed by the United States Treasury.

See previously submitted notes to financial statements for the period ended May 31, 2012.

Country Allocation**
United States	100.0%

** Subject to change daily. Based on total long-term investments.

At August 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$5,087,609	$173,955	$0	$173,955

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at August 31, 2012.

The following table represents the Fund's investments carried by caption and by level withing the fair value hierarchy as of August 31, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$1,118	$-	$1,118
Mortgage Backed Securities	-	2,374	-	2,374
U.S. Government Agency Securities	-	474	-	474
U.S. Treasury Securities	-	462	-	462
Money Market Fund	834	-	-	834
Total	$834	$4,428	$-	$5,262

During the three months ended August 31, 2012, there were no transfers between levels.

GSY Guggenheim Enhanced Short Duration ETF
Portfolio of Investments
August 31, 2012 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 29.6%
	Advertising - 1.4%
$2,163,000	WPP Finance (United Kingdom)	BBB	8.00%	09/15/2014	N/A	$ 2,428,346

	Airlines - 0.2%
268,000	United Airlines, Inc.(a)	BB-	9.88%	08/01/2013	02/01/13 @ 100	276,040

	Banks - 10.5%
1,500,000	Barclays Bank PLC (United Kingdom)(b)	A+	1.50%	01/13/2014	N/A	1,500,375
2,000,000	Fifth Third Bancorp	BBB	6.25%	05/01/2013	N/A	2,072,208
300,000	Fifth Third Bank, Series BKNT(b)	BBB+	0.54%	05/17/2013	N/A	299,663
3,000,000	Goldman Sachs Group, Inc., Series MTN(b)	A-	1.45%	07/29/2013	N/A	3,007,971
300,000	JPMorgan Chase & Co., Series 3(b)	A	1.21%	09/30/2013	N/A	301,654
3,000,000	JPMorgan Chase & Co., Series MTN(b)	A	1.25%	01/24/2014	N/A	3,017,541
1,500,000	Korea Development Bank (South Korea)	A	8.00%	01/23/2014	N/A	1,635,831
1,000,000	Morgan Stanley(b)	A-	1.43%	04/29/2013	N/A	996,808
2,250,000	UBS AG, Series FRN (Switzerland)(b)	A	1.45%	01/28/2014	N/A	2,254,324
1,500,000	Wachovia Corp., Series MTN	A+	5.50%	05/01/2013	N/A	1,549,457
300,000	Wachovia Corp., Series MTN(b)	A+	0.63%	08/01/2013	N/A	300,306
1,500,000	Wells Fargo & Co., Series FRN(b)	A+	1.38%	06/26/2015	N/A	1,510,194
						18,446,332

	Beverages - 0.3%
500,000	Anheuser - Busch InBev Worldwide, Inc.(b)	A	0.82%	07/14/2014	N/A	503,099

	Building Materials - 0.9%
1,500,000	CRH America, Inc.	BBB+	5.30%	10/15/2013	N/A	1,561,974

	Diversified Financial Services - 3.2%
400,000	American Express Credit Co.(b)	A-	1.32%	06/24/2014	N/A	404,586
1,400,000	American Honda Finance Corp.(a)	A+	6.70%	10/01/2013	N/A	1,490,847
250,000	Ford Motor Credit Co., LLC	BB+	8.70%	10/01/2014	N/A	283,443
3,000,000	General Electric Capital Corp.(b)	AA+	1.49%	07/02/2015	N/A	3,025,464
350,000	International Lease Finance Corp.	BBB-	6.38%	03/25/2013	N/A	358,750
						5,563,090

	Electric - 1.1%
1,500,000	Abu Dhabi National Energy Co. (United Arab Emirates)(a)	A-	6.60%	08/01/2013	N/A	1,573,500
350,000	AES Corp.	BB-	7.75%	03/01/2014	N/A	382,375
						1,955,875

	Healthcare-Services - 0.6%
1,000,000	Laboratory Corp. of America Holdings	BBB+	5.50%	02/01/2013	N/A	1,017,813

	Insurance - 4.6%
3,240,000	Allstate Life Global Funding Trusts, Series MTN	A+	5.38%	04/30/2013	N/A	3,345,485
500,000	Berkshire Hathaway, Inc., Series FRN(b)	AA+	1.13%	08/15/2014	N/A	506,080
1,800,000	MetLife Institutional Funding II(a) (b)	AA-	1.36%	04/04/2014	N/A	1,812,146
400,000	MetLife, Inc.(b)	A-	1.69%	08/06/2013	N/A	404,207
2,000,000	New York Life Global Funding(a) (b)	AA+	0.59%	06/18/2014	N/A	2,001,628
						8,069,546

	Media - 0.6%
1,000,000	Time Warner Cable, Inc.	BBB	8.25%	02/14/2014	N/A	1,105,245

	Mining - 1.4%
2,500,000	Rio Tinto Finance USA PLC (United Kingdom)	A-	1.13%	03/20/2015	N/A	2,517,355

	Office & Business Equipment - 1.4%
2,500,000	Xerox Corp., Series FRN(b)	BBB-	1.87%	09/13/2013	N/A	2,517,922

	Oil & Gas - 0.6%
1,000,000	Canadian Oil Sands Ltd. (Canada)(a)	BBB	5.80%	08/15/2013	N/A	1,039,279

	Real Estate Investment Trusts - 0.9%
1,600,000	Hospitality Properties Trust	BBB-	6.75%	02/15/2013	N/A	1,600,869

	Transportation - 1.9%
2,240,000	CSX Corp.	BBB	5.75%	03/15/2013	N/A	2,298,894
1,000,000	CSX Corp.	BBB	5.50%	08/01/2013	N/A	1,043,579
						3,342,473

	Total Corporate Bonds - 29.6%
	(Cost $51,689,511)					51,945,258

	Asset Backed Securities - 5.6%
	Collateralized Debt Obligation - 1.0%
188,322	Putnam Structured Product CDO, Series 2001-1A, Class A1SS (Cayman Islands)(a) (b)	AA	0.93%	02/25/2032	N/A	177,797
4,678	Saturn Ventures Ltd., Series 2003-1A, Class A1 (Cayman Islands)(a) (b)	AA	0.94%	11/03/2038	N/A	4,602
1,580,434	South Coast Funding, Series 5A, Class A1 (Cayman Islands)(a) (b)	A	0.80%	08/06/2039	N/A	1,519,193
						1,701,592

	Collateralized Loan Obligation - 1.4%
1,000,000	Genesis CLO Ltd., Series 2007-2A, Class D (Cayman Islands)(a) (b)	BBB	4.46%	01/10/2016	N/A	982,510
233,848	Global Leveraged Capital Credit Opportunity Fund, Series 2006-1A, Class A (Cayman Islands)(a) (b)	AA+	0.76%	12/20/2018	N/A	223,989
500,000	Golub Capital Partners Fundings Ltd., Series 2007-1A, Class C (Cayman Islands)(a) (b)	A	1.22%	03/15/2022	N/A	415,305
250,000	ICE EM CLO, Series 2007-1A, Class A1D (Ireland)(a) (b)	AAA	1.07%	08/15/2022	N/A	235,480
500,000	ICE EM CLO, Series 2007-1A, Class A1 (Ireland)(a) (b)	AA	1.32%	08/15/2022	N/A	405,265
250,000	Telos CLO Ltd., Series 2006-1A, Class A2 (Cayman Islands)(a) (b)	AA+	0.86%	10/11/2021	N/A	216,285
						2,478,834

	Residential Mortgage Backed Security - 0.2%
309,357	Accredited Mortgage Loan Trust, Series 2006-2, Class A3(b)	BB+	0.39%	09/25/2036	N/A	274,233

	Transportation - 3.0%
1,541,411	Aircastle Aircraft Lease Backed Trust, Series 2007-1A, Class G1(a) (b)	A+	0.50%	06/14/2037	N/A	1,364,149
1,367,573	Aircraft Lease Securitisation Ltd., Series 2007-1A, Class G3 (Jersey)(a) (b)	A-	0.50%	05/10/2032	N/A	1,292,357
1,379,546	CLI Funding, LLC, Series 2006-1A, Class A(a) (b)	BBB	0.42%	08/18/2021	N/A	1,334,791
1,479,508	Genesis Funding Ltd., Series 2006-1A, Class G1 (Bermuda)(a) (b)	A-	0.48%	12/19/2032	N/A	1,288,059
						5,279,356

	Total Asset Backed Securities - 5.6%
	(Cost $9,618,038)					9,734,015

	Collateralized Mortgage Obligations - 2.2%
	Collateralized Loan Obligation - 0.9%
1,500,000	Goldentree Credit Opportunities Financing Ltd., Series 2012-1A, Class B2 (Cayman Islands)(a) (b)	Aa2	4.48%	09/15/2024	N/A	1,501,830

	Commercial MBS - 0.4%
776,492	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class AAB	Aaa	4.98%	02/11/2041	N/A	778,042

	Commercial Mortgage Backed Security - Traditional - 0.9%
1,030,000	GS Mortgage Securities Corp. II, Series 2007-EOP, Class A2(a) (b)	AAA	1.26%	03/06/2020	N/A	1,027,169
585,000	GS Mortgage Securities Corp. II, Series 2007-EOP, Class A3(a) (b)	AAA	1.46%	03/06/2020	N/A	582,092
						1,609,261

	Total Collateralized Mortgage Obligations - 2.2%
	(Cost $3,901,389)					3,889,133

	U.S. Government Agency Securities - 1.4%
2,500,000	Fannie Mae	AA+	0.80%	11/24/2015	05/24/13 @ 100	2,507,463
	(Cost $2,500,000)

	Term Loans - 0.4%(c)
	Banks - 0.2%
350,000	AP Alternative Assets LP(b)	BBB	4.21%	06/30/2015	N/A	330,750

	Electronics - 0.2%
280,000	Excelitas Technologies Corp.(b)	BB-	3.75%	11/29/2016	N/A	275,800

	Total Term Loans - 0.4%					606,550
	(Cost $609,963)

Number
of Shares	Description					Value
	Exchange Traded Funds - 6.1%
27,600	Guggenheim BulletShares 2012 Corporate Bond ETF					565,248
129,700	Guggenheim BulletShares 2013 High Yield Corporate Bond ETF(d)					3,360,527
130,000	Guggenheim BulletShares 2014 High Yield Corporate Bond ETF(d)					3,426,800
130,000	Guggenheim BulletShares 2015 High Yield Corporate Bond ETF					3,415,100
	(Cost $10,756,997)					10,767,675

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Short-Term Investments - 56.6%
	Commercial Paper - 39.8%
2,550,000	Anheuser - Busch InBev Worldwide, Inc.	A2		09/24/2012		2,549,439
2,200,000	Anheuser - Busch InBev Worldwide, Inc.	A2		09/27/2012		2,199,450
4,500,000	British Aerospace North	A2		09/10/2012		4,499,550
700,000	British Aerospace North	A2		10/01/2012		699,748
2,500,000	Cigna Corp.	A2		09/06/2012		2,499,900
2,584,000	Cigna Corp.	A2		09/18/2012		2,583,612
5,000,000	ConAgra Foods, Inc.	A2		09/06/2012		4,999,800
4,000,000	ConocoPhillips	A2		09/07/2012		3,999,880
5,000,000	Devon Energy Corp.	A2		10/02/2012		4,998,550
2,500,000	DTE Energy Co.	A2		09/05/2012		2,499,900
2,000,000	General Mills, Inc.	A2		09/12/2012		1,999,800
3,000,000	General Mills, Inc.	A2		09/14/2012		2,999,640
4,900,000	HJ Heinz Finance	A2		09/18/2012		4,899,265
5,000,000	Mattel, Inc.	A2		09/26/2012		4,998,700
5,000,000	Verizon Communications, Inc.	A2		09/26/2012		4,998,800
4,000,000	VF Corp.	A2		10/09/2012		3,998,440
500,000	Viacom, Inc.	A2		09/07/2012		499,975
4,700,000	Viacom, Inc.	A2		09/13/2012		4,699,483
4,500,000	Western Union Co.	A2		09/04/2012		4,499,865
4,500,000	Xstrata Finance	A2		09/12/2012		4,499,550
	(Cost $69,623,176)					69,623,347

	U.S. Government Agency Securities - 2.7%
4,637,000	Federal Home Loan Bank Discount Notes(e)	NR	0.00%	09/07/2012	N/A	4,636,981
	(Cost $4,636,930)

	U.S. Treasury Securities - 8.3%
5,000,000	U.S. Treasury Bill(e)	NR	0.00%	09/06/2012	N/A	4,999,980
4,500,000	U.S. Treasury Bill(e)	NR	0.00%	09/13/2012	N/A	4,499,928
5,000,000	U.S. Treasury Bill(e)	NR	0.00%	09/27/2012	N/A	4,999,735
	(Cost $14,499,393)					14,499,643

	Short Term Municipal Bonds - 0.4%
	New York - 0.4%
300,000	New York City Municipal Water Finance Authority	A-2	0.29%	06/15/2033	09/17/12 @ 100	300,000
400,000	New York City, New York General Obligation Variable Rate, Series L-5	A-2	0.22%	04/01/2035	09/05/12 @ 100	400,000
	(Cost $700,000)					700,000

	Repurchase Agreement - 3.1%
5,408,000	Jefferies & Company, Inc. dated 8/30/12; Proceeds at maturity - $5,408,376;(Fully collateralized by Georgia general obligation bond, 4.00% due 09/01/2016; Market value - $6,142,785)	AAA		09/04/2012		5,408,000
	(Cost $5,408,000)

Number
of Shares	Description					Value
	Money Market Fund - 1.6%
2,859,371	Dreyfus Treasury Prime Cash Management Institutional Shares					2,859,371
	(Cost $2,859,371)

	Investments of Collateral for Securities Loaned - 0.7%

1,115,960	BNY Mellon Securities Lending Overnight Fund, 0.1928%(g) (h)					1,115,960
	(Cost $1,115,960)

	Total Short-Term Investments - 56.6%
	(Cost $98,842,830)					98,843,302

	Total Investments - 101.9%
	(Cost $177,918,728)					178,293,396
	Liabilities in excess of Other Assets - (1.9%)					(3,290,542)
	Net Assets - 100.0%					$ 175,002,854

AG - Stock Corporation
CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  Although not rated, U.S. Treasury Securities have an implied rating of AA+/Aa+.   The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2012 these securities amounted to $20,764,313, which represents 11.9% of net assets.

(b) Floating or variable rate coupon. The rate shown is as of August 31, 2012.
(c)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark.  In addition, term loans may include mandatory and/or optional prepayment terms.  As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolios of investments.  Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(d) Security, or portion thereof, was on loan at August 31, 2012.
(e) Zero coupon bond.
(f) Security has a maturity of more than one year, but has a variable rate and demand feature which qualify it as a short-term security. The rate shown in that earned by the Fund as of August 31, 2012.
(g) At August 31, 2012, the total market value of the Fund's securities on loan was $1,089,852 and the total market value of the collateral held by the Fund was $1,115,960.
(h) Interest rate shown reflects yield as of August 31, 2012.

The obligations of certain United State Government sponsored entities are neither insured nor guaranteed by the United States Treasury.

GSY | Guggenheim Enhanced Short Duration Bond ETF

Country Allocation***
United States	88.1%
United Kingdom	3.6%
Cayman Islands	2.8%
Switzerland	1.3%
South Korea	0.9%
United Arab Emirates	0.9%
Jersey	0.7%
Bermuda	0.7%
Canada	0.6%
Ireland	0.4%
*** Subject to change daily. Based on total investments.

At August 31, 2012 the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$177,919,468	$415,072	$(41,144)	$373,928

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at August 31, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$51,945	$-	$51,945
Asset Backed Securities	-	9,734	-	9,734
Collateralized Mortgage Obligations	-	3,889	-	3,889
U.S. Government Agency Securities		7,144		7,144
Term Loans	-	607	-	607
Exchange Traded Funds	10,768	-	-	10,768
Commercial Paper	-	69,623	-	69,623
U. S. Treasury Securities	-	14,500	-	14,500
Municipal Bonds	-	700	-	700
Repurchase Agreement	-	5,408	-	5,408
Money Market Fund	2,859	-	-	2,859
Investments of Collateral for Securities Loaned	1,116	-	-	1,116
Total	$14,743	$163,550	$-	$178,293

During the three months ended August 31, 2012, there were no transfers between levels.

LVL Guggenheim S&P Global Dividend Opportunities Index ETF
Portfolio of Investments
August 31, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.5%
	Common Stocks - 99.4%
	Australia - 10.6%
784	ASX Ltd.	$24,679
1,056	Australia & New Zealand Banking Group Ltd.	27,087
3,049	Bendigo and Adelaide Bank Ltd.	23,885
443	Commonwealth Bank of Australia	25,061
527,165	David Jones Ltd.(a)	1,318,412
533,391	DUET Group	1,157,589
7,443	Metcash Ltd.	28,153
3,176	OZ Minerals Ltd.	20,481
824,346	Seven West Media Ltd.(a)	1,248,063
519,006	Tatts Group Ltd.(a)	1,458,917
6,153	Telstra Corp. Ltd.	24,481
1,074	Westpac Banking Corp.	27,493
		5,384,301

	Belgium - 0.0%*
849	Belgacom SA	25,213

	Bermuda - 3.2%
3,593	Catlin Group Ltd.	26,172
38,960	Seadrill Ltd.	1,602,791
		1,628,963

	Canada - 3.3%
935	Bell Aliant, Inc.	24,909
921	Pembina Pipeline Corp.	24,937
125,369	PetroBakken Energy Ltd., Class A(a)	1,651,514
		1,701,360

	Cayman Islands - 0.0%
50,000	Dongyue Group(a)	23,852

	Czech Republic - 0.2%
683	CEZ AS	26,823
146	Komercni Banka AS	28,337
1,283	Telefonica Czech Republic AS	27,206
		82,366

	Denmark - 2.8%
212,023	TDC A/S	1,414,921

	Finland - 2.4%
1,172	Elisa OYJ	24,833
1,347	Fortum OYJ	24,942
54,499	Orion OYJ, Class B	1,121,119
4,007	Stora ENSO OYJ	24,244
2,119	UPM-Kymmene OYJ	23,518
		1,218,656

	France - 10.7%
1,957	AXA SA	28,393
88,234	CNP Assurances	1,072,262
341	Fonciere DES Regions, REIT	24,028
108,077	France Telecom SA	1,497,860
27,240	Neopost SA	1,457,907
180,378	Peugeot SA(a) (b)	1,367,609
		5,448,059

	Germany - 5.6%
127,412	Deutsche Telekom AG	1,523,318
86,453	Freenet AG(a)	1,328,393
581	RWE AG	24,420
		2,876,131

	Hong Kong - 0.0%*
92,000	Shougang Fushan Resources Group Ltd.	24,197

	Indonesia - 2.2%
286,000	Indo Tambangraya Megah TBK PT	1,145,800

	Israel - 2.9%
1,307,812	Bezeq The Israeli Telecommunication Corp. Ltd.	1,485,761

	Italy - 2.9%
1,858	Atlantia SpA	26,160
414,970	Terna Rete Elettrica Nazionale SpA	1,444,719
		1,470,879

	Netherlands - 2.8%
554	Corio NV, REIT	23,638
692	Eurocommercial Properties NV, REIT	24,467
158,025	Koninklijke KPN NV	1,358,479
377	Wereldhave NV, REIT	19,403
		1,425,987

	Norway - 0.1%
2,025	Gjensidige Forsikring ASA	26,009

	Philippines - 0.0%*
370	Philippine Long Distance Telephone Co.	24,095

	Portugal - 2.9%
597,845	EDP - Energias de Portugal SA	1,460,445

	Singapore - 6.7%
14,000	Ascendas Real Estate Investment Trust, REIT	26,487
9,000	Keppel Land Ltd.	24,459
1,342,000	Sakari Resources Ltd.(a)	2,011,816
6,000	SembCorp Marine Ltd.	24,050
1,061,000	STX OSV Holdings Ltd.	1,292,865
21,000	Suntec Real Estate Investment Trust, REIT	24,327
		3,404,004

	South Africa - 2.5%
5,748	African Bank Investments Ltd.	22,164
22,057	Kumba Iron Ore Ltd.(a)	1,256,138
		1,278,302

	South Korea - 0.1%
1,693	KT Corp., ADR	25,581

	Spain - 6.4%
83,468	ACS Actividades de Construccion y Servicios SA(a)	1,661,288
1,391	Enagas SA	25,888
2,236	Ferrovial SA	26,452
12,835	Mapfre SA(a)	31,225
573	Red Electrica Corporacion	24,860
117,361	Telefonica SA	1,485,253
		3,254,966

	Sweden - 3.2%
1,547	Skanska AB	23,830
90,302	Tele2 AB	1,588,756
		1,612,586

	Taiwan - 0.4%
799	Chunghwa Telecom Co. Ltd., ADR(a)	24,002
97,888	United Microelectronics Corp., ADR	198,713
		222,715

	Turkey - 3.9%
20,995	Eregli Demir ve Celik Fabrikalari TAS	23,443
66,852	Tupras Turkiye Petrol Rafinerileri AS	1,529,685
107,281	Turk Telekomunikasyon AS	424,863
		1,977,991

	United Kingdom - 6.5%
1,323	Admiral Group PLC	24,922
529	AstraZeneca PLC	24,674
314,326	Aviva PLC	1,628,086
378,229	Firstgroup PLC	1,471,862
18,956	Home Retail Group PLC	28,257
2,238	National Grid PLC	24,297
1,112	SSE PLC	24,162
6,587	Standard Life PLC	27,757
9,170	TUI Travel PLC	30,835
8,480	Vodafone Group PLC	24,447
		3,309,299

	United States - 17.1%
703	American Capital Agency Corp., REIT	24,493
84,472	Annaly Capital Management, Inc., REIT	1,462,210
87,841	Ares Capital Corp.	1,517,014
1,783	Capstead Mortgage Corp., REIT	25,568
609,275	Chimera Investment Corp., REIT	1,547,559
374	Diamond Offshore Drilling, Inc.	25,065
841	Hatteras Financial Corp., REIT	24,381
702	Highwoods Properties, Inc., REIT	22,892
974	Hospitality Properties Trust, REIT	23,444
76,772	Invesco Mortgage Capital, Inc., REIT	1,573,058
592	Mercury General Corp.	22,668
27,570	MFA Financial, Inc., REIT	225,798
1,918	New York Community Bancorp, Inc.(a)	25,433
113,431	Prospect Capital(a)	1,296,516
704	TAL International Group, Inc.	23,943
50,866	Vector Group Ltd.	865,231
		8,705,273

	Total Common Stocks - 99.4%
	(Cost $52,951,210)	50,657,712

	Preferred Stocks - 0.1%
	Brazil - 0.1%
1,294	Cia Energetica de Minas Gerais, ADR	21,998
1,251	Vale SA, ADR	20,166
		42,164

	Germany - 0.0%*
1,096	ProSiebenSat.1 Media AG	26,463

	Total Preferred Stocks - 0.1%
	(Cost $80,534)	68,627

	Total Long-Term Investments - 99.5%
	(Cost $53,031,744)	50,726,339

	Investments of Collateral for Securities Loaned - 21.7%

11,057,397	BNY Mellon Securities Lending Overnight Fund, 0.1928% (c) (d)	11,057,397
	(Cost $11,057,397)

	Total Investments - 121.2%
	(Cost $64,089,141)	61,783,736
	Liabilities in excess of Other Assets - (21.2%)	(10,810,671)
	Net Assets - 100.0%	$ 50,973,065

*Less than 0.1%
AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
AS - Joint Stock Company
ASA - Stock Company
A/S - Limited Liability Stock Company or Stock Company
NV - Publicly Traded Company
OYJ - Public Traded Company
PLC - Public Limited Company
PT - Limited Liability Company
REIT - Real Estate Investment Trust
SA - Corporation
SpA - Limited Share Company

(a) Security, or portion thereof, was on loan at August 31, 2012.
(b) Non-income producing security.
(c) At August 31, 2012, the total market value of the Fund's securities on loan was $10,497,174 and the total market value of the collateral held by the Fund was $11,057,397.
(d) Interest rate shown reflects yield as of August 31, 2012.

See previously submitted notes to financial statements for the period ended May 31, 2012.

Security of Investments by Sector Classification**
Communications	26.8%
Financial	21.7%
Energy	15.8%
Industrial	8.9%
Utilities	8.4%
Consumer, Cyclical	8.3%
Consumer, Non-cyclical	4.1%
Technology	3.3%
Basic Materials	2.7%

** Subject to change daily. Based on long-term investments. Securities are classified by sectors that represent broad groups of related industries.

At August 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$64,468,172	$2,571,654	$(5,256,090)	$(2,684,436)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value.  Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.  Money market Fund are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (the “Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.”  Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability.  Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii)  the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies,  (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets.  The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities.  The Fund values Level 2 equity securities using various observable market inputs.  The Fund did not have any Level 3 securities at August 31, 2012.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy at August 31, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stock	$50,658	$–	$–	$50,658
Preferred Stock	69	–	–	69
Investments of Collateral for Securities Loaned	11,057	–	–	11,057
Total	$61,784	$–	$–	$61,784

During the three months ended August 31, 2012, there were no transfers between levels.

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:	/s/ Donald C. Cacciapaglia
   Donald C. Cacciapaglia
   Chief Executive Officer

Date:	October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
      Donald C. Cacciapaglia
      Chief Executive Officer

Date:	October 30, 2012

By:	/s/John Sullivan
      John Sullivan
      Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	October 30, 2012